     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 31, 2001


                                                              FILE NO. 333-85415
                                                              FILE NO. 811-9555
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                       POST EFFECTIVE AMENDMENT NO. 4 /X/


                                       and

                        REGISTRATION STATEMENT UNDER THE
                             INVESTMENT ACT OF 1940
                               AMENDMENT NO. 6 /X/

                         COMMONFUND INSTITUTIONAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                          THE CORPORATION TRUST COMPANY
                               1209 ORANGE STREET
                WILMINGTON, DELAWARE 19801, COUNTY OF NEW CASTLE
                     (Name and Address of Agent for Service)

                                   Copies to:


           ARTHUR GARDINER, ESQUIRE         JILL GROSSBERG, ESQUIRE
               8 Sargent Street          Investors Bank & Trust Company
               Hanover, NH 03755              200 Clarendon Street
                                               Mail Code: LEG 13
                                                Boston, MA 02116


--------------------------------------------------------------------------------
It is proposed that this filing become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  _________________ pursuant to paragraph (a)(1)
[X]  On September 1, 2001 pursuant to paragraph (b) of Rule 485
[ ]  75 days after filing pursuant to paragraph (a)(2)
--------------------------------------------------------------------------------

COMMONFUND
INSTITUTIONAL FUNDS


PROSPECTUS
September 1, 2001


                                                              [Common Fund LOGO]




                                       -----------------------------------------
                                       CIF CORE EQUITY FUND
                                       CIF SMALL CAP GROWTH FUND
                                       CIF SMALL CAP VALUE FUND
                                       CIF INTERNATIONAL EQUITY FUND


                                       INVESTMENT MANAGER
                                       Commonfund Asset Management Company, Inc.


                                       DISTRIBUTOR
                                       Commonfund Securities, Inc.











                                       The Securities and Exchange Commission
                                       has not approved or disapproved the
                                       Funds' shares or determined whether this prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

COMMONFUND INSTITUTIONAL FUNDS
--------------------------------------------------------------------------------

Commonfund Institutional Funds (the "Company") is a no-load, open-end management investment company that seeks to improve the net investment returns of its shareholders by making available to them a series of investment funds, each with its own investment objectives and policies. The investment funds are sold primarily to institutional investors, including colleges, universities, private secondary schools, hospitals, foundations, pension funds, museums, libraries, performing arts groups and centers, public secondary school districts, charitable service organizations and others. The investment funds are not available to individuals, except current and former directors, officers and employees of Commonfund Asset Management Company, Inc. (the "Investment Manager"), its affiliates, consultants, and members of Commonfund advisory groups ("Eligible Individuals").

HOW TO READ THIS PROSPECTUS
--------------------------------------------------------------------------------


The Company offers a number of separate investment portfolios (each a "Fund" and, collectively, the "Funds"). Each Fund has its own investment goals and strategies. This prospectus gives you important information about the CIF Core Equity, CIF Small Cap Growth, CIF Small Cap Value and CIF International Equity Funds that you should know before investing. This prospectus has been arranged into different sections so that you can easily review this important information. Please read this prospectus and keep it for future reference.


THE EQUITY FUNDS
--------------------------------------------------------------------------------


Equity funds invest in portfolios of common stocks and other equity securities of U.S. and foreign issuers. Investments in equity securities are subject to market risks, such as the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles. In addition, investment in equity securities is subject to company specific risk. Individual portfolio companies may report poor results or be negatively affected by industry or economic trends and developments, and the prices of securities issued by such companies may decline in response. Prices of securities in foreign countries may be more volatile than investments in U.S. companies since events unique to a country or region will affect those markets and their issuers. As a result of changes in the prices of a Fund's portfolio securities, the value of shares of a Fund may fluctuate drastically from day-to-day or over a particular period. Equity funds may underperform funds that invest primarily in other asset classes, such as fixed income funds.



CIF Core Equity Fund......................................................    3
CIF Small Cap Growth Fund.................................................    7
CIF Small Cap Value Fund..................................................   11
CIF International Equity Fund.............................................   15
Investment Manager........................................................   19
Investment Sub-Advisers and Portfolio Managers............................   21
Purchasing and Redeeming Fund Shares......................................   26
Distribution of Fund Shares...............................................   29
Dividends, Distributions and Taxes........................................   30
Financial Highlights .....................................................   31


To obtain more information about the Company please refer to the Back Cover of the Prospectus.

CIF CORE EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------

Long-term capital appreciation

INVESTMENT FOCUS
--------------------------------------------------------------------------------

A portfolio of common stocks of large and medium capitalization U.S. companies

PRINCIPAL INVESTMENT STRATEGY
--------------------------------------------------------------------------------


The CIF Core Equity Fund invests primarily in a diversified portfolio of common stocks and securities convertible into common stocks of large and medium capitalization U.S. companies. Generally, these issuers will have market capitalizations in the range of the companies in the S&P 500 Composite Index, which is the benchmark index for the Fund. The Fund is designed to add value over its benchmark primarily through stock selection, rather than sector or style variance, with volatility similar to that of its benchmark index.


The Fund seeks to achieve its investment objective through the construction of "core" and "satellite" portfolios. The "core" portfolio, which ordinarily will comprise approximately 40% of the Fund, utilizes a single Sub-Adviser to track the S&P 500 Composite Index in terms of sector, industry and capitalization, while adding value through stock selection. The remainder of the Fund is comprised of several "satellite" portfolios whose Sub-Advisers apply specific investment strategies, such as growth or value, which may deviate from the benchmark in terms of volatility, capitalization and sector selection. The Fund may use derivative instruments for both hedging and non-hedging purposes.


Under normal circumstances, at least 80% of the net assets of the Fund will be invested in equity securities.



The Investment Manager allocates the Fund's assets among selected Sub-Advisers, who in turn manage the assets on a day-to-day basis, subject to oversight by the Investment Manager. Advanced Investment Technology, Inc. ("AIT"), Iridian Asset Management LLC ("Iridian"), John A. Levin & Co., Inc. ("John A. Levin"), Marsico Capital Management LLC ("Marsico Capital") and SSgA Funds Management, Inc. ("SSgA") serve as Sub-Advisers to the Fund. Each Sub-Adviser selects investments for its portion of the Fund based on its own investment style and strategy. AIT, an affiliate of SSgA, manages a portion of the Fund that focuses on very large capitalization companies included in the benchmark index. Iridian employs a value strategy in selecting stocks of medium capitalization companies based on in-depth company analysis. John A. Levin selects stocks of large capitalization companies based on fundamental analysis with attention to defensive factors designed to provide protection in value driven environments. Marsico Capital employs a growth strategy designed to succeed in growth driven environments. SSgA manages the "core" portfolio in a style that emphasizes individual stock selection, but is neutral to the Fund's benchmark in style, sector and capitalization.

The Sub-Advisers seek to achieve the Fund's objectives on a total return basis and will not limit transactions to avoid tax consequences. The Fund's portfolio turnover rate may be higher as a result. Higher portfolio turnover will result in higher transaction costs, and shareholders subject to tax may be required to recognize more taxable gain than if the Fund were managed to limit its portfolio turnover.


OTHER INVESTMENTS
--------------------------------------------------------------------------------

The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are not principal investments and/or strategies. These other investments and strategies, as well as those described in this prospectus, are described in greater detail in the Fund's Statement of Additional Information (SAI).

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations. When so invested, the Fund may not achieve its investment objective.

PRINCIPAL RISKS
--------------------------------------------------------------------------------


The value of an investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). These price movements, sometimes called volatility, may be larger or smaller depending on the types of securities the Fund owns and the markets in which they trade. Generally, the prices of equity securities are more volatile than those of fixed income securities.


In addition, at times the Fund's market sector, securities of large and medium capitalization U.S. companies, may underperform relative to other sectors.

The Investment Manager's allocation of Fund assets to the Sub-Advisers and the Sub-Advisers' judgments about the markets, the economy and/or companies may not anticipate actual market movements, economic conditions or company performance, and may affect the Fund's return. In fact, you can lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

RISKS OF HOLDING CERTAIN SECURITIES

Equity Securities. Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, and warrants and other rights to acquire such instruments. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities will not necessarily affect cash income derived from these securities, but will affect the Fund's net asset value.

Derivatives. Derivatives are instruments which derive their value from an underlying security, financial asset or an index. One category of derivatives ("Derivative Instruments") are instruments such as futures contracts, options, forward contracts, and swaps. Derivative Instruments are used to establish market positions without transacting in the securities by which their value is measured. Derivative Instruments often are used to adjust the risk characteristics of a portfolio of securities investments. A second category of derivatives ("Derivative Securities") are securities that carry rights to other securities, such as, for example, a security convertible into some other security. The primary risks of Derivative Instruments are that changes in the market value of securities held by the Fund, and of derivatives relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative which could result in difficulty closing the position and certain derivatives can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some Derivative Instruments are subject to counterparty risk. While the use of derivatives may be advantageous to the Fund, if the Fund is not successful in employing them, the Fund's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.


PERFORMANCE INFORMATION

The Fund commenced operations on January 2, 2001. Since the Fund does not have a full calendar year of operations, performance results have not been provided.

FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the Fund's fees and expenses that you will pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

      Investment Advisory Fees...................................    0.45%
      Distribution (12b-1) Fees..................................     None
      Other Expenses*............................................    0.20%
      TOTAL ANNUAL FUND OPERATING EXPENSES.......................    0.65%
      Fee waivers and expense reimbursements.....................    0.10%
      NET ANNUAL FUND OPERATING EXPENSES.........................    0.55%**

--------------------------------------------------------------------------------

* OTHER EXPENSES WERE ESTIMATED ASSUMING AVERAGE DAILY NET ASSETS OF THE FUND OF $100 MILLION.


** THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE ITS ADVISORY FEES AND TO THE EXTENT NECESSARY REIMBURSE EXPENSES, SO LONG AS IT SERVES AS INVESTMENT MANAGER TO THE FUND, IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.55% OF AVERAGE DAILY NET ASSETS PER YEAR. THIS FEE WAIVER AND EXPENSE REIMBURSEMENT AGREEMENT MAY BE AMENDED OR TERMINATED ONLY WITH THE CONSENT OF THE BOARD OF DIRECTORS.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 Year                     $  56*
                       3 Years                    $ 176*
--------------------------------------------------------------------------------


* EXPENSES ARE CALCULATED BASED ON NET ANNUAL FUND OPERATING EXPENSES AFTER THE INVESTMENT MANAGER'S FEE WAIVERS AND EXPENSE REIMBURSEMENTS (0.55%).

CIF SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------

Long-term capital appreciation

INVESTMENT FOCUS
--------------------------------------------------------------------------------

A portfolio of growth oriented common stocks of smaller capitalization U.S. companies

PRINCIPAL INVESTMENT STRATEGY


The CIF Small Cap Growth Fund invests primarily in growth oriented equity securities of small U.S. companies. Generally, these issuers will have market capitalizations in the range of the companies in the Russell 2000 Growth Index, which is the benchmark index for the Fund. The Fund is designed to add value primarily through stock selection, rather than sector or style variance, with volatility similar to that of its benchmark index.


The Fund seeks to achieve its objective by emphasizing investment in companies that the Sub-Advisers believe have strong earnings momentum, dominant market share in growing industries, and positive changes in analysts' expectations or better than anticipated earnings reports. The Fund is constructed around three principal strategies: core, aggressive and defensive. The core strategy generally will have risk and portfolio characteristics similar to the Russell 2000 Growth Index. The aggressive strategy generally is more volatile and provides for greater sector variances than the Russell 2000 Growth Index. The defensive strategy is designed to have lower volatility and add value primarily during down markets. The Fund may use derivative instruments for both hedging and non-hedging purposes.


Under normal circumstances, at least 80% of the net assets of the Fund will be invested in equity securities of small companies.

The Investment Manager allocates the Fund's assets among selected Sub-Advisers, who in turn manage the Fund's assets on a day-to-day basis, subject to oversight by the Investment Manager. Artisan Partners Limited Partnership ("Artisan"), CapitalWorks Investment Partners ("CapitalWorks Investment"), Constitution Research & Management, Inc. ("Constitution Research"), GlobeFlex Capital, L.P. ("GlobeFlex Capital") and Veredus Asset Management, LLC ("Veredus") serve as Sub-Advisers to the Fund. Each Sub-Adviser selects investments for its portion of the Fund based on its own investment style and strategy. Artisan manages the defensive portion of the Fund to provide downside protection in value driven environments. CapitalWorks Investment and Constitution Research manage the aggressive portion of the Fund. GlobeFlex Capital and Veredus manage the core portion of the Fund.



The Sub-Advisers seek to achieve the Fund's objectives on a total return basis and will not limit transactions to avoid tax consequences. The Fund's portfolio turnover rate may be higher as a result. Higher portfolio turnover will result in higher transaction costs, and shareholders subject to tax may be required to recognize more taxable gain than if the Fund were managed to limit its portfolio turnover.

OTHER INVESTMENTS
--------------------------------------------------------------------------------

The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are not principal investments and/or strategies. These other investments and strategies, as well as those described in this prospectus, are described in greater detail in the Fund's Statement of Additional Information (SAI).


During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations. When so invested, the Fund may not achieve its investment objective.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

The value of an investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). These price movements, sometimes called volatility, may be larger or smaller depending on the types of securities the Fund owns and the markets in which they trade. Generally, the prices of equity securities are more volatile than those of fixed income securities.


The risk of investing in equity securities is intensified in the case of the smaller companies in which the Fund invests. Market prices for such companies' equity securities tend to be more volatile than those of larger, more established companies and such companies may themselves be more vulnerable to economic or company specific problems. Because of high valuations placed on companies with growth prospects within certain sectors, such as technology, biotechnology and internet, the Fund may own securities of companies that have significant market capitalizations despite a general lack of operating history and/or positive earnings.

In addition, at times the Fund's market sector, growth oriented equity securities of small companies, may underperform relative to other sectors.

The Investment Manager's allocation of Fund assets to the Sub-Advisers and the Sub-Advisers' judgments about the markets, the economy and/or companies may not anticipate actual market movements, economic conditions or company performance, and may affect the Fund's return. In fact, you can lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

RISKS OF HOLDING CERTAIN SECURITIES

Equity Securities. Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, and warrants and other rights to acquire such instruments. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities will not necessarily affect cash income derived from these securities, but will affect the Fund's net asset value.


Derivatives. Derivatives are instruments which derive their value from an underlying security, financial asset or an index. One category of derivatives ("Derivative Instruments") are instruments such as futures contracts, options, forward contracts, and swaps. Derivative Instruments are used to establish market positions without transacting in the securities by which their value is measured. Derivative Instruments often are used to adjust the risk characteristics of a portfolio of securities investments. A second category of derivatives ("Derivative Securities") are securities that carry rights to other securities, such as, for example, a security convertible into some other security. The primary risks of Derivative Instruments are that changes in the market value of securities held by the Fund, and of derivatives relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative which could result in difficulty closing the position and certain derivatives can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some Derivative Instruments are subject to counterparty risk. While the use of derivatives may be advantageous to the Fund, if the Fund is not successful in employing them, the Fund's performance may be worse than if it did not make such investment. See the SAI for more about the risks of different types of derivatives.


PERFORMANCE INFORMATION

The Fund commenced operations on January 2, 2001. Since the Fund does not have a full calendar year of operations, performance results have not been provided.

FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the Fund's fees and expenses that you will pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

          Investment Advisory Fees............................     0.90%
          Distribution (12b-1) Fees...........................     None
          Other Expenses*.....................................     0.20%
          TOTAL ANNUAL FUND OPERATING EXPENSES................     1.10%
          Fee waivers and expense reimbursements..............     0.10%
          NET ANNUAL FUND OPERATING EXPENSES..................     1.00%**

--------------------------------------------------------------------------------
* OTHER EXPENSES WERE ESTIMATED ASSUMING AVERAGE DAILY NET ASSETS OF THE FUND OF $100 MILLION.


** THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE ITS ADVISORY FEES AND TO THE EXTENT NECESSARY REIMBURSE EXPENSES, SO LONG AS IT SERVES AS INVESTMENT MANAGER TO THE FUND, IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 1.00% OF AVERAGE DAILY NET ASSETS PER YEAR. THIS FEE WAIVER AND EXPENSE REIMBURSEMENT AGREEMENT MAY BE AMENDED OR TERMINATED ONLY WITH THE CONSENT OF THE BOARD OF DIRECTORS.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                         1 Year                  $102*
                         3 Years                 $318*
--------------------------------------------------------------------------------


* EXPENSES ARE CALCULATED BASED ON NET ANNUAL FUND OPERATING EXPENSES AFTER THE INVESTMENT MANAGER'S FEE WAIVERS AND EXPENSE REIMBURSEMENTS (1.00%).

CIF SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------

Long-term capital appreciation

INVESTMENT FOCUS
--------------------------------------------------------------------------------

A portfolio of value oriented common stocks of smaller capitalization U.S. companies

PRINCIPAL INVESTMENT STRATEGY
--------------------------------------------------------------------------------


The CIF Small Cap Value Fund invests primarily in value oriented equity securities of small U.S. companies. Generally, these issuers will have market capitalizations in the range of companies in the Russell 2000 Value Index, which is the benchmark index for the Fund. The Fund is designed to add value primarily through stock selection, rather than sector or style rotation, and to exhibit volatility similar to that of its benchmark index.


The Fund seeks to achieve its objective by emphasizing investment in companies that exhibit traditional value characteristics, such as below average price-to-earnings, price-to-book value and price-to-cash flow ratios. The Fund is constructed using multiple strategies designed to select different types of companies in the benchmark index. The Fund may use derivative instruments for both hedging and non-hedging purposes.


Under normal circumstances, at least 80% of the net assets of the Fund will be invested in equity securities of small companies.



The Investment Manager allocates the Fund's assets among selected Sub-Advisers, who in turn manage the Fund's assets on a day-to-day basis, subject to oversight by the Investment Manager. High Rock Capital LLC ("High Rock Capital"), Martingale Asset Management, L.P. ("Martingale"), NorthPointe Capital LLC ("NorthPointe"), Shapiro Capital Management Company, Inc. ("Shapiro Capital") and Skyline Asset Management, L.P. ("Skyline") serve as Sub-Advisers to the Fund. Each Sub-Adviser selects investments for its portion of the Fund based on its own investment style and strategy. High Rock Capital's investment strategy emphasizes research of issuers' business quality, business valuation and business catalysts. Martingale utilizes a quantitative strategy designed to reduce the Fund's tracking error against the benchmark index. NorthPointe invests in securities that it believes are undervalued and have good earnings growth potential. Shapiro Capital concentrates on a portfolio of securities selling at a substantial discount to normalized earnings power. Skyline focuses on attractively priced securities, such as those with below average price-to-earnings ratios, with increasing earnings.



The Sub-Advisers seek to achieve the Fund's objectives on a total return basis and will not limit transactions to avoid tax consequences. The Fund's portfolio turnover rate may be higher as a result. Higher portfolio turnover will result in higher transaction costs, and shareholders subject to tax may be required to recognize more taxable gain than if the Fund were managed to limit its portfolio turnover.

OTHER INVESTMENTS
--------------------------------------------------------------------------------

The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are not principal investments and/or strategies. These other investments and strategies, as well as those described in this prospectus, are described in greater detail in the Fund's Statement of Additional Information (SAI).

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations. When so invested, the Fund may not achieve its investment objective.

PRINCIPAL RISKS
--------------------------------------------------------------------------------


The value of an investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). These price movements, sometimes called volatility, may be larger or smaller depending on the types of securities the Fund owns and the markets in which they trade. Generally, the prices of equity securities are more volatile than those of fixed income securities.


The risk of investing in equity securities is intensified in the case of the small companies in which the Fund will invest. Market prices for such companies' equity securities tend to be more volatile than those of larger, more established companies. Such companies may themselves be more vulnerable to economic or company specific problems.

In addition, at times the Fund's market sector, value oriented equity securities of small companies, may underperform relative to other sectors.

The Investment Manager's allocation of Fund assets to the Sub-Advisers and the Sub-Advisers' judgments about the markets, the economy and/or companies may not anticipate actual market movements, economic conditions or company performance, and may affect the Fund's return. In fact, you can lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

RISKS OF HOLDING CERTAIN SECURITIES

Equity Securities. Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, and warrants and other rights to acquire such instruments. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities will not necessarily affect cash income derived from these securities, but will affect the Fund's net asset value.

Derivatives. Derivatives are instruments which derive their value from an underlying security, financial asset or an index. One category of derivatives ("Derivative Instruments") are instruments such as futures contracts, options, forward contracts, and swaps. Derivative Instruments are used to establish market positions without transacting in the securities by which their value is measured. Derivative Instruments often are used to adjust the risk characteristics of a portfolio of securities investments. A second category of derivatives ("Derivative Securities") are securities that carry rights to other securities, such as, for example, a security convertible into some other security. The primary risks of Derivative Instruments are that changes in the market value of securities held by the Fund, and of derivatives relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative which could result in difficulty closing the position and certain derivatives can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some Derivative Instruments are subject to counterparty risk. While the use of derivatives may be advantageous to the Fund, if the Fund is not successful in employing them, the Fund's performance may be worse than if it did not make such investment. See the SAI for more about the risks of different types of derivatives.


PERFORMANCE INFORMATION

The Fund commenced operations on January 2, 2001. Since the Fund does not have a full calendar year of operations, performance results have not been provided.

FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the Fund's fees and expenses that you will pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

           Investment Advisory Fees...........................     0.90%
           Distribution (12b-1) Fees..........................      None
           Other Expenses*....................................     0.20%
           TOTAL ANNUAL FUND OPERATING EXPENSES...............     1.10%
           Fee waivers and expense reimbursements.............     0.10%
           NET ANNUAL FUND OPERATING EXPENSES.................     1.00%**

--------------------------------------------------------------------------------

 * OTHER EXPENSES WERE ESTIMATED ASSUMING AVERAGE DAILY NET ASSETS OF THE FUND OF $100 MILLION.


** THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE ITS ADVISORY FEES AND TO THE EXTENT NECESSARY REIMBURSE EXPENSES, SO LONG AS IT SERVES AS INVESTMENT MANAGER TO THE FUND, IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 1.00% OF AVERAGE DAILY NET ASSETS PER YEAR. THIS FEE WAIVER AND EXPENSE REIMBURSEMENT AGREEMENT MAY BE AMENDED OR TERMINATED ONLY WITH THE CONSENT OF THE BOARD OF DIRECTORS.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                         1 Year                 $102*
                         3 Years                $318*
--------------------------------------------------------------------------------


* EXPENSES ARE CALCULATED BASED ON NET ANNUAL FUND OPERATING EXPENSES AFTER THE INVESTMENT MANAGER'S FEE WAIVERS AND EXPENSE REIMBURSEMENTS (1.00%).

CIF INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------

Long-term capital appreciation

INVESTMENT FOCUS
--------------------------------------------------------------------------------

A portfolio of equity securities of non-U.S. issuers

PRINCIPAL INVESTMENT STRATEGY
--------------------------------------------------------------------------------


The CIF International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. The Fund generally invests in equity securities of non-U.S. issuers represented in the MSCI EAFE (Europe, Australasia, Far East) Index, which is the benchmark index for the Fund and includes most developed countries in those regions. The Fund also may invest up to 10% of its assets in equity securities of issuers located in emerging markets. The Fund may enter into forward and futures contracts to hedge currency exposure.

The Fund seeks to achieve its investment objective through the construction of "core" and "satellite" portfolios. The "core" portfolio, which ordinarily will comprise approximately 50% of the Fund, utilizes a market-oriented Sub-Adviser with a strong bottom-up stock selection and sector allocation process that favors both value and growth stocks. Up to 50% of the Fund will be comprised of "satellite" portfolios whose Sub-Advisers apply a more targeted investment strategy, such as growth or value, and which may deviate more from the benchmark in terms of volatility and stock selection. The Fund may invest up to 10% of its assets in a passively managed international equity index strategy.

Under normal circumstances, at least 80% of the net assets of the Fund will be invested in equity securities.

The Investment Manager allocates the Fund's assets among selected Sub-Advisers, who in turn manage the Fund's assets on a day-to-day basis, subject to oversight by the Investment Manager. Capital Guardian Trust Company ("Capital Guardian"), Grantham, Mayo, Van Otterloo & Co., LLC ("GMO") and TT International Investment Management ("TT International") serve as Sub-Advisers to the Fund. Each Sub-Adviser selects investments for its portion of the Fund based on its own investment style and strategy. Capital Guardian manages the "core" portfolio by applying a market-oriented approach that includes bottom up stock selection and sector allocation. Country allocation is a by-product of the stock selection process. GMO applies a value oriented approach to selecting investments. TT International uses a growth oriented approach to stock selection coupled with geo-political country analysis.

The Sub-Advisers seek to achieve the Fund's objectives on a total return basis and will not limit transactions to avoid tax consequences. The Fund's portfolio turnover rate may be higher as a result. Higher portfolio turnover will result in higher transaction costs, and shareholders subject to tax may be required to recognize more taxable gain than if the Fund were managed to limit its portfolio turnover.

OTHER INVESTMENTS
--------------------------------------------------------------------------------


The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are not principal investments and/or strategies. These other investments and strategies, as well as those described in this prospectus, are described in greater detail in the Fund's Statement of Additional Information (SAI).


During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations. When so invested, the Fund may not achieve its investment objective.

PRINCIPAL RISKS
--------------------------------------------------------------------------------


The value of an investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). These price movements, sometimes called volatility, may be larger or smaller depending on the types of securities the Fund owns and the markets in which they trade. Generally, the prices of equity securities are more volatile than those of fixed income securities.


In addition, at times the Fund's market sector, equity securities of foreign issuers, may underperform relative to other sectors.

The Investment Manager's allocation of Fund assets to the Sub-Advisers and the Sub-Advisers' judgments about the markets, the economy and/or companies may not anticipate actual market movements, economic conditions or company performance, and may affect the Fund's return. In fact, you can lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

RISKS OF HOLDING CERTAIN SECURITIES

Equity Securities. Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, and warrants and other rights to acquire such instruments. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities will not necessarily affect cash income derived from these securities, but will affect the Fund's net asset value.


Foreign Securities. Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, the Fund's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Fund's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.


Emerging Market Risks. The Fund may invest in emerging market countries, which are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most countries located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.


Derivatives. Derivatives are instruments which derive their value from an underlying security, financial asset or an index. One category of derivatives ("Derivative Instruments") are instruments such as futures contracts, options, forward contracts, and swaps. Derivative Instruments are used to establish market positions without transacting in the securities by which their value is measured. Derivative Instruments often are used to adjust the risk characteristics of a portfolio of securities investments. A second category of derivatives ("Derivative Securities") are securities that carry rights to other securities, such as, for example, a security convertible into some other security. The primary risks of Derivative Instruments are that changes in the market value of securities held by the Fund, and of derivatives relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative which could result in difficulty closing the position and certain derivatives can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some Derivative Instruments are subject to counterparty risk. While the use of derivatives may be advantageous to the Fund, if the Fund is not successful in employing them, the Fund's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.


PERFORMANCE INFORMATION

The Fund commenced operations on January 2, 2001. Since the Fund does not have a full calendar year of operations, performance results have not been provided.

FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the Fund's fees and expenses that you will pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                Investment Advisory Fees...................     0.70%
                Distribution (12b-1) Fees..................      None
                Other Expenses*............................     0.20%

                TOTAL ANNUAL FUND OPERATING EXPENSES.......     0.90%
                Fee waivers and expense reimbursements.....     0.10%

                NET ANNUAL FUND OPERATING EXPENSES.........     0.80%**


--------------------------------------------------------------------------------
 * OTHER EXPENSES WERE ESTIMATED ASSUMING AVERAGE DAILY NET ASSETS OF THE FUND OF $100 MILLION.


** THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE ITS ADVISORY FEES AND TO THE EXTENT NECESSARY REIMBURSE EXPENSES, SO LONG AS IT SERVES AS INVESTMENT MANAGER TO THE FUND, IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.80% OF AVERAGE DAILY NET ASSETS PER YEAR. THIS FEE WAIVER AND EXPENSE REIMBURSEMENT AGREEMENT MAY BE AMENDED OR TERMINATED ONLY WITH THE CONSENT OF THE BOARD OF DIRECTORS.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                         1 Year                    $82*
                         3 Years                  $255*
--------------------------------------------------------------------------------
* EXPENSES ARE CALCULATED BASED ON NET ANNUAL FUND OPERATING EXPENSES AFTER THE INVESTMENT MANAGER'S FEE WAIVERS AND EXPENSE REIMBURSEMENTS (0.80%).

INVESTMENT MANAGER
--------------------------------------------------------------------------------


COMMONFUND ASSET MANAGEMENT COMPANY, INC. (the "Investment Manager") is an indirect, wholly-owned subsidiary of The Common Fund for Nonprofit Organizations ("Commonfund"). Employees of the Investment Manager also are responsible for Commonfund's investment program, which is comprised of more than 35 funds with more than $21 billion in assets and is conducted in a "manager of managers" format. Each Fund will pay the Investment Manager an annual fee, shown as a percentage of average net assets, for its services, as follows:

                   CIF Core Equity Fund                    0.45%
                   CIF Small Cap Growth Fund               0.90%
                   CIF Small Cap Value Fund                0.90%
                   CIF International Equity Fund           0.70%

The Investment Manager acts as a "manager of managers" for the Funds, and supervises adherence by the Sub-Advisers to each Fund's investment policies and guidelines. The Investment Manager can also recommend the appointment of additional or replacement Sub-Advisers to the Company's Board of Directors. The Fund and the Investment Manager have applied for exemptive relief from the Securities and Exchange Commission (the "SEC") to permit the Investment Manager and the Company to add or terminate Sub-Advisers without shareholder approval. There is no assurance that the SEC will grant such relief.


The Investment Manager employs a team to supervise the Sub-Advisers, which includes the following members:


TODD E. PETZEL, President and Chief Investment Officer. Mr. Petzel assumed the position of President and Chief Investment Officer of the Investment Manager as of August 1999. From January 1996 until July 1999, he served as Executive Vice President and Chief Investment Officer for Commonfund. Prior to that, Mr. Petzel was Executive Vice President, Business Development of the Chicago Mercantile Exchange ("CME"), and prior to 1994, Senior Vice President, Research and Chief Economist of the CME. Mr. Petzel received his A.B., A.M., and Ph.D. degrees from the University of Chicago.

JEFFREY A. GELLER, Executive Vice President. Mr. Geller joined the Investment Manager as of January 2001 and is responsible for overseeing its investment process and working with each investment team on topics ranging from manager selection to strategy allocation. Prior to joining Commonfund, Mr. Geller was a partner at BEA and its successor organization (CSAM) where he was responsible for building and managing a business that included both overlay/hedging and derivative-based enhancement strategies for institutions. Mr. Geller is a Chartered Financial Analyst and has received his B.A. degree from Clark University and his M.B.A. from the University of Chicago.

ELIZABETH E. SCHAEFER, Senior Vice President and Co-Head of Equities. Ms. Schaefer assumed the position of Senior Vice President, Co-Head of Equities in May 2001. From August 1999 until April 2001, she was Senior Vice President and Head of Domestic Equities. From February 1996 until July 1999 she served as Vice President, Fund Manager of Domestic Equities for Commonfund. Prior to joining Commonfund, Ms. Schaefer was Vice President and Assistant Portfolio Manager/Analyst for the Multi-Manager Equity Fund at Evaluation Associates, Inc., where she was also responsible for the day-to-day monitoring of client portfolios. Ms. Schaefer holds a B.A. from the College of New Rochelle and an M.B.A. from Iona College.

CURT R. TOBEY, Senior Vice President and Co-Head of Equities. Mr. Tobey assumed the position of Senior Vice President, Co-Head of Equities in May 2001. From August 1999 until April 2001, he was Senior Vice President and Head of International Equities. From June 1983 until July 1999 he served as Senior Vice President, Head of International Equities for Commonfund. Prior to joining Commonfund, Mr. Tobey served as portfolio analyst at ITB Management Company in Boston and assistant investment manager of Wellesley College's endowment. He has a B.A. from the University of Vermont and an M.B.A. from the Kellogg School of Northwestern University.

MARK A. BENNETT, Managing Director and Fund Manager of the Equity Team. Mr. Bennett joined the Investment Manager in 1998. Prior to that he was an Investment Consultant for defined benefit services for CIGNA Retirement and Investment Services. From 1993 to 1996, he was an asset allocation analyst and consultant for CIGNA-Connecticut General Pension Services, Inc. He received a B.S. from Bryant College and an M.B.A. from the University of Hartford. Mr. Bennett is a Chartered Financial Analyst and is a member of the Hartford Society of Financial Analysts and the Association for Investment Management and Research.

LAWRENCE M. GOLDSMITH, Managing Director and a member of the Equity Team. Mr. Goldsmith joined the Investment Manager in 1999. Prior to joining Commonfund in 1999, he served as Director-- Trust Investments of Fluor Corporation. Prior to joining Fluor in 1994, Mr. Goldsmith served as the manager of Toyota's U.S.A. headquarters-based retirement plans. He has a B.S. and an M.B.A. from the University of Pennsylvania's Wharton School of Business.

SAFIA MEHTA, Managing Director and Fund Manager of Emerging and International Markets and a member of the Equity Team. Ms. Mehta joined the Investment Manager in 1999 from Hospitals of Ontario Pension Plan Investment Management Limited (HOOPP). She has over 16 years of financial industry experience. Ms. Mehta is a graduate of the University of Toronto and is a Chartered Accountant (Canada).

INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

CIF CORE EQUITY FUND


o Advanced Investment Technology, Inc. ("AIT"), one of the State Street Global Advisors Companies, comprised of all the advisory affiliates of State Street Corporation, serves as Sub-Adviser to the CIF Core Equity Fund. AIT, located at 311 Park Place Boulevard, Suite 250, Clearwater, FL 33759, provides investment advisory services to individuals, public funds and other institutional investors. Established in 1996, AIT had approximately $762 million in assets under management as of June 30, 2001.

    Douglas Case, CFA, serves as portfolio manager to the CIF Core Equity Fund. Mr. Case is President and Chief Investment Officer of AIT. Mr. Case has been with the firm since 1994 and has over 13 years of investment experience.

o Iridian Asset Management LLC ("Iridian"), located at 276 Post Road West, Westport, CT 06880, provides investment advisory services primarily to institutional clients and investment companies. Established in 1995, Iridian had approximately $11.8 billion in assets under management as of June 30, 2001.

    David L. Cohen and Harold J. Levy serve as portfolio managers to the CIF Core Equity Fund. Each is a Principal/Portfolio Manager and has been with Iridian since its inception in November 1995. Mr. Cohen and Mr. Levy have over 20 and 22 years, respectively, of investment experience. Additionally, since November 1995, Messrs. Cohen and Levy have been portfolio managers at Arnold and S. Bleichroeder Advisers Inc. with responsibility for First Eagle Fund of America, a separate series of First Eagle Trust, a registered investment company.

o John A. Levin & Co., Inc. ("John A. Levin"), located at One Rockefeller Plaza, 25th Floor, New York, NY 10020, provides investment advisory services to individuals, investment companies, and other institutions. Established in 1982, John A. Levin had approximately $13.2 billion in assets under management as of June 30, 2001.

    An investment team headed by John A. Levin provides investment advice for the CIF Core Equity Fund. Mr. Levin is Chairman and Chief Executive Officer and has been with John A. Levin since its founding in 1982. Mr. Levin has over 38 years of investment experience.

o Marsico Capital Management LLC ("Marsico Capital"), located at 1200 Seventeenth Street, Suite 1300, Denver, CO 80202, provides investment advisory services to individuals, investment companies, and other institutions. Established in 1997, Marsico Capital had approximately $13.3 billion in assets under management as of June 30, 2001.

    An investment team headed by Thomas F. Marsico provides investment advice for the CIF Core Equity Fund. Mr. Marsico is Chairman, Chief Executive

    Officer and Senior Portfolio Manager and has been with Marsico Capital since its founding in 1997. Prior to joining Marsico Capital, Mr. Marsico was a portfolio manager and securities analyst with Janus Capital Corporation from 1986-1997. Mr. Marsico has over 21 years of investment experience.

o SSgA Funds Management, Inc. ("SSgA"), one of the State Street Global Advisors Companies, comprised of all the advisory affiliates of State Street Corporation, located at One International Place, Boston, MA 02110, provides investment advisory services to registered investment companies. Established in 2001, SSgA had approximately $50.5 billion in assets under management as of June 30, 2001.

    An investment team at the Enhanced Strategies division headed by Douglas Holmes provides investment advice for the CIF Core Equity Fund. Mr. Holmes is head of the Enhanced Strategies division and has been with the firm since 1984. Mr. Holmes has over 20 years of investment experience.


CIF SMALL CAP GROWTH FUND


o Artisan Partners Limited Partnership ("Artisan"), located at 1000 North Water Street, Suite 1770, Milwaukee, WI 53202, provides investment advisory services to corporations, public funds and other institutional investors. Established in 1995, Artisan had approximately $13.5 billion in assets under management as of June 30, 2001.

    An investment team headed by Carlene M. Ziegler and Marina T. Carlson provides investment advice for the CIF Small Cap Growth Fund. Ms. Ziegler is a Managing Director and has been with Artisan since its inception in January, 1995. Ms. Ziegler has over 20 years of investment experience. Ms. Carlson is a Managing Director and has been with Artisan since April 1999. Ms. Carlson has over 15 years experience in the investment business. Prior to joining Artisan, Ms. Carlson was a portfolio manager with Strong Capital Management, Inc. from 1991-1999.

o CapitalWorks Investment Partners ("CapitalWorks Investment"), located at 401 West A Street, Suite 1675, San Diego, CA 92101, provides investment advisory services to individuals, investment companies and other institutions. Established in 1998, CapitalWorks Investment had approximately $1.1 billion in assets under management as of June 30, 2001.

    John C. Marshall, Jr. and John D. Wylie serve as portfolio managers to the CIF Small Cap Growth Fund. Both are Managing Principals/Portfolio Managers and have been with CapitalWorks since its inception in March 1998. Prior to joining CapitalWorks, Mr. Marshall was a portfolio manager with Nicholas-Applegate Capital Management from 1989-1998 and Mr. Wylie was President of Nicholas-Applegate Capital Management from 1987-1996. Mr. Marshall and Mr. Wylie each has over 14 years of investment experience.

o Constitution Research & Management, Inc. ("Constitution Research"), located at 175 Federal Street, 12th Floor, Boston, MA 02110, provides investment advisory services to individuals, investment companies and other institutions. Established in 1989, Constitution Research had approximately $605 million in assets under management as of June 30, 2001.

    Wallace W. Wadman and Richard M. Drury serve as portfolio managers to the CIF Small Cap Growth Fund. Mr. Wadman is Chairman of Constitution Research and has been with the firm since November 1989. He has over 35 years of investment experience. Mr. Drury is President of Constitution Research and has been with the firm since October 1992. He has over 29 years of investment experience.

o GlobeFlex Capital, L.P. ("GlobeFlex Capital"), located at 4365 Executive Drive, Suite 720, San Diego, CA 92121, provides investment advisory services to individuals, investment companies, and other institutions. Established in 1994, GlobeFlex Capital had approximately $727 million in assets under management as of June 30, 2001.

    An investment team headed by Robert J. Anslow, Jr. provides investment advice for the CIF Small Cap Growth Fund. Mr. Anslow is Chief Investment Officer of GlobeFlex Capital, and has been with the firm since its inception in January 1994. Mr. Anslow has over 20 years of investment experience.

o Veredus Asset Management, LLC ("Veredus"), located at 6060 Dutchmans Lane, Suite 320, Louisville, KY 40205, provides investment advisory services to individuals, investment companies, and other institutions. Established in 1998, Veredus had approximately $906 million in assets under management as of June 30, 2001.

    An investment team headed by B. Anthony Weber provides investment advice for the CIF Small Cap Growth Fund. Mr. Weber is Chief Investment Officer and has been with the firm since its inception in April 1998. Prior to joining Veredus, Mr. Weber was President of SMC Capital, Inc. from 1993-1998. Mr. Weber has over 20 years of investment experience.


    CIF SMALL CAP VALUE FUND


o High Rock Capital LLC ("High Rock Capital"), located at 28 State Street, Boston, MA 02109 provides investment advisory services to individuals, investment companies and other institutions. Established in 1997, High Rock Capital had approximately $2.4 billion in assets under management as of June 30, 2001.

    An investment team headed by David L. Diamond provides investment advice for the CIF Small Cap Value Fund. Mr. Diamond is Chief Investment Officer of High Rock Capital and has been with the firm since its inception in November 1997. Prior to joining High Rock Capital, Mr. Diamond was a portfolio manager with The Boston Company Asset Management, Inc. from 1991-1997. Mr. Diamond has over 15 years of investment experience.

o Martingale Asset Management, L.P. ("Martingale"), located at 222 Berkely Street, Boston, MA 02116, provides investment advisory services to corporations, public funds and other institutional investors. Established in 1987, Martingale had approximately $1 billion in assets under management as of June 30, 2001.

    An investment team headed by William E. Jacques provides investment advice for the CIF Small Cap Value Fund. Mr. Jacques is Chief Investment Officer of Martingale and has been with the firm since its inception in June 1987. Mr. Jacques has over 25 years of investment experience.

o NorthPointe Capital LLC ("NorthPointe"), located at 201 West Big Beaver, Columbia Center One, 10th Floor, Suite 1000, Troy, MI 48084, provides investment advisory services to corporations, public funds and other institutional investors. Established in 1999, NorthPointe ha d approximately $948 million in assets under management as of June 30, 2001. Jeffrey C. Petherick and Mary C. Champagne serve as portfolio managers to the CIF Small Cap Value Fund. Both have been with NorthPointe since January 2000. Prior to joining NorthPointe, Mr. Petherick and Ms. Champagne were portfolio managers with Loomis, Sayles & Company, LLP from 1990-2000 and 1993-2000, respectively. Mr. Petherick and Ms. Champagne each has over 16 years of investment experience.

o Shapiro Capital Management Company, Inc. ("Shapiro Capital"), located at One Buckhead Plaza Suite 650, 3060 Peachtree Rd. NW, Atlanta, GA 30305, provides investment advisory services to individual investment companies and other institutions. Established in 1989, Shapiro Capital had approximately $1.1 billion in assets under management as of June 30, 2001.

    An investment team led by Samuel R. Shapiro provides investment advice for the CIF Small Cap Value Fund. Mr. Shapiro is President and Chief Executive Officer of Shapiro Capital, and has been with the firm since its inception in December 1989. Mr. Shapiro has over 34 years of investment experience.

o Skyline Asset Management, L.P. ("Skyline"), located at 311 South Wacker Dr., Suite 4500, Chicago, IL 60606, provides investment advisory services to individuals, investment companies and other institutions. Established in 1995, Skyline had approximately $1.1 billion in assets under management as of June 30, 2001.

    An investment team of six investment professionals provides investment advice for the CIF Small Cap Value Fund. William M. Dutton is Managing Partner of Skyline and has been with the firm since its inception in August 1995. Mr. Dutton has over 20 years of investment experience.


CIF INTERNATIONAL EQUITY FUND


o Capital Guardian Trust Company ("Capital Guardian"), located at 630 Fifth Ave., 36th Floor, New York, NY 10111, provides investment advisory services to institutional and private clients. Established in 1931, Capital Guardian had approximately $119.7 billion in assets under management as of June 30, 2001.

    The Capital Guardian International (Non-U.S.) Equity investment team provides investment advice for the CIF International Equity Fund. The investment team is composed of David I. Fisher, Nancy J. Kyle, Christopher
    A. Reed, Robert Ronus, Lionel M. Sauvage, Nilly Sikorsky and Rudolph M. Staehelin. The team has an average of 20 years with Capital Guardian and 24 years of investment experience.

o Grantham, Mayo, Van Otterloo & Co., LLC ("GMO"), located at 40 Rowes Wharf, Boston, MA 02110, provides investment advisory services to individuals, investment companies and other institutions. Established in 1977, GMO had approximately $22.2 billion in assets under management as of June 30, 2001.

    Ann M. Spruill and Jui L. Lai serve as portfolio managers to the CIF International Equity Fund. Ms. Spruill and Mr. Lai have been with GMO since 1990 and 1988, respectively. Ms. Spruill and Mr. Lai each has over 15 years of investment experience.

o TT International Investment Management ("TT International"), located at Martin House, 5 Martin Lane, London, EC4R ODP, England, provides investment advisory services to corporations, public funds and other institutional clients. A U.K.-based partnership established in 1993, TT International had approximately $7.9 billion in assets under management as of June 30, 2001.

    An investment team headed by Timothy A. Tacchi provides investment advice for the CIF International Equity Fund. Mr. Tacchi is Senior Partner of TT International. He has been with the firm since the partnership's formal inception in July 1993, and since 1988 oversaw investments for the predecessor firm, which he founded and of which he was the sole proprietor. Mr. Tacchi has over 26 years of investment experience.

PURCHASING AND REDEEMING FUND SHARES
--------------------------------------------------------------------------------

This section tells you how to purchase and redeem shares of a Fund.


INVESTING IN THE COMMONFUND INSTITUTIONAL FUNDS -- A SUMMARY:
--------------------------------------------------------------------------------

In order to open a new account, you must complete and mail the New Account Application that you receive with this prospectus to:

Commonfund Institutional Funds
15 Old Danbury Road
P.O. Box 812
Wilton, CT 06897-0812

The minimum initial investment for each Fund is $1,000,000 for institutions and $1,000 for Eligible Individuals. The minimum subsequent investment is $1,000, except that no minimum applies to reinvestments from dividends and distributions. The minimum initial investment may be waived by the Investment Manager.

--------------------------------------------------------------------------------

Once you are a shareholder of the Commonfund Institutional Funds you can do the following:

* By Telephone - Shareholders can purchase or redeem Fund shares by calling 1-888-TCF-FUND.

*   By Wire - Shareholders can purchase Fund shares by wiring federal funds to:

    Investors Bank & Trust Company
    ABA #011001438
    Account #020103345


    Further Credit: Fund name, shareholder name and shareholder account number must be specified. Please call in advance to let us know that you intend to make an investment.


PURCHASING SHARES

WHEN CAN YOU PURCHASE SHARES?


You may purchase shares of a Fund on any day that the New York Stock Exchange ("NYSE") and the Federal Reserve System are both open for business (a "Business Day").

To open an account:

Please send your completed New Account Application to Commonfund Institutional Funds, 15 Old Danbury Rd., P.O. Box 812, Wilton, CT 06897-0812. All investments must be made by wire.

Please call the Funds to let us know that you intend to make an investment. You will need to instruct your bank to wire federal funds to: Investors Bank & Trust

Company; ABA #011001438; Account #020103345; Further Credit: Fund name, shareholder name and shareholder account number must be specified.


HOW ARE FUND SHARE PRICES CALCULATED?

The price per share (the offering price) will be the net asset value ("NAV") per share next determined after a Fund receives your purchase order in good order (defined below). Each Fund's NAV is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time).

NET ASSET VALUE


NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund. In calculating NAV, a Fund generally values its portfolio at market price. If market prices are unavailable or the Fund determines that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Directors. In the event the Fund determines a price is unreliable, it may value the security at a price that is different from the market price. A Fund may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


ACCEPTANCE OF SUBSCRIPTIONS


In order for your purchase to be processed on the trade date, your order must be received in good order prior to the time the Fund determines its NAV. To be in good order, a Fund must receive funds by 3:00 p.m. Eastern time. A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

PURCHASING ADDITIONAL SHARES

Current shareholders are eligible to purchase shares by phone by calling 1-888-TCF-FUND if they have requested that privilege by checking the appropriate box on the New Account Application.

PURCHASES BY ELIGIBLE INDIVIDUALS

Eligible Individuals may purchase shares by mail at the address of Commonfund Institutional Funds. The purchase price may be tendered by wire transfer as described in Investing in the Commonfund Institutional Funds - Purchasing and Redeeming Fund Shares. The Funds do not accept checks or cash.

TELEPHONE TRANSACTIONS

Purchasing or redeeming Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions reasonably believed to be genuine. If you or your financial institution transact with the Funds by telephone, you will generally bear the risk of any loss.


REDEEMING SHARES

You may redeem your shares on any Business Day by contacting the Funds directly by mail or telephone. The redemption price of each share will be the NAV next determined after a Fund receives your request. Payments in redemption will be made by wire transfer to the account designated in your New Account Application or another account that has properly been designated with a signature guarantee.

SIGNATURE GUARANTEES


A signature guarantee is a widely accepted way to protect shareholders by verifying signatures. The signature(s) must be guaranteed by an acceptable financial institution such as a national or state bank, a trust company, a federal savings and loan association, a credit union or a broker-dealer that is a member of a national securities exchange. Notarization is not acceptable. Financial institutions that participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp.


METHODS FOR REDEEMING SHARES

* By Mail -- If you wish to redeem shares of a Fund by mail, send a letter to Commonfund Institutional Funds with your name, Fund and account number and the amount of your request. All letters must be signed by the owner(s) of the account. In certain circumstances, additional documentation may be required. You may obtain additional details by phoning 1-888-TCF-FUND.


* By Telephone -- When filling out your New Account Application, you are given the opportunity to establish telephone redemption privileges.


* Systematic Withdrawal Plan --You may arrange monthly, quarterly, semi-annual or annual automatic withdrawals (redemptions) from your account.


REDEMPTIONS IN KIND -- The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders), a Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). In the highly unlikely event that your shares are redeemed in kind, you will have to pay transaction costs to sell the securities distributed to you. In addition, the securities will be subject to market risks until you sell them.


SUSPENSION OF YOUR RIGHT TO REDEEM SHARES -- A Fund may suspend your right to redeem shares if the NYSE restricts trading, the SEC declares an emergency or for such other periods as the SEC may by order permit.

INVOLUNTARY SALES OF YOUR SHARES -- If your account balance drops below the required minimum of $1,000,000 for institutions or $1,000 for Eligible Individuals as a result of shareholder redemptions, a Fund may redeem your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid redemption of your shares.

RECEIVING YOUR MONEY

Normally, a Fund will send your redemption proceeds the next Business Day after it receives your request. In unusual circumstances, it may take up to seven days. Proceeds will be wired to your properly designated account at a financial institution.

DISTRIBUTION OF FUND SHARES
--------------------------------------------------------------------------------

Commonfund Securities, Inc. is the distributor of the Funds and receives no compensation from the Funds for that service.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


DIVIDENDS AND DISTRIBUTIONS

The Funds declare and pay dividends quarterly. The Funds make distributions of capital gains, if any, at least annually.

Shareholders will receive dividends and distributions in the form of additional shares. Dividends generally are not paid in cash.

TAXES


Each Fund is managed without regard to tax consequences to shareholders. Shareholders seeking to finance tax obligations may need to redeem shares.


Each Fund will distribute substantially all of its net investment income and realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. This is true whether or not such dividends or distributions are received in cash or are reinvested in additional shares of a Fund. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

This summary is based on current tax laws, which may change.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand each Fund's financial performance for the period of its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with each Fund's financial statements, are included in the annual report. The annual report is available upon request without charge by calling 1-888-TCF-FUND.


                         COMMONFUND INSTITUTIONAL FUNDS

      FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                            CIF                  CIF                 CIF                 CIF
                                                        CORE EQUITY           SMALL CAP           SMALL CAP         INTERNATIONAL
                                                            FUND             GROWTH FUND          VALUE FUND         EQUITY FUND
                                                    -------------------  ------------------- ------------------- ------------------
                                                       FOR THE PERIOD       FOR THE PERIOD      FOR THE PERIOD     FOR THE PERIOD
                                                      JANUARY 2, 2001      JANUARY 2, 2001     JANUARY 2, 2001     JANUARY 2, 2001
                                                       (COMMENCEMENT        (COMMENCEMENT       (COMMENCEMENT       (COMMENCEMENT
                                                       OF OPERATIONS)       OF OPERATIONS)      OF OPERATIONS)     OF OPERATIONS)
                                                     TO APRIL 30, 2001    TO APRIL 30, 2001   TO APRIL 30, 2001   TO APRIL 30, 2001
                                                    -------------------  ------------------- ------------------- ------------------
Net Asset Value, beginning of period ..............     $  10.00             $  10.00            $  10.00            $  10.00
                                                        --------             --------            --------            --------
Income from Investment Operations:
 Net investment income (loss) .....................         0.03                (0.01)               0.03                0.04
 Net realized and unrealized gain (loss) on
  investments .....................................        (0.44)               (0.38)               0.72               (0.63)
                                                        ---------           ---------            --------            ---------
  Total from Investment Operations: ...............        (0.41)               (0.39)               0.75               (0.59)
                                                        ---------           ---------            --------            ---------
Less Distributions:
 Dividends from net investment income .............        (0.03)                  --               (0.03)              (0.04)
 From net realized gain on investments ............            --                  --                  --                  --
                                                        ---------            ---------           ---------           ---------
  Total distributions .............................        (0.03)                  --               (0.03)              (0.04)
                                                        ---------           ---------           ---------           ---------
Net increase (decrease) in net asset value ........        (0.44)               (0.39)               0.72               (0.63)
                                                        ---------           ---------           ---------           ---------
Net Asset Value, end of period ....................     $   9.56             $   9.61            $  10.72            $   9.37
                                                        =========            =========           =========           =========
  Total Return(a) .................................       (4.09%)**            (3.90%)**            7.51%**            (5.89%)**
RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period (000's) .................     $104,813             $ 58,267            $ 65,159            $ 98,887
Ratios to average net assets:
 Net investment income (after reimbursement and
  waiver of certain operating expenses) ...........        1.07%*              (0.45%)*             0.98%*              1.37%*
 Net investment income (before reimbursement
  and waiver of certain operating expenses) .......        0.80%*              (0.80%)*             0.66%*              1.08%*
 Operating expenses (after reimbursement and
  waiver of certain operating expenses) ...........        0.55%*                1.00%*             1.00%*              0.80%*
 Operating expenses (before reimbursement and
  waiver of certain operating expenses) ...........        0.82%*                1.35%*             1.32%*              1.09%*
 Portfolio Turnover Rate ..........................       20.00%**              67.62%**           54.23%**            21.34%**

--------
*    Annualized.

**   Not annualized.

(a)  Total return would have been lower had certain expenses not been waived.

COMMONFUND
INSTITUTIONAL FUNDS

INVESTMENT MANAGER

Commonfund Asset Management Company, Inc.

DISTRIBUTOR

Commonfund Securities, Inc.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

More information about Commonfund Institutional Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION ("SAI")
--------------------------------------------------------------------------------


o The SAI dated September 1, 2001, includes more detailed information about Commonfund Institutional Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:


BY TELEPHONE: Call 1-888-TCF-FUND

BY MAIL: Write to
Commonfund Institutional Funds
15 Old Danbury Road
P.O. Box 812
Wilton, CT 06897-0812

BY INTERNET: http://www.commonfund.org

FROM THE SEC: You can also obtain the SAI or the Annual or Semi-Annual Reports, as well as other information about Commonfund Institutional Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Company's Investment Company Act registration number is 811-9555.

COMMONFUND
INSTITUTIONAL FUNDS


PROSPECTUS
September 1, 2001


                                                              [Common Fund LOGO]


                        --------------------------------------------------------
                        CIF INFLATION-INDEXED BOND FUND
                        CIF SHORT DURATION FUND
                        CIF LOW DURATION BOND FUND
                        CIF CORE PLUS BOND FUND

                        INVESTMENT MANAGER
                        Commonfund Asset Management Company, Inc.

                        DISTRIBUTOR
                        Commonfund Securities, Inc.

                        The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined whether this prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

COMMONFUND INSTITUTIONAL FUNDS
--------------------------------------------------------------------------------

Commonfund Institutional Funds (the "Company") is a no-load, open-end management investment company that seeks to improve the net investment returns of its shareholders by making available to them a series of investment funds, each with its own investment objectives and policies. The investment funds are sold primarily to institutional investors, including colleges, universities, private secondary schools, hospitals, foundations, pension funds, museums, libraries, performing arts groups and centers, public secondary school districts, charitable service organizations and others. The investment funds are not available to individuals, except current and former directors, officers and employees of Commonfund Asset Management Company, Inc. (the "Investment Manager"), its affiliates, consultants, and members of Commonfund advisory groups ("Eligible Individuals").


HOW TO READ THIS PROSPECTUS
--------------------------------------------------------------------------------


The Company offers a number of separate investment portfolios (each a "Fund" and, collectively, the "Funds"). Each Fund has its own investment goals and strategies. This prospectus gives you important information about the CIF Inflation-Indexed Bond, CIF Short Duration, CIF Low Duration Bond and CIF Core Plus Bond Funds that you should know before investing. This prospectus has been arranged into different sections so that you can easily review this important information. Please read this prospectus and keep it for future reference.



THE FIXED INCOME FUNDS
--------------------------------------------------------------------------------

Fixed income funds are subject to the risks of investing in bonds and other fixed income securities. The prices of bonds and other fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in the actual or perceived creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Fixed income funds offer shares and accept redemptions every day at current net asset value and they generally do not hold securities until maturity. Gains and losses from price fluctuations in fixed income securities can affect investment returns. Some of these gains and losses could be avoided by purchasing fixed income securities directly and holding them until maturity. Lower rated securities are also more volatile, since the prospects for repayment of principal and interest are more speculative. Moreover, fixed income funds may substantially underperform funds that invest primarily in other asset classes, including equity-oriented funds.


CIF Inflation-Indexed Bond Fund.........................................  3
CIF Short Duration Fund.................................................  7
CIF Low Duration Bond Fund.............................................. 11
CIF Core Plus Bond Fund................................................. 15
Investment Manager...................................................... 19
Investment Sub-Advisers and Portfolio Managers.......................... 21
Purchasing and Redeeming Fund Shares.................................... 23
Distribution of Fund Shares............................................. 26
Dividends, Distributions and Taxes...................................... 27
Financial Highlights ................................................... 28


To obtain more information about the Company please refer to the Back Cover of the Prospectus.

CIF INFLATION-INDEXED BOND FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------

Maximize real return to the extent consistent with preservation of capital and liquidity


INVESTMENT FOCUS
--------------------------------------------------------------------------------


A portfolio of U.S. Treasury Inflation Indexed Securities of varying maturities



PRINCIPAL INVESTMENT STRATEGY
--------------------------------------------------------------------------------


The CIF Inflation-Indexed Bond Fund invests primarily in U.S. Treasury Inflation Indexed Securities. Inflation-indexed securities are fixed income securities that are structured to provide protection against inflation. The value of a bond's principal or the interest paid on the bond is adjusted to track changes in the U.S. Consumer Price Index. Up to 20% of the Fund may be invested in investment grade securities that are not indexed to inflation. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by a Sub-Adviser to be of equivalent quality. The benchmark for the Fund is the Lehman Brothers U.S. TIPS Index. The Fund will normally maintain effective duration within (+/-) 1.5 years of the Lehman Brothers U.S. TIPS Index.



Under normal circumstances, at least 80% of the net assets of the Fund will be invested in fixed income securities linked to inflation.



The Investment Manager allocates the Fund's assets among one or more selected Sub-Advisers, who in turn manage the assets on a day-to-day basis, subject to oversight by the Investment Manager. Western Asset Management Company ("WAMCO") serves as Sub-Adviser to the Fund. The Sub-Adviser selects investments for the Fund based on its own investment style and strategy. WAMCO applies a value-oriented approach to managing assets for the Fund, with an emphasis on multiple strategies, including duration, term structure and sector allocation. WAMCO implements its strategy through an assessment of real interest rates, expected inflation rates and the relative volatility of real yield to nominal yields.

The Sub-Adviser seeks to achieve the Fund's objectives on a total return basis and will not limit transactions to avoid tax consequences. The Fund's portfolio turnover rate may be higher as a result. Higher portfolio turnover will result in higher transaction costs, and shareholders subject to tax may be required to recognize more taxable gain than if the Fund were managed to limit its portfolio turnover.


OTHER INVESTMENTS
--------------------------------------------------------------------------------

The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are not principal investments and/or strategies. These other investments and strategies, as well as those described in this prospectus, are described in greater detail in the Fund's Statement of Additional Information (SAI).

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations. When so invested, the Fund may not achieve its investment objective.


PRINCIPAL RISKS
--------------------------------------------------------------------------------


The value of an investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers, including governments. These price movements, sometimes called volatility, may be larger or smaller depending on the types of securities the Fund owns and the markets in which they trade. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. The prices of fixed income securities also may fluctuate in response to changes in credit risk. Prices of longer-term securities are generally more volatile, so the average maturity of the Fund's portfolio affects risk.


The Investment Manager's allocation of Fund assets to the Sub-Adviser and the Sub-Adviser's judgments about the markets, the economy and/or companies may not anticipate actual market movements, economic conditions or company performance, and may affect the Fund's return. In fact, you can lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

RISKS OF HOLDING CERTAIN SECURITIES

U.S. Government Securities. U.S. Government securities are considered to be those with the least credit risk, but U.S. Government securities are subject to price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources, and are subject to slightly greater credit risks.

Inflation-Indexed Securities. The value of inflation-indexed bonds generally will fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. As a result, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. In contrast, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds.

Asset-Backed Securities. Asset-backed securities are fixed income securities representing an interest in a pool of loans or receivables of an entity, such as a bank or credit card company. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Prepayments on underlying assets generally alter the cash flow from asset-backed securities and as a result, the Fund may have to reinvest prepaid amounts in securities paying lower interest rates. It may not be possible to predict with certainty the actual maturity date or average life of an asset-backed security and, therefore, to assess the volatility risk of the Fund.

Mortgage-Backed Securities. Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently than other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Declining interest rates tend to encourage the prepayment of mortgage-backed securities. As a result, the Fund may have to reinvest prepaid amounts in securities paying lower interest rates. It may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security and, therefore, to assess the volatility risk of the Fund.

Corporate Securities. Corporate securities are fixed income securities issued by private businesses. Corporate securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers.

PERFORMANCE INFORMATION

The Fund commenced operations on January 2, 2001. Since the Fund does not have a full calendar year of operations, performance results have not been provided.


FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the Fund's fees and expenses that you will pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

Investment Advisory Fees*...............      0.35%
Distribution (12b-1) Fees...............       None
Other Expenses**........................      0.20%
TOTAL ANNUAL FUND OPERATING EXPENSES....      0.55%
Fee waivers and expense reimbursements..      0.10%
NET ANNUAL FUND OPERATING EXPENSES......      0.45%***


--------------------------------------------------------------------------------


  * THE INVESTMENT ADVISORY FEES VARY WITH FUND PERFORMANCE. THE TOTAL ADVISORY FEE PAYABLE BY THE FUND WILL BE 0.25% (25 BASIS POINTS) PER ANNUM OF AVERAGE DAILY NET ASSETS UNDER MANAGEMENT IF THE RETURN ON THE FUND IS 50 BASIS POINTS ABOVE THE LEHMAN BROTHERS U.S. TIPS INDEX FOR THE PRIOR 12 MONTHS ("FULCRUM POINT"), AND WILL VARY UPWARDS OR DOWNWARDS BY AN AMOUNT EQUAL TO 20% OF ANY PERFORMANCE ABOVE OR BELOW THE FULCRUM POINT. IN NO EVENT WILL THE FEE EXCEED 35 BASIS POINTS OR DECLINE BELOW 15 BASIS POINTS.


 ** OTHER EXPENSES WERE ESTIMATED ASSUMING AVERAGE DAILY NET ASSETS OF THE FUND OF $100 MILLION.


*** THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE ITS ADVISORY FEES AND TO THE EXTENT NECESSARY REIMBURSE EXPENSES, SO LONG AS IT SERVES AS INVESTMENT MANAGER TO THE FUND, IN ORDER TO KEEP OTHER EXPENSES FROM EXCEEDING 10 BASIS POINTS OF AVERAGE DAILY NET ASSETS. THIS FEE WAIVER AND EXPENSE REIMBURSEMENT AGREEMENT MAY BE AMENDED OR TERMINATED ONLY WITH THE CONSENT OF THE BOARD OF DIRECTORS. FOR PURPOSES OF THIS TABLE, INVESTMENT ADVISORY FEES ARE ASSUMED TO BE 35 BASIS POINTS.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                            $ 46*
3 Years                           $144*
--------------------------------------------------------------------------------
* EXPENSES ARE CALCULATED BASED ON NET ANNUAL FUND OPERATING EXPENSES AFTER THE INVESTMENT MANAGER'S FEE WAIVERS AND EXPENSE REIMBURSEMENTS (0.45%). EXPENSES MAY VARY FROM 0.25% TO 0.45%.

CIF SHORT DURATION FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------

Current interest income with some price appreciation, each consistent with liquidity and safety of principal


INVESTMENT FOCUS
--------------------------------------------------------------------------------

A portfolio of U.S. Government securities and other high quality debt securities


PRINCIPAL INVESTMENT STRATEGY
--------------------------------------------------------------------------------


The CIF Short Duration Fund invests primarily in a diversified portfolio of securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities, obligations of U.S. and foreign commercial banks, corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with highly rated counterparties. The fixed income securities acquired by the Fund may include mortgage-backed and asset-backed securities. The Fund will invest only in fixed income securities rated at the time of investment in one of the three highest rating categories by a major rating agency, or determined by a Sub-Adviser to be of equivalent quality. The benchmark for the Fund is the Merrill Lynch 3-Month U.S. Treasury Bill Index.

The Fund's investment strategies are designed to produce a total rate of return that exceeds the total return on 90 day U.S. Treasury bills. The Fund seeks to minimize fluctuations in net asset value by maintaining high credit quality standards and employing a relatively short effective duration. Duration is a measure of a security's price volatility, or risk, associated with changes in interest rates. The Fund's effective duration generally will not exceed one (1) year, and the maximum remaining maturity of any individual security will be five and one-half (5 1/2) years, except for certain mortgage-related and asset-backed securities.

The Investment Manager allocates the Fund's assets among selected Sub-Advisers, who in turn manage the Fund's assets on a day-to-day basis, subject to oversight by the Investment Manager. Wellington Management Company, LLP ("Wellington Management") and Western Asset Management Company ("WAMCO") serve as Sub-Advisers to the Fund. Each Sub-Adviser selects investments for its portion of the Fund based on its own investment style and strategy. Wellington Management's investment philosophy is to maximize total return while limiting the level of risk appropriate for the Fund by combining a top-down strategy, which directs portfolio structure including duration and sector weights, and a bottom-up securities selection process. WAMCO applies a team approach to portfolio management that revolves around their investment outlook, focusing on duration weighting, term structure position, sector and issue selection. While duration and yield curve structure decisions underlie WAMCO's investment process, the company concentrates primarily on sector and issue selection for adding value.

The Sub-Advisers seek to achieve the Fund's objectives on a total return basis and without regard to tax consequences. The Fund's portfolio turnover rate may be higher as a result. Higher portfolio turnover will result in higher transaction costs, and shareholders subject to tax may be required to recognize more taxable gain than if the Fund were managed to limit its portfolio turnover.


OTHER INVESTMENTS
--------------------------------------------------------------------------------

The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are not principal investments and/or strategies. These investments and strategies, as well as those described in this prospectus, are described in greater detail in the Fund's Statement of Additional Information (SAI).


During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations. When so invested, the Fund may not achieve its investment objective.

PRINCIPAL RISKS
--------------------------------------------------------------------------------


The value of an investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers, including governments. These price movements, sometimes called volatility, may be larger or smaller depending on the types of securities the Fund owns and the markets in which they trade. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. The price of fixed income securities also may fluctuate in response to changes in credit risk. Prices of longer-term securities are generally more volatile, so the average maturity of the Fund's portfolio affects risk.


The Investment Manager's allocation of Fund assets to the Sub-Advisers and the Sub-Advisers' judgments about the markets, the economy and/or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the Fund's return. In fact, you can lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

RISKS OF HOLDING CERTAIN SECURITIES

U.S. Government Securities. U.S. Government securities are considered to be those with the least credit risk, but U.S. Government securities are subject to price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources, and are subject to slightly greater credit risks.

Asset-Backed Securities. Asset-backed securities are fixed income securities representing an interest in a pool of loans or receivables of an entity, such as a bank or credit card company. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Prepayments on underlying assets generally alter the cash flow from asset-backed securities and as a result, the Fund may have to reinvest prepaid amounts in securities paying lower interest rates. It may not be possible to predict with certainty the actual maturity date or average life of an asset-backed security and, therefore, to assess the volatility risk of the Fund.

Mortgage-Backed Securities. Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently than other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Declining interest rates tend to encourage the prepayment of mortgage-backed securities. As a result, the Fund may have to reinvest prepaid amounts in securities paying lower interest rates. It may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security and, therefore, to assess the volatility risk of the Fund.

PERFORMANCE INFORMATION

The CIF Short Duration Fund commenced operations on May 1, 2000. Since the Fund does not have a full calendar year of operations, performance results have not been provided.

FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the Fund's fees and expenses that you will pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)


               Investment Advisory Fees.....................   0.19%
               Distribution (12b-1) Fees....................    None
               Other Expenses...............................   0.53%
               TOTAL ANNUAL FUND OPERATING EXPENSES.........   0.72%
               Fee waivers and expense  reimbursements......   0.47%
               NET ANNUAL FUND OPERATING EXPENSES...........   0.25%*


--------------------------------------------------------------------------------


* THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE ITS ADVISORY FEES AND TO THE EXTENT NECESSARY REIMBURSE EXPENSES, SO LONG AS IT SERVES AS INVESTMENT MANAGER TO THE FUND, IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.25% OF AVERAGE DAILY NET ASSETS PER YEAR. THIS FEE WAIVER AND EXPENSE REIMBURSEMENT AGREEMENT MAY BE AMENDED OR TERMINATED ONLY WITH THE CONSENT OF THE BOARD OF DIRECTORS.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                       1 Year                    $26*
                       3 Years                   $80*
                       5 Years                   $141*
                       10 Years                  $318*


--------------------------------------------------------------------------------
* EXPENSES ARE CALCULATED BASED ON NET ANNUAL FUND OPERATING EXPENSES AFTER THE INVESTMENT MANAGER'S FEE WAIVERS AND EXPENSE REIMBURSEMENTS (0.25%).

CIF LOW DURATION BOND FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------

Preservation of capital with higher total return than is generally obtainable from money market instruments


INVESTMENT FOCUS
--------------------------------------------------------------------------------


A diversified portfolio of investment grade bonds and other fixed income securities of varying maturities, while maintaining a portfolio duration between one and three years


PRINCIPAL INVESTMENT STRATEGY
--------------------------------------------------------------------------------

The CIF Low Duration Bond Fund invests primarily in a diversified portfolio of dollar denominated investment grade bonds, including obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, as well as corporate, asset-backed and mortgage-backed securities. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by a Sub-Adviser to be of equivalent quality. The Fund may invest up to 20% of its assets in other fixed income securities, including non-dollar denominated securities and securities rated below investment grade at the time of purchase. The benchmark for the Fund is the Merrill Lynch 1-3 Year Treasury Index. The Fund will maintain an average portfolio duration of between one and three years.

Under normal circumstances, at least 80% of the net assets of the Fund will be invested in fixed income securities.

The Investment Manager allocates the Fund's assets among selected Sub-Advisers, who in turn manage the assets on a day-to-day basis subject to over-sight by the Investment Manager. Metropolitan West Asset Management ("MetWest") and Seix Investment Advisors ("SEIX") serve as Sub-Advisers to the Fund. Each Sub-Adviser selects investments for its portion of the Fund based on its own investment style and strategy. MetWest invests opportunistically in all fixed income sectors and adjusts portfolio duration based on its market views. SEIX manages the Fund's assets using a duration neutral, sector rotation approach coupled with bottom-up security selection. Each Sub-Adviser may use futures, options and other fixed income derivatives as part of its investment strategy.

The Sub-Advisers seek to achieve the Fund's objectives on a total return basis and will not limit transactions to avoid tax consequences. The Fund's portfolio turnover rate may be higher as a result. Higher portfolio turnover will result in higher transaction costs, and shareholders subject to tax may be required to recognize more taxable gain than if the Fund were managed to limit its portfolio turnover.


OTHER INVESTMENTS
--------------------------------------------------------------------------------

The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are not principal investments and/or strategies. These other investments and strategies, as well as those described in this prospectus, are described in greater detail in the Fund's Statement of Additional Information (SAI).


During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations. When so invested, the Fund may not achieve its investment objective.


PRINCIPAL RISKS
--------------------------------------------------------------------------------


The value of an investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers, including governments. These price movements, sometimes called volatility, may be larger or smaller depending on the types of securities the Fund owns and the markets in which they trade. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. The price of fixed income securities also may fluctuate in response to changes in credit risk. Prices of longer-term securities are generally more volatile, so the average maturity of the Fund's portfolio affects risk.


The Investment Manager's allocation of Fund assets to the Sub-Advisers and the Sub-Advisers' judgments about the markets, the economy and/or companies may not anticipate actual market movements, economic conditions or company performance, and may affect the Fund's return. In fact, you can lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

RISKS OF HOLDING CERTAIN SECURITIES

U.S. Government Securities. U.S. Government securities are considered to be those with the least credit risk, but U.S. Government securities are subject to price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources, and are subject to slightly greater credit risks.

Asset-Backed Securities. Asset-backed securities are fixed income securities representing an interest in a pool of loans or receivables of an entity, such as a bank or credit card company. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Prepayments on underlying assets generally alter the cash flow from asset-backed securities and as a result, the Fund may have to reinvest prepaid amounts in securities paying lower interest rates. It may not be possible to predict with certainty the actual maturity date or average life of an asset-backed security and, therefore, to assess the volatility risk of the Fund.

Mortgage-Backed Securities. Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently than other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Declining interest rates tend to encourage the prepayment of mortgage-backed securities. As a result, the Fund may have to reinvest prepaid amounts in securities paying lower interest rates. It may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security and, therefore, to assess the volatility risk of the Fund.

Corporate Securities. Corporate securities are fixed income securities issued by private businesses. Corporate securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers.



Foreign Securities. Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, the Fund's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Fund's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Derivatives. Derivatives are instruments which derive their value from an underlying security, financial asset or an index. One category of derivatives ("Derivative Instruments") are instruments such as futures contracts, options, forward contracts, and swaps. Derivative Instruments are used to establish market positions without transacting in the securities by which their value is measured. Derivative Instruments often are used to adjust the risk characteristics of a portfolio of securities investments. A second category of derivatives ("Derivative Securities") are securities that carry rights to other securities, such as, for example, a security convertible into some other security. The primary risks of Derivative Instruments are that changes in the market value of securities held by the Fund, and of derivatives relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative which could result in difficulty closing the position and certain derivatives can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some Derivative Instruments are subject to counterparty risk. While the use of derivatives may be advantageous to the Fund, if the Fund is not successful in employing them, the Fund's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.



PERFORMANCE INFORMATION

The Fund commenced operations on January 2, 2001. Since the Fund does not have a full calendar year of operations, performance results have not been provided.

FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the Fund's fees and expenses that you will pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

            Investment Advisory Fees........................    0.30%
            Distribution (12b-1) Fees.......................     None
            Other Expenses*.................................    0.20%
            TOTAL ANNUAL FUND OPERATING EXPENSES............    0.50%
            Fee waivers and expense  reimbursements.........    0.10%
            NET ANNUAL FUND OPERATING EXPENSES..............    0.40%**

--------------------------------------------------------------------------------
 * OTHER EXPENSES ARE ESTIMATED ASSUMING AVERAGE DAILY NET ASSETS OF THE FUND OF $100 MILLION.



** THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE ITS ADVISORY FEES AND TO THE EXTENT NECESSARY REIMBURSE EXPENSES, SO LONG AS IT SERVES AS INVESTMENT MANAGER TO THE FUND, IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.40% OF AVERAGE DAILY NET ASSETS PER YEAR. THIS FEE WAIVER AND EXPENSE REIMBURSEMENT AGREEMENT MAY BE AMENDED OR TERMINATED ONLY WITH THE CONSENT OF THE BOARD OF DIRECTORS.



EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 Year                 $ 41*
                       3 Years                $128*
--------------------------------------------------------------

* EXPENSES ARE CALCULATED BASED ON NET ANNUAL FUND OPERATING EXPENSES AFTER THE INVESTMENT MANAGER'S FEE WAIVERS AND EXPENSE REIMBURSEMENTS (0.40%).

CIF CORE PLUS BOND FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------

High current income and price appreciation

INVESTMENT FOCUS
--------------------------------------------------------------------------------


A diversified portfolio of fixed income securities of varying maturities


PRINCIPAL INVESTMENT STRATEGY
--------------------------------------------------------------------------------


The CIF Core Plus Bond Fund invests primarily in investment grade bonds and other fixed income securities in an attempt to outperform the broad U.S. bond market. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by a Sub-Adviser to be of equivalent quality. The Fund also may invest up to 20% of its assets in securities rated below investment grade, but in one of the six highest rating categories, and up to 20% of its assets in non-dollar denominated securities. The Sub-Advisers may invest in certain derivatives and may use certain techniques, such as currency hedging in order to outperform the broad market. The benchmark for the Fund is the Lehman Brothers Aggregate Bond Index. The Fund will be managed to have a targeted duration within a band of (+/-) 20% around the duration of the benchmark.

Under normal circumstances, at least 80% of the net assets of the Fund will be invested in fixed income securities.


The Fund seeks to achieve its investment objective by maintaining a core portfolio of securities that is aligned with the composition and duration of the Fund's benchmark index, which tracks the overall U.S. bond market. The Sub-Advisers then seek to add value by investing a portion of the Fund's assets in fixed income securities that are not represented in the benchmark and using investment techniques designed to overweight or underweight the Fund's portfolio relative to benchmark characteristics.


The Investment Manager allocates the Fund's assets among selected Sub-Advisers, who in turn manage the Fund's assets on a day-to-day basis, subject to oversight by the Investment Manager. BlackRock Advisors, Inc. ("BlackRock"), Western Asset Management Company ("WAMCO") and Western Asset Management Company Limited ("WAMCO Limited") serve as Sub-Advisers to the Fund. Each Sub-Adviser selects investments for its portion of the Fund based on its own investment style and strategy. BlackRock applies a duration neutral, relative value sector rotation approach to their management process, coupled with strong risk control. WAMCO employs a top-down sector and duration management strategy, coupled with active security selection and trading. WAMCO Limited, subject to the supervision of WAMCO, employs a similar investment process to WAMCO, but focuses exclusively on non-U.S. dollar investments.

The Sub-Advisers seek to achieve the Fund's objectives on a total return basis and will not limit transactions to avoid tax consequences. The Fund's portfolio turnover rate may be higher as a result. Higher portfolio turnover will result in higher transaction costs, and shareholders subject to tax may be required to recognize more taxable gain than if the Fund were managed to limit its portfolio turnover.


OTHER INVESTMENTS
--------------------------------------------------------------------------------

The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are not principal investments and/or strategies. These other investments and strategies, as well as those described in this prospectus are described in greater detail in the Fund's Statement of Additional Information (SAI).


During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations. When so invested, the Fund may not achieve its investment objective.

PRINCIPAL RISKS
--------------------------------------------------------------------------------


The value of an investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers, including governments. These price movements, sometimes called volatility, may be larger or smaller depending on the types of securities the Fund owns and the markets in which they trade. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. The price of fixed income securities also may fluctuate in response to changes in credit risk. Prices of longer-term securities are generally more volatile, so the average duration of the Fund's investment portfolio affects risk.


The Fund is permitted to invest in fixed income securities that are not included in the Fund's benchmark index. As a result, the Fund's duration, credit quality and price volatility may deviate from that of the index and there is an increased risk that the Fund may underperform the benchmark index.


The Investment Manager's allocation of Fund assets to the Sub-Advisers and the Sub-Advisers' judgments about the markets, the economy and/or companies may not anticipate actual market movements, economic conditions or company performance, and may affect the Fund's return. In fact, you can lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.


RISKS OF HOLDING CERTAIN SECURITIES

U.S. Government Securities. U.S. Government securities are considered to be those with the least credit risk, but U.S. Government securities are subject to price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources, and are subject to slightly greater credit risks.

Asset-Backed Securities. Asset-backed securities are fixed income securities representing an interest in a pool of loans or receivables of an entity, such as a bank or credit card company. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Prepayments on underlying assets generally alter the cash flow from asset-backed securities and as a result, the Fund may have to reinvest prepaid amounts in securities paying lower interest rates. It may not be possible to predict with certainty the actual maturity date or average life of an asset-backed security and, therefore, to assess the volatility risk of the Fund.

Mortgage-Backed Securities. Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently than other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Declining interest rates tend to encourage the prepayment of mortgage-backed securities. As a result, the Fund may have to reinvest prepaid amounts in securities paying lower interest rates. It may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security and, therefore, to assess the volatility risk of the Fund.

Corporate Securities. Corporate securities are fixed income securities issued by private businesses. Corporate securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers.


Foreign Securities. Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, the Fund's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Fund's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Derivatives. Derivative Securities are securities which derive their value from an underlying security, financial asset or an index. One category of derivatives ("Derivative Instruments") are instruments such as futures contracts, options, forward contracts, and swaps. Derivative Instruments are used to establish market positions without transacting in the securities by which their value is measured. Derivative Instruments often are used to adjust the risk characteristics of a portfolio of securities investments. A second category of derivatives ("Derivative Securities") are securities that carry rights to other securities, such as, for example, a security convertible into some other security. The primary risks of Derivative Instruments are that changes in the market value of securities held by the Fund, and of derivatives relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative which could result in difficulty closing the position and certain derivatives can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some Derivative Instruments are subject to counterparty risk. While the use of derivatives may be advantageous to the Fund, if the Fund is not successful in employing them, the Fund's performance may be worse than if it did not make such investments. See the SAI for more about the risks of derivatives.


PRIOR PERFORMANCE INFORMATION

The Fund commenced operations on January 2, 2001. Since the Fund does not have a full calendar year of operations, performance results have not been provided.


FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the Fund's fees and expenses that you will pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

            Investment Advisory Fees......................   0.35%
            Distribution (12b-1) Fees.....................    None
            Other Expenses*...............................   0.20%
            TOTAL ANNUAL FUND OPERATING EXPENSES..........   0.55%
            Fee waivers and expense  reimbursements.......   0.10%
            NET ANNUAL FUND OPERATING EXPENSES............   0.45%**

--------------------------------------------------------------------------------
 * OTHER EXPENSES ARE ESTIMATED ASSUMING THE AVERAGE DAILY NET ASSETS OF THE FUND WILL BE $100 MILLION.


** THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE ITS ADVISORY FEES AND TO THE EXTENT NECESSARY REIMBURSE EXPENSES, SO LONG AS IT SERVES AS INVESTMENT MANAGER TO THE FUND, IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.45% OF AVERAGE DAILY NET ASSETS PER YEAR. THIS FEE WAIVER AND EXPENSE REIMBURSEMENT AGREEMENT MAY BE AMENDED OR TERMINATED ONLY WITH THE CONSENT OF THE BOARD OF DIRECTORS.



EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                         1 Year           $ 46*
                         3 Years          $144*

--------------------------------------------------------------------------------
* EXPENSES ARE CALCULATED BASED ON NET ANNUAL FUND OPERATING EXPENSES AFTER THE INVESTMENT MANAGER'S FEE WAIVERS AND EXPENSE REIMBURSEMENTS (0.45%).

INVESTMENT MANAGER
--------------------------------------------------------------------------------


COMMONFUND ASSET MANAGEMENT COMPANY, INC. (the "Investment Manager") is an indirect, wholly-owned subsidiary of The Common Fund for Nonprofit Organizations ("Commonfund"). Employees of the Investment Manager also are responsible for Commonfund's investment program, which is comprised of more than 35 funds with more than $21 billion in assets and is conducted in a "manager of managers" format. For the fiscal year ended April 30, 2001, the CIF Short Duration Fund paid the Investment Manager a management fee of 0.19% of average net assets. The other Funds will pay the Investment Manager an annual fee, shown as a percentage of average net assets for its services, as follows:



              CIF Inflation-Indexed Bond Fund*           0.15-0.35%
              CIF Low Duration Bond Fund                      0.30%
              CIF Core Plus Bond Fund                         0.35%


* The Investment Advisory Fees vary with Fund performance. The total advisory fee payable by the Fund will be 0.25% (25 basis points) per annum of assets under management if the return on the Fund is 50 basis points above the Lehman Brothers U.S. TIPS Index for the prior 12 months ("fulcrum point"), and will vary upwards or downwards by an amount equal to 20% of any performance above or below the fulcrum point. In no event will the fee exceed 35 basis points or decline below 15 basis points.



The Investment Manager acts as a "manager of managers" for the Funds, and supervises adherence by the Sub-Advisers to each Fund's investment policies and guidelines. The Investment Manager can also recommend the appointment of additional or replacement Sub-Advisers to the Company's Board of Directors. The Funds and the Investment Manager have applied for exemptive relief from the Securities and Exchange Commission (the "SEC") to permit the Investment Manager and the Company to add or terminate Sub-Advisers without shareholder approval. There is no assurance that the SEC will grant such relief.


The Investment Manager employs a team to supervise the Sub-Advisers, which includes the following members:

TODD E. PETZEL, President and Chief Investment Officer. Mr. Petzel assumed the position of President and Chief Investment Officer of the Investment Manager as of August 1999. From January 1996 until July 1999, he served as Executive Vice President and Chief Investment Officer for Commonfund. Prior to that, Mr. Petzel was Executive Vice President, Business Development of the Chicago Mercantile Exchange ("CME"), and prior to 1994, Senior Vice President, Research and Chief Economist of the CME. Mr. Petzel received his A.B., A.M., and Ph.D. degrees from the University of Chicago.


JEFFREY A. GELLER, Executive Vice President. Mr. Geller joined the Investment Manager as of January 2001 and is responsible for overseeing its investment process and working with each investment team on topics ranging from manager selection to strategy allocation. Prior to joining Commonfund, Mr. Geller was a partner at

BEA and its successor organization (CSAM) where he was responsible for building and managing a business that included both overlay/hedging and derivative-based enhancement strategies for institutions. Mr. Geller is a Chartered Financial Analyst and has received his B.A. degree from Clark University and his M.B.A. from the University of Chicago.

MARYELLEN BEAUDREAULT, Senior Vice President and Head of the Fixed Income
Team. Ms. Beaudreault assumed the position of Senior Vice President and Head of the Fixed Income Team as of August 1999. From July 1995 until July 1999 she served as Senior Vice President and Head of the Fixed Income Team for Commonfund. She is responsible for the oversight of all fixed income funds. Ms. Beaudreault has over 17 years of professional experience. Ms. Beaudreault received her B.S. from Central Connecticut State University.


SARAH E. CLARK, Managing Director. As a member of the Fixed Income Team, Ms. Clark helps manage the team and is a generalist for all the products. Prior to joining Commonfund in 2000, Ms. Clark was a Vice President at Schroder Investment Management North America, where she was a member of the fixed income Investment Strategy Group. She has over 17 years investment experience. Ms. Clark received her A.B. from Lafayette College.

INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

CIF INFLATION-INDEXED BOND FUND


o Western Asset Management Company ("WAMCO"), located at 117 East Colorado Blvd., Pasadena, CA 91105 provides investment advisory services to corporations, public funds and other institutional investors. Established in 1971, WAMCO had approximately $82.8 billion in assets under management as of June 30, 2001.


      Alan R. McClymonds serves as portfolio manager to the CIF Inflation-Indexed Bond Fund. Mr. McClymonds joined WAMCO in 1999. Prior to joining WAMCO, Mr. McClymonds was a Senior Vice President of Proprietary Trading at Nationsbank from 1996-1999, and a Director of Trading at CS First Boston from 1994-1996. Mr. McClymonds has 18 years of fixed income experience.

CIF SHORT DURATION FUND


o Wellington Management Company, LLP ("Wellington Management"), located at 75 State Street, Boston, MA 02109, provides investment advisory services to investment companies and other institutions. Established in 1928, Wellington Management had approximately $294.8 billion in assets under management as of June 30, 2001.

      John C. Keogh and Timothy E. Smith serve as portfolio managers to the CIF Short Duration Fund. Mr. Keogh is a Partner and Senior Vice President of Wellington Management, and has been with the firm since 1983. He has 22 years of investment experience. Mr. Smith is a Vice President of Wellington Management and has been with the firm since 1992. He has 16 years of investment experience.

o Western Asset Management Company ("WAMCO") serves as Sub-Adviser to the CIF Short Duration Fund. Information about WAMCO is included under the CIF Inflation-Indexed Bond Fund listed above.

      Stephen A. Walsh and Carl E. Eichstaedt serve as portfolio managers to the CIF Short Duration Fund. Mr. Walsh, is a Managing Director and has been with WAMCO since 1991. He has 20 years of professional experience. Mr. Eichstaedt has been with WAMCO since 1994. He has 14 years of investment experience.

CIF LOW DURATION BOND FUND

o Seix Investment Advisors ("SEIX"), located at 300 Tice Boulevard, Woodcliff Lake, NJ 07675, provides investment advisory services to corporations, public funds and other institutional investors. Established in 1992, SEIX had approximately $9.0 billion in assets under management as of June 30, 2001.

      An investment team provides investment advice to the CIF Low Duration Bond Fund.

o Metropolitan West Asset Management ("MetWest"), located at 11766 Wilshire Blvd., Los Angeles, CA 90025, provides investment advisory services to individuals, investment companies and other institutions. Established in 1996, MetWest has $13.0 billion in assets under management as of June 30, 2001.

      Tad Rivelle, CIO, serves as portfolio manager to the CIF Low Duration Bond Fund. Prior to founding MetWest in 1996, he was a Principal and co-director of fixed income at Hotchkis and Wiley. Mr. Rivelle has 16 years of investment experience.

CIF CORE PLUS BOND FUND

o BlackRock Advisors, Inc. ("BlackRock"), located at 345 Park Avenue, 29th floor, New York, NY 10154-0004, provides investment advisory services to investment companies. Established in 1988, BlackRock had approximately $213.0 billion in assets under management as of June 30, 2001.

      Keith Anderson, Managing Director and Chief Investment Officer, serves as portfolio manager to the CIF Core Plus Bond Fund. He is co-head of the Fixed Income Operating Committee, chair of the Investment Strategy Group and a member of BlackRock's Management Committee. Prior to founding BlackRock in 1988, he was Vice President in Fixed Income Research at The First Boston Corporation.


o Western Asset Management Company ("WAMCO") serves as Sub-Adviser to the CIF Core Plus Bond Fund. Information about WAMCO is included under the CIF Inflation-Indexed Bond Fund listed above.

      S. Kenneth Leech, CIO, serves as portfolio manager to the CIF Core Plus Bond Fund. Mr. Leech has 24 years of investment experience, including 11 years with WAMCO.

o Western Asset Management Company Limited ("WAMCO Limited"), located at 155 Bishopsgate, London EC2M 3XG, provides advisory services to investment companies. Established in 1990, WAMCO Limited had approximately $6.8 billion in assets under management as of June 30, 2001.


      An investment team provides investment advice to CIF Core Plus Bond Fund.

PURCHASING AND REDEEMING FUND SHARES
--------------------------------------------------------------------------------

This section tells you how to purchase and redeem shares of a Fund.

INVESTING IN THE COMMONFUND INSTITUTIONAL FUNDS -- A SUMMARY:
--------------------------------------------------------------------------------

In order to open a new account, you must complete and mail the New Account Application that you receive with this prospectus to:

      Commonfund Institutional Funds
      15 Old Danbury Road
      P.O. Box 812
      Wilton, CT 06897-0812

The minimum initial investment for each Fund is $1,000,000 for institutions (except for the CIF Short Duration Fund, which is $100,000) and $1,000 for Eligible Individuals. The minimum subsequent investment is $1,000, except that no minimum applies to reinvestments from dividends and distributions. The minimum initial investment may be waived by the Investment Manager.


Once you are a shareholder of the Commonfund Institutional Funds you can do the following:


* By Telephone - Shareholders can purchase or redeem Fund shares by calling 1-888-TCF-FUND.


*     By Wire - Shareholders can purchase Fund shares by wire:

      For the CIF Inflation-Indexed Bond, CIF Low Duration Bond and CIF Core Plus Bond Funds wire federal funds:


     Investors Bank & Trust Company
     ABA #011001438
     Account #020103345
     Further Credit: Fund name, shareholder name and shareholder account number must be specified.


For the CIF Short Duration Fund wire federal funds or transfer funds through
ACH:

Bancorp
ABA #031101114
Account #0011001338
Further Credit: TA2Bancorp, Fund name, shareholder name and shareholder account number must be specified.

Please call in advance to let us know that you intend to make an investment.

PURCHASING SHARES

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares of a Fund on any day that the New York Stock Exchange ("NYSE") and the Federal Reserve System are both open for business (a "Business Day").

To open an account:


    Please send your completed New Account Application to Commonfund Institutional Funds, 15 Old Danbury Rd., P.O. Box 812, Wilton, CT 06897-0812. All investments must be made by wire (or ACH for the CIF Short Duration Fund). Please call the Funds to let us know that you intend to make an investment. You will need to instruct your bank to wire federal funds to: Investors Bank & Trust Company; ABA #011001438; Account #020103345 for the CIF Inflation-Indexed Bond, CIF Low Duration Bond and CIF Core Plus Bond Funds or wire federal funds or electronically transfer funds through ACH to: Bancorp, ABA #031101114; Account #0011001338 for the CIF Short Duration Fund; Further Credit: Fund name, shareholder name and shareholder account number must be specified.



HOW ARE FUND SHARE PRICES CALCULATED?

The price per share (the offering price) will be the net asset value ("NAV") per share next determined after a Fund receives your purchase order in good order (defined below). Each Fund's NAV is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time).

NET ASSET VALUE



NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund. In calculating NAV, a Fund generally values its portfolio at market price. If market prices are unavailable or the Fund determines that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Directors. In the event the Fund determines a price is unreliable, it may value the security at a price that is different from the market price. A Fund may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.



ACCEPTANCE OF SUBSCRIPTIONS

In order for your purchase to be processed on the trade date, your order must be received in good order prior to the time the Fund determines its NAV. To be in good order, a Fund must receive funds by 3:00 p.m. Eastern time. A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

PURCHASING ADDITIONAL SHARES


Current shareholders are eligible to purchase shares by phone by calling 1-888-TCF-FUND if they have requested that privilege by checking the appropriate box on the New Account Application.

PURCHASES BY ELIGIBLE INDIVIDUALS

Eligible Individuals may purchase shares by mail at the address of Commonfund Institutional Funds. The purchase price may be tendered by wire transfer as described in Investing in the Commonfund Institutional Funds - Purchasing and Redeeming Shares. The Funds do not accept checks or cash.

TELEPHONE TRANSACTIONS

Purchasing or redeeming Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions reasonably believed to be genuine. If you or your financial institution transact with the Funds by telephone, you will generally bear the risk of any loss.


REDEEMING SHARES

You may redeem your shares on any Business Day by contacting the Funds directly by mail or telephone. The redemption price of each share will be the NAV next determined after a Fund receives your request. Payments in redemption will be made by wire transfer to the account designated in your New Account Application or another account that has properly been designated with a signature guarantee.

SIGNATURE GUARANTEES


A signature guarantee is a widely accepted way to protect shareholders by verifying signatures. The signature(s) must be guaranteed by an acceptable financial institution such as a national or state bank, a trust company, a federal savings and loan association, a credit union or a broker-dealer that is a member of a national securities exchange. Notarization is not acceptable. Financial institutions that participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp.


METHODS FOR REDEEMING SHARES



By Mail -- If you wish to redeem shares of a Fund by mail, send a letter to Commonfund Institutional Funds with your name, Fund and account number and the amount of your request. All letters must be signed by the owner(s) of the account. In certain circumstances, additional documentation may be required. You may obtain additional details by phoning 1-888-TCF-FUND.

By Telephone -- When filling out your New Account Application, you are given the opportunity to establish telephone redemption privileges.

Systematic Withdrawal Plan --You may arrange monthly, quarterly, semi-annual or annual automatic withdrawals (redemptions) from your account.

REDEMPTIONS IN KIND -- The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders), a Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). In the highly unlikely event that your shares are redeemed in kind, you will have to pay transaction costs to sell the securities distributed to you. In addition, the securities will be subject to market risks until you sell them.


SUSPENSION OF YOUR RIGHT TO REDEEM SHARES -- A Fund may suspend your right to redeem shares if the NYSE restricts trading, the SEC declares an emergency or for such other periods as the SEC may by order permit.

INVOLUNTARY SALES OF YOUR SHARES -- If your account balance drops below the required minimum of $1,000,000 for institutions ($100,000 in the CIF Short Duration Fund), or $1,000 for Eligible Individuals as a result of shareholder redemptions, a Fund may redeem your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid redemption of your shares.

RECEIVING YOUR MONEY

Normally, a Fund will send your redemption proceeds the next Business Day after it receives your request. In unusual circumstances, it may take up to seven days. Proceeds will be wired to your properly designated account at a financial institution.

DISTRIBUTION OF FUND SHARES
--------------------------------------------------------------------------------

Commonfund Securities, Inc. is the distributor of the Funds and receives no compensation from the Funds for that service.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Funds declare and pay dividends monthly. The Funds make distributions of capital gains, if any, at least annually.

Shareholders will receive dividends and distributions in the form of additional shares. Dividends generally are not paid in cash.

TAXES

Each Fund is managed without regard to tax consequences to shareholders. Shareholders seeking to finance tax obligations may need to redeem shares.


Each Fund will distribute substantially all of its net investment income and realized capital gains, if any. Each Fund expects that its distributions will primarily consist of ordinary income. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. This is true whether or not such dividends or distributions are received in cash or are reinvested in additional shares of a Fund. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.



This summary is based on current tax laws, which may change.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand each Fund's financial performance for the period of its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with each Fund's financial statements, are included in the annual report. The annual report is available upon request without charge by calling 1-888-TCF-FUND.


                         COMMONFUND INSTITUTIONAL FUNDS

      FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                            CIF                  CIF                 CIF                CIF
                                                         CORE PLUS        INFLATION-INDEXED      LOW DURATION      SHORT DURATION
                                                         BOND FUND            BOND FUND           BOND FUND             FUND
                                                    -------------------  ------------------- ------------------- ------------------
                                                       FOR THE PERIOD       FOR THE PERIOD      FOR THE PERIOD     FOR THE PERIOD
                                                      JANUARY 2, 2001      JANUARY 2, 2001     JANUARY 2, 2001       MAY 1, 2000
                                                       (COMMENCEMENT        (COMMENCEMENT       (COMMENCEMENT       (COMMENCEMENT
                                                       OF OPERATIONS)       OF OPERATIONS)      OF OPERATIONS)     OF OPERATIONS)
                                                     TO APRIL 30, 2001    TO APRIL 30, 2001   TO APRIL 30, 2001   TO APRIL 30, 2001
                                                    -------------------  ------------------- ------------------- ------------------
Net Asset Value, beginning of period ..............     $  10.00             $  10.00            $  10.00            $  10.00
                                                        --------             --------            --------            --------
Income from Investment Operations:
 Net investment income (loss) .....................         0.15                 0.19                0.19                0.59
 Net realized and unrealized gain (loss) on
  investments .....................................        (0.02)                0.33                0.10                0.09
                                                        ---------           ---------            --------            ---------
  Total from Investment Operations: ...............         0.13                 0.52                0.29                0.68
                                                        ---------           ---------            --------            ---------
Less Distributions:
 Dividends from net investment income .............        (0.13)               (0.12)              (0.19)              (0.58)
 From net realized gain on investments ............           --                   --                  --               (0.01)
                                                        ---------            ---------           ---------           ---------
  Total distributions .............................        (0.13)               (0.12)              (0.19)              (0.59)
                                                        ---------           ---------           ---------           ---------
Net increase (decrease) in net asset value ........           --                 0.40                0.10                0.09
                                                        ---------           ---------           ---------           ---------
Net Asset Value, end of period ....................     $  10.00             $  10.40            $  10.10            $  10.09
                                                        =========            =========           =========           =========
  Total Return(a) .................................        1.33%**              5.27%**             2.93%**             6.95%
RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period (000's) .................     $132,265             $275,342            $101,067            $ 35,911
Ratios to average net assets:
 Net investment income (after reimbursement and
  waiver of certain operating expenses) ...........        4.61%*               6.99%*              5.74%*              5.93%
 Net investment income (before reimbursement
  and waiver of certain operating expenses) .......        4.37%*               6.77%*              5.49%*              5.46%
 Operating expenses (after reimbursement and
  waiver of certain operating expenses) ...........        0.45%*               0.25%*              0.40%*              0.25%
 Operating expenses (before reimbursement and
  waiver of certain operating expenses) ...........        0.69%*               0.47%*              0.65%*              0.72%
 Portfolio Turnover Rate ..........................      356.10%**            181.67%**            73.42%**           128.96%

--------
*    Annualized.

**   Not annualized.

(a)  Total return would have been lower had certain expenses not been waived.

COMMONFUND
INSTITUTIONAL FUNDS

INVESTMENT MANAGER

Commonfund Asset Management Company, Inc.

DISTRIBUTOR

Commonfund Securities, Inc.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103


More information about Commonfund Institutional Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION ("SAI")
--------------------------------------------------------------------------------


The SAI dated September 1, 2001, includes more detailed information about Commonfund Institutional Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.



TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:



--------------------------------------------------------------------------------
BY TELEPHONE: Call 1-888-TCF-FUND


BY MAIL:  Write to
          Commonfund Institutional Funds
          15 Old Danbury Road
          P.O. Box 812
          Wilton, CT 06897-0812

BY INTERNET: http://www.commonfund.org

FROM THE SEC: You can also obtain the SAI or the Annual or Semi-Annual Reports, as well as other information about Commonfund Institutional Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Company's Investment Company Act registration number is 811-9555.

                         COMMONFUND INSTITUTIONAL FUNDS

                         CIF INFLATION-INDEXED BOND FUND
                             CIF SHORT DURATION FUND
                           CIF LOW DURATION BOND FUND
                             CIF CORE PLUS BOND FUND
                              CIF CORE EQUITY FUND
                            CIF SMALL CAP GROWTH FUND
                            CIF SMALL CAP VALUE FUND
                          CIF INTERNATIONAL EQUITY FUND

                               INVESTMENT MANAGER
                    COMMONFUND ASSET MANAGEMENT COMPANY, INC.

                             INVESTMENT SUB-ADVISERS

                      ADVANCED INVESTMENT TECHNOLOGY, INC.
                             ARTISAN PARTNERS, L.P.
                            BLACKROCK ADVISORS, INC.7
                         CAPITAL GUARDIAN TRUST COMPANY
                        CAPITALWORKS INVESTMENT PARTNERS
                     CONSTITUTION RESEARCH & MANAGEMENT, LLC
                             GLOBEFLEX CAPITAL, L.P.
                     GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
                              HIGH ROCK CAPITAL LLC
                          IRIDIAN ASSET MANAGEMENT LLC
                            JOHN A. LEVIN & CO. INC.
                         MARSICO CAPITAL MANAGEMENT LLC
                        MARTINGALE ASSET MANAGEMENT, L.P.
                       METROPOLITAN WEST ASSET MANAGEMENT
                             NORTHPOINTE CAPITAL LLC
                            SEIX INVESTMENT ADVISORS
                    SHAPIRO CAPITAL MANAGEMENT COMPANY, INC.
                         SKYLINE ASSET MANAGEMENT, L.P.
                           SSGA FUNDS MANAGEMENT, INC.
                     TT INTERNATIONAL INVESTMENT MANAGEMENT
                          VEREDUS ASSET MANAGEMENT, LLC
                       WELLINGTON MANAGEMENT COMPANY, LLP
                        WESTERN ASSET MANAGEMENT COMPANY
                    WESTERN ASSET MANAGEMENT COMPANY LIMITED

                                   DISTRIBUTOR
                           COMMONFUND SECURITIES, INC.


This Statement of Additional Information ("SAI") is not a prospectus and relates only to the CIF Inflation-Indexed Bond, CIF Short Duration, CIF Low Duration Bond, CIF Core Plus Bond, CIF Core Equity, CIF Small Cap Growth, CIF Small Cap Value and CIF International Equity Funds (each a "Fund" and collectively the "Funds"). The SAI is intended to provide additional information regarding the activities and operations of the Commonfund Institutional Funds (the "Company") and should be read in conjunction with the Funds' prospectuses dated September 1, 2001. The Annual Report dated April 30, 2001 of the Funds is incorporated by reference and is hereby deemed to be part of this SAI. The prospectuses may be obtained without charge by calling 1-888-TCF-FUND.

September 1, 2001

                                TABLE OF CONTENTS


THE COMPANY.................................................................. 3

INVESTMENT OBJECTIVES AND POLICIES........................................... 3

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS........................10

INVESTMENT LIMITATIONS.......................................................27

THE INVESTMENT MANAGER.......................................................29

FUND ADMINISTRATION..........................................................35

CUSTODIAN....................................................................35

EXPERTS .....................................................................35

LEGAL COUNSEL................................................................35

DISTRIBUTION.................................................................35

DIRECTORS AND OFFICERS OF THE COMPANY........................................36

COMPUTATION OF YIELD AND TOTAL RETURN........................................39

PURCHASE AND REDEMPTION OF SHARES............................................40

DETERMINATION OF NET ASSET VALUE.............................................41

TAXES .......................................................................41

PORTFOLIO TRANSACTIONS.......................................................43

CODE OF ETHICS...............................................................44

VOTING ......................................................................44

CONTROL PERSONS..............................................................45

FINANCIAL STATEMENTS.........................................................47

APPENDIX A-1 ................................................................A-1

THE COMPANY

This SAI is not a prospectus and relates only to the CIF Inflation-Indexed Bond Fund, CIF Short Duration Fund, CIF Low Duration Bond Fund, CIF Core Plus Bond Fund, CIF Core Equity Fund, CIF Small Cap Growth Fund, CIF Small Cap Value Fund, and CIF International Equity Fund (each a "Fund" and collectively the "Funds"). Each Fund is a separate series of Commonfund Institutional Funds (the "Company"), an open-end management investment company established as a Delaware business trust under an Agreement and Declaration of Trust dated August 7, 1999. The Agreement and Declaration of Trust permits the Company to offer separate series of units of beneficial interest ("shares"), and separate classes of shares within the Funds. Each Fund share represents an equal proportionate interest in its respective Fund.

INVESTMENT OBJECTIVES AND POLICIES

Each Fund may invest in various instruments or utilize varying strategies to achieve its investment objective. The permissible instruments or strategies for each Fund are described below. There can be no assurance that the Funds will achieve their investment objectives.

CIF INFLATION-INDEXED BOND FUND - The Fund seeks to maximize real return to the extent consistent with preservation of capital and liquidity.


The CIF Inflation-Indexed Bond Fund invests primarily in U.S. Treasury Inflation Indexed Securities. Inflation indexed securities are fixed income securities that are structured to provide protection against inflation. The value of a bond's principal, or the interest paid on the bond, is adjusted to track changes in the U.S. Consumer Price Index. Up to 20% of the Fund may be invested in investment grade securities that are not indexed to inflation. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by a Sub-Adviser to be of equivalent quality. The benchmark for the Fund is the Lehman Brothers U.S. TIPS Index. The Fund will normally maintain effective duration within (+/-) 1.5 years of the Lehman Brothers U.S. TIPS Index.


Please consult the text under the following captions in the "Description of Permitted Investments and Risk Factors" section to review features of various instruments in which the Fund may invest and of various investment strategies that may be used by the Fund:

--------------------------------------------------------------------------------
Asset-Backed Securities     Bankers' Acceptances    Borrowing
                            and Bank Obligations
--------------------------------------------------------------------------------
Certificates of Deposit     Corporate Bonds         Derivatives

--------------------------------------------------------------------------------
Fixed Income Securities     Floaters and Inverse    Futures Contracts and
                            Floaters                Options on Futures Contracts

--------------------------------------------------------------------------------
High Yield Securities       Investment Company      Investment Grade Securities
                            Securities
--------------------------------------------------------------------------------
Loan Participation          Money Market            Mortgage-Related Securities
and Assignments             Instruments
--------------------------------------------------------------------------------
Municipals                  Options                 Portfolio Turnover

--------------------------------------------------------------------------------
Repurchase Agreements       Restricted              Rights
                            Securities
--------------------------------------------------------------------------------
Temporary Investments       U.S. Government         Variable and Floating Rate
                            Securities              Instruments
--------------------------------------------------------------------------------
When-Issued and Delayed     Yankee Dollars          Warrants
Delivery Securities
--------------------------------------------------------------------------------
Zero Coupons,
Pay-In-Kind Securities
or Deferred Payment
Securities
--------------------------------------------------------------------------------


CIF SHORT DURATION FUND - The Fund seeks to provide current interest income with some price appreciation, each as consistent with liquidity and safety of principal.


The CIF Short Duration Fund invests primarily in a diversified portfolio of securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities, obligations of U.S. and foreign commercial banks, corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with highly rated counterparties. The fixed income securities acquired by the Fund may include mortgage-backed and asset-backed securities. The Fund will invest only in fixed income securities rated at the time of investment in one of the three highest rating categories by a major rating agency, or determined by a Sub-Adviser to be of equivalent quality. The benchmark for the Fund is the Merrill Lynch 3-month U.S. Treasury Bill Index. The Fund's investment strategies are designed to produce a total rate of return that exceeds the total return on 90 day U.S. Treasury bills. The Fund seeks to minimize fluctuation in net asset value by maintaining high credit quality standards and employing a relatively short effective duration. Duration is a measure of a security's price volatility, or risk, associated with changes in interest rates. The Fund's effective duration generally will not exceed one year, and the maximum remaining maturity of any individual security will be five and one-half years, except for certain mortgage-related and asset-backed securities.

Please consult the text under the following captions in the "Description of Permitted Investments and Risk Factors" section to review features of various instruments in which the Fund may invest and of various investment strategies that may be used by the Fund:

--------------------------------------------------------------------------------
Asset-Backed Securities         Bankers' Acceptances         Borrowing
                                and Bank Obligations
--------------------------------------------------------------------------------
Certificates of Deposit         Corporate Bonds              Derivatives

--------------------------------------------------------------------------------

Fixed Income Securities         Floaters and Inverse         Foreign Securities
                                Floaters
--------------------------------------------------------------------------------
Futures Contracts and Options   Investment Company           Investment Grade
on Futures Contracts            Securities                   Securities

--------------------------------------------------------------------------------
Mortgage-Related Securities     Money Market                 Options
                                Instruments
--------------------------------------------------------------------------------
Portfolio Turnover              Repurchase Agreements        Restricted
                                                             Securities
--------------------------------------------------------------------------------
Rights                          Temporary Investments        U.S. Government
                                                             Securities
--------------------------------------------------------------------------------
Variable and Floating           Warrants                     When-Issued and
Rate Instruments                                             Delayed Delivery
                                                             Securities
--------------------------------------------------------------------------------
Yankee Dollars                  Zero Coupons, Pay-In-Kind
                                Securities or Deferred
                                Payment Securities
--------------------------------------------------------------------------------


CIF LOW DURATION BOND FUND - The Fund seeks to preserve capital and provide higher total return than is generally obtainable from money market instruments.


The CIF Low Duration Bond Fund invests primarily in a diversified portfolio of dollar denominated investment grade bonds, including obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, as well as corporate, asset-backed and mortgage-backed securities. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by a Sub-Adviser to be of equivalent quality. The Fund may invest up to 20% of its assets in other fixed-income securities, including non-dollar denominated securities and securities rated below investment grade at the time of purchase. The benchmark for the Fund is the Merrill Lynch 1-3 Year Treasury Index. The Fund will maintain an average portfolio duration of between one and three years. Under normal circumstances, at least 80% of the net assets of the Fund will be invested in fixed income securities. The Fund may use futures, options and other fixed income derivatives as part of its investment strategy.


Please consult the text under the following captions in the "Description of Permitted Investments and Risk Factors" section to review features of various instruments in which the Fund may invest and of various investment strategies that may be used by the Fund:

--------------------------------------------------------------------------------
Asset-Backed Securities      Bankers' Acceptances            Borrowing
                             and Bank Obligations
--------------------------------------------------------------------------------
Certificates of Deposit      Corporate Bonds                 Derivatives

--------------------------------------------------------------------------------
Eurodollar Obligations       Fixed Income Securities         Floaters and
                                                             Inverse Floaters

--------------------------------------------------------------------------------
Foreign Securities           Futures Contracts and Options   High Yield
                             on Futures Contracts            Securities
--------------------------------------------------------------------------------
Investment Company           Investment Grade Securities     Loan Participation
Securities                                                   and Assignments
--------------------------------------------------------------------------------
Money Market Instruments     Mortgage-Related Securities     Municipals

--------------------------------------------------------------------------------
Options                      Portfolio Turnover              Repurchase
                                                             Agreements
--------------------------------------------------------------------------------

Restricted Securities        Rights                          Temporary
                                                             Investments
--------------------------------------------------------------------------------
U.S. Government Securities   Variable and Floating Rate      Warrants
                             Instruments
--------------------------------------------------------------------------------
When-Issued and Delayed      Yankee Dollars                  Zero Coupons,
Delivery Securities                                          Pay-In-Kind
                                                             Securities or
                                                             Deferred Payment
                                                             Securities
--------------------------------------------------------------------------------


CIF CORE PLUS BOND FUND - The Fund seeks to provide high current income and price appreciation.


The CIF Core Plus Bond Fund invests primarily in investment grade bonds and other fixed income securities in an attempt to outperform the broad U.S. bond market. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by a Sub-Adviser to be of equivalent quality. The Fund also may invest up to 20% of its assets in securities rated below investment grade, but in one of the six highest rating categories, and up to 20% of its assets in non-dollar denominated securities. The Sub-Advisers may invest in certain derivatives and may use certain techniques, such as currency hedging in order to outperform the broad market. The benchmark for the Fund is the Lehman Brothers Aggregate Bond Index. The Fund will be managed to have a targeted duration within a band of (+/-) 20% around the duration of the benchmarks. Under normal circumstances, at least 80% of the net assets of the Fund will be invested in fixed income securities.


The Fund seeks to achieve its investment objective by maintaining a core portfolio of securities that is aligned with the composition and duration of the Fund's benchmark index, which tracks the overall U.S. bond market. The Sub-Advisers then seek to add value by investing a portion of the Fund's assets in fixed income securities that are not represented in the benchmark and using investment techniques designed to overweight or underweight the Fund's portfolio relative to benchmark characteristics.

Please consult the text under the following captions in the "Description of Permitted Investments and Risk Factors" section to review features of various instruments in which the Fund may invest and of various investment strategies that may be used by the Fund:

--------------------------------------------------------------------------------
Asset-Backed Securities    Bankers' Acceptances and       Borrowing
                           Bank Obligations
--------------------------------------------------------------------------------
Certificates of Deposit    Corporate Bonds                Derivatives

--------------------------------------------------------------------------------
Eurodollar Obligations     Fixed Income Securities        Floaters and Inverse
                                                          Floaters

--------------------------------------------------------------------------------
Foreign Securities         Futures Contracts and Options  High Yield
                           on Futures Contracts           Securities
--------------------------------------------------------------------------------

Illiquid Securities        Investment Company Securities  Investment Grade
                                                          Securities
--------------------------------------------------------------------------------
Loan Participation and     Money Market Instruments       Mortgage-Related
Assignments                                               Securities
--------------------------------------------------------------------------------
Municipals                 Options                        Portfolio Turnover

--------------------------------------------------------------------------------
Repurchase Agreements      Restricted Securities          Rights

--------------------------------------------------------------------------------
Temporary Investments      U.S. Government Securities     Variable and Floating
                                                          Rate Instruments
--------------------------------------------------------------------------------
Warrants                   When-Issued and Delayed        Yankee Dollars
                           Delivery Securities
--------------------------------------------------------------------------------
Zero Coupons, Pay-In-Kind
Securities or Deferred
Payment Securities
--------------------------------------------------------------------------------


CIF CORE EQUITY FUND - The Fund seeks to provide long-term capital appreciation.


The CIF Core Equity Fund invests primarily in a diversified portfolio of common stocks and securities convertible into common stocks of large and medium capitalization U.S. companies. Generally, these issuers will have market capitalizations in the range of the companies in the S&P 500 Composite Index, which is the benchmark index for the Fund. The Fund is designed to add value over its benchmark primarily through stock selection, rather than sector or style variance, with volatility similar to that of its benchmark index.



The Fund seeks to achieve its investment objective through the construction of "core" and "satellite" portfolios. The "core" portfolio, which ordinarily will comprise approximately 40% of the Fund, utilizes a single Sub-Adviser to track the S&P 500 Composite Index in terms of sector, industry and capitalization, while adding value through stock selection. The remainder of the Fund is comprised of multiple "satellite" portfolios whose Sub-Advisers apply a specific investment strategy, such as growth or value, which may deviate from the benchmark in terms of volatility, capitalization and sector selection. The Fund may use derivative instruments for both hedging and non-hedging purposes. Under normal circumstances, at least 80% of the net assets of the Fund will be invested in equity securities.

Please consult the text under the following captions in the "Description of Permitted Investments and Risk Factors" section to review features of various instruments in which the Fund may invest and of various investment strategies that may be used by the Fund:


--------------------------------------------------------------------------------
Borrowing                        Common Stocks              Convertible
                                                            Securities
--------------------------------------------------------------------------------
Depository Receipts              Derivatives                Foreign
                                                            Securities
--------------------------------------------------------------------------------
Futures Contracts and            Investment Company
Options on Futures Contracts     Securities
--------------------------------------------------------------------------------
Money Market Instruments         Options                    Portfolio Turnover

--------------------------------------------------------------------------------
Preferred Stocks                 Repurchase Agreements      Restricted
                                                            Securities
--------------------------------------------------------------------------------
Rights                           Temporary Investments      U.S. Government
                                                            Securities
--------------------------------------------------------------------------------
                                 Warrants

--------------------------------------------------------------------------------


CIF SMALL CAP GROWTH FUND - The Fund seeks to provide long-term capital appreciation.


The CIF Small Cap Growth Fund invests primarily in growth oriented equity securities of small U.S. companies. Generally, these issuers will have market capitalizations in the range of the companies in the Russell 2000 Growth Index, which is the benchmark index for the Fund. The Fund is designed to add value primarily through stock selection, rather than sector or style variance, with volatility similar to that of its benchmark index.



The Fund seeks to achieve its objective by emphasizing investment in companies that the Sub-Advisers believe have strong earnings momentum, dominant market share in growing industries and positive changes in analysts' expectations or better than anticipated earnings reports. The Fund is constructed around three principal strategies: core, aggressive and defensive. The core strategy generally will have risk and portfolio characteristics similar to the Russell 2000 Growth Index. The aggressive strategy generally is more volatile and provides for greater sector variances than the Russell 2000 Growth Index. The defensive strategy is designed to have lower volatility and add value primarily during down markets. The Fund may use derivative instruments for both hedging and non-hedging purposes. Under normal circumstances, at least 80% of the net assets of the Fund will be invested in equity securities of small companies.


Please consult the text under the following captions in the "Description of Permitted Investments and Risk Factors" section to review features of various instruments in which the Fund may invest and of various investment strategies that may be used by the Fund:

--------------------------------------------------------------------------------
Borrowing                   Common Stocks                    Convertible
                                                             Securities
--------------------------------------------------------------------------------

Depository Receipts         Derivatives

--------------------------------------------------------------------------------
Foreign Securities          Futures Contracts and Options    Investment
                            on Futures Contracts             Company Securities
--------------------------------------------------------------------------------
Money Market Instruments    Options                          Portfolio Turnover

--------------------------------------------------------------------------------
Preferred Stocks            Repurchase Agreements            Restricted
                                                             Securities
--------------------------------------------------------------------------------
Rights                      Temporary Investments            U.S. Government
                                                             Securities
--------------------------------------------------------------------------------
Warrants

--------------------------------------------------------------------------------


CIF SMALL CAP VALUE FUND - The Fund seeks to provide long-term capital appreciation.


The CIF Small Cap Value Fund invests primarily in value oriented equity securities of small U.S. companies. Generally, these issuers will have market capitalizations in the range of companies in the Russell 2000 Value Index, which is the benchmark index for the Fund. The Fund is designed to add value primarily through stock selection, rather than sector or style rotation, and to exhibit volatility similar to that of its benchmark index.



The Fund seeks to achieve its objective by emphasizing investments in companies that exhibit traditional value characteristics, such as below average price-to-earnings, price-to-book value and price-to-cash flow ratios. The Fund is constructed using multiple strategies designed to select different types of companies in the benchmark index. The Fund may use derivative instruments for both hedging and non-hedging purposes. Under normal market conditions, at least 80% of the net assets of the Fund will be invested in equity securities of small companies.

Please consult the text under the following captions in the "Description of Permitted Investments and Risk Factors" section to review features of various instruments in which the Fund may invest and of various investment strategies that may be used by the Fund:



--------------------------------------------------------------------------------
Borrowing                      Common Stocks            Convertible Securities

--------------------------------------------------------------------------------
Depository Receipts            Derivatives              Foreign Securities

--------------------------------------------------------------------------------
Futures Contracts and          Investment Company       Money Market Instruments
Options on Futures Contracts   Securities
--------------------------------------------------------------------------------
Options                        Portfolio Turnover       Preferred Stocks

--------------------------------------------------------------------------------
Repurchase Agreements          Restricted Securities    Rights

--------------------------------------------------------------------------------
Temporary Investments          U.S. Government          Warrants
                               Securities
--------------------------------------------------------------------------------


CIF INTERNATIONAL EQUITY FUND - The Fund seeks to provide long-term capital appreciation.

The CIF International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. The Fund generally invests in equity securities of non-U.S. issuers represented in the MSCI EAFE (Europe, Australasia, Far East) Index, which is the benchmark index for the Fund and includes most developed countries in those regions. The Fund also may invest up to 10% of its assets in equity securities of issuers located in emerging markets. The Fund may enter into forward and futures contracts to hedge currency exposure.



The Fund seeks to achieve its investment objective through the construction of "core" and "satellite" portfolios. The "core" portfolio, which ordinarily will comprise approximately 50% of the Fund, utilizes a market-oriented Sub-Adviser with a strong bottom-up stock selection and sector allocation process that favors both value and growth stocks. Up to 50% of the Fund will be comprised of "satellite" portfolios whose Sub-Advisers apply more targeted investment strategies, such as growth or value, and which may deviate more from the benchmark in terms of volatility and stock selection. The Fund may invest up to 10% of its assets in a passively managed international equity index strategy. Under normal circumstances, at least 80% of the net assets of the Fund will be invested in equity securities.


Please consult the text under the following captions in the "Description of Permitted Investments and Risk Factors" section to review features of various instruments in which the Fund may invest and of various investment strategies that may be used by the Fund:


--------------------------------------------------------------------------------
Borrowing                Common Stocks                 Convertible Securities

--------------------------------------------------------------------------------
Depositary Receipts      Derivatives                   Eurodollar Obligations

--------------------------------------------------------------------------------
Foreign Securities       Futures Contracts and         Illiquid Securities
                         Options on Futures Contracts
--------------------------------------------------------------------------------
Investment Company       Limited Partnerships          Money Market Instruments
Securities
--------------------------------------------------------------------------------
Options                  Preferred Stocks              Portfolio Turnover

--------------------------------------------------------------------------------
Repurchase Agreements    Restricted Securities         Rights

--------------------------------------------------------------------------------
Temporary Investments    When-Issued and Delayed       Warrants
                         Delivery Securities
--------------------------------------------------------------------------------
Yankee Dollars

--------------------------------------------------------------------------------


DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

ASSET-BACKED SECURITIES

Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities also may be issued as debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities presents risk considerations specific to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the underlying assets superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities also entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Credit card receivables are unsecured obligations of card holders.

BANKERS' ACCEPTANCES AND BANK OBLIGATIONS

Bankers' Acceptances or notes are fixed income instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments represent the obligation of the bank and of the drawer to pay the full amount of the instrument upon maturity. The Funds will only purchase obligations of banks that are rated in the top two categories by a major rating agency.

BORROWING


Borrowing may exaggerate changes in the net asset value of a Fund's shares and the return on a Fund's portfolio. Although the principal amount of any borrowing will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. A Fund may then be required to segregate liquid assets in an amount sufficient to meet its obligations in connection with such borrowings. Under certain circumstances, a Fund could be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to repay outstanding borrowing.


CERTIFICATES OF DEPOSIT

Certificates of Deposit or time deposits are obligations issued against funds deposited in a banking institution for a specified period of time at a specified interest rate.

COMMON STOCKS

Common Stocks represent an ownership interest in a corporation, entitling the stockholder to voting rights and receipt of dividends paid based on proportionate ownership.

CONVERTIBLE SECURITIES

Convertible Securities are securities that may be exchanged under certain circumstances for shares of common stock or other equity securities. Convertible Securities generally represent a feature of some other type of security, such as a fixed income security or preferred stock, so that, for example, a convertible fixed income security would be a fixed income security that is convertible into common stock. Convertible Securities may be viewed as an investment in the current security or the security into which the convertible securities may be exchanged and, therefore, are included in both the definition of equity security and fixed income security.

CORPORATE BONDS


Corporate bonds are fixed income securities issued by private businesses. Holders, as creditors of the issuer, have a prior legal claim over holders of equity securities of the issuer as to both income and assets for the principal and interest due the holder.


DEPOSITARY RECEIPTS

Depositary Receipts represent an ownership interest in securities of foreign companies (an "underlying issuer") that are deposited with a depositary. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities. Depositary Receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of Depositary Receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"). ADRs are dollar-denominated Depositary Receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.

Depositary Receipts may be "sponsored" or "unsponsored." Sponsored Depositary Receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored Depositary Receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing unsponsored Depositary Receipts. In addition, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of a Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be an investment in the underlying securities, except that ADRs may be deemed to be issued by a U.S. issuer.

DERIVATIVES

Derivatives are instruments that derive their value from other securities, baskets of securities, financial instruments or indices (for each derivative instrument, this is sometimes referred to as the "underlying"). One category of derivatives ("Derivative Instruments") are instruments such as futures contracts, options, forward contracts, and swaps. Derivative Instruments are used to establish market positions without transacting in the securities by which their value is measured. Derivative Instruments often are used to adjust the risk characteristics of a portfolio of securities investments. A second category of derivatives ("Derivative Securities") are securities that carry rights to other securities, such as, for example, a security convertible into some other security. The following are Derivative Instruments: financial futures, options (e.g., puts and calls) on financial futures, options on securities, and swap agreements. The following are Derivative Securities: convertible securities, certain mortgage-backed securities (e.g., CMOs), when-issued securities, floating and variable rate securities and "stripped" U.S. Treasury securities (e.g., STRIPs). See elsewhere in the "Description of Permitted Investments" for discussions of these various derivative securities.

Derivatives can be volatile instruments and involve certain risks that could negatively impact a Fund's return. These risks include the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of the individual underlying, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the underlying and the price; (3) there may not be a liquid secondary market for a Derivative; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in Derivatives.


EURODOLLAR OBLIGATIONS


Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Eurodollar obligations are subject to the same risks as domestic issues but Eurodollar obligations are also subject to certain risks arising because they are issued in a foreign country. One such risk is the possibility that a foreign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

FIXED INCOME SECURITIES

The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater price fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value. Duration is a measure of a security's expected price volatility or risk associated with changes in interest rates. Duration is not static, and responds inversely to changes in interest rates, so that duration shortens when rates rise and lengthens when rates fall. These changes may be magnified in a low yield environment. For example, a 30 year, 10% coupon non-callable bond has a 7.2 year duration in a 15% yield environment, a 9.9 year duration in a 10% yield environment, and a 14 year duration in a 5% yield environment. Effective duration is a measure of risk and sensitivity to interest rate changes of bonds with implied call options, such as callable or putable bonds and mortgage-backed securities. The calculation of the effective duration of a security takes into consideration the possibility of early redemption or extension of these options.

FLOATERS AND INVERSE FLOATERS

Floaters are fixed income securities with a rate of interest that varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain Floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain Floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under "Foreign Securities."

Inverse floating rate obligations ("Inverse Floaters") are fixed income securities that have coupon rates that vary inversely at a multiple of a designated floating rate, such as LIBOR (London Inter-Bank Offered Rate). Any rise in the reference rate of an Inverse Floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an Inverse Floater causes an increase in the coupon rate. Inverse Floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and Inverse Floater CMOs exhibit greater price volatility than the majority of other mortgage-related securities.

FOREIGN SECURITIES

Investing in Foreign Securities involves certain considerations which are not typically associated with investing in the equity securities or fixed income securities of U.S. issuers. Foreign issuers are not generally subject to accounting, auditing and financial reporting standards comparable to those in the United States. As a result, there may be less information available about foreign issuers than about domestic issuers. Securities of some foreign issuers are often less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. Foreign securities trading markets often offer less liquidity and greater price volatility than United States markets and at times reflect the consequences of government intervention. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political and social instability, or diplomatic developments which could affect U.S. investments in those countries. The costs of investing in foreign countries frequently is higher than the costs of investing in the United States. Although Sub-Advisers can be expected to seek favorable execution costs in portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.


The foregoing types of risk are often accentuated in "emerging" or less developed countries.

Investments in securities of foreign issuers generally are denominated in foreign currencies. Accordingly, the value of a Fund's assets, as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations. A Fund may incur costs in connection with conversions between various currencies. Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. The Funds may be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes.


The Investment Manager considers an issuer to be from a particular country if
(i) its principal securities trading market is in that country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in that country; or (iii) it is organized under the laws of, or has a principal office in that country. By applying these tests, it is possible that a particular issuer could be deemed to be from more than one country.


Foreign Currency Transactions: The U.S. dollar value of the assets of the Funds, to the extent they invest in securities denominated in foreign currencies, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. The Funds may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. The Funds also may manage their foreign currency transactions by entering into foreign currency forward contracts to purchase or sell foreign currencies or by using other instruments and techniques described under "Derivatives" above.

Under normal circumstances, consideration of the prospect for changes in the values of currency will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Investment Manager believes that it is important to have the flexibility to use such derivative products when Sub-Advisers determine that it is in the best interests of a Fund. It may not be practicable to hedge foreign currency risk in all markets, particularly emerging markets.

Foreign currency warrants: Foreign currency warrants entitle the holder to receive from the issuer an amount of cash (generally, for warrants issued in the U.S., in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may tend to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or the Euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.

Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case where the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Foreign currency warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.

Principal exchange rate linked securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some foreign currency risk).

Brady Bonds: Brady Bonds are fixed income securities that are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the U.S. Secretary of the Treasury. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. The Funds will invest in Brady Bonds only if they are consistent with the Fund's quality specifications. However, Brady Bonds should be viewed as speculative in light of the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds.

Investment Funds or Intermediaries: Some emerging market countries have laws and regulations that currently preclude direct investment or make it undesirable to invest directly in the securities of their companies. However, indirect investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging market countries through Investment Funds or other intermediary companies that have been specifically authorized. The Funds may invest in these Investment Funds subject to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"), as applicable, and other applicable laws. An investment in an intermediary is not an investment in the securities held by the intermediary and is subject to the risks of the business of the intermediary.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures Contracts provide for the future sale or purchase by a party of a specified amount of a specific underlying at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use Futures Contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. If a Fund does use Futures Contracts, it will seek to minimize the risk that it will be unable to close out a futures contract by only entering into Futures Contracts which are traded on recognized futures exchanges.

No price is paid upon entering into Futures Contracts. Instead, a Fund is required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a Futures Contract.

A Fund may enter into Futures Contracts and options on Futures Contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide" hedging purposes or risk management, the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the Fund's net assets. The Fund may buy and sell Futures Contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

HIGH YIELD SECURITIES


High Yield Securities are generally considered to include fixed income securities rated below the four highest rating categories at the time of purchase (e.g., Ba through C by Moody's or BB through D by S&P) and unrated securities considered by the Investment Manager or a Sub-Adviser to be of equivalent quality. High Yield Securities are not investment grade.

While High Yield Securities generally offer higher yields, they carry a higher degree of credit risk and are considered speculative by the major credit rating agencies. High Yield Securities are often issued by smaller, less credit worthy issuers, or by highly leveraged (indebted) issuers that are generally less able than more established or less leveraged issuers to make scheduled payments of interest and principal. In comparison to Investment Grade Securities, the price movement of these securities is influenced less by changes in interest rates and more by the financial and business position of the issuer. The values of High Yield Securities are more volatile and may react with greater sensitivity to market changes.


ILLIQUID SECURITIES

Illiquid Securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on its Fund's books. Illiquid Securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and Repurchase Agreements with maturities over seven days in length. Each Fund will limit its investments in illiquid securities to 15% of its net assets.

INVESTMENT COMPANY SECURITIES

Investment Company Securities are securities of other open-end or closed-end investment companies. The 1940 Act, generally prohibits an investment company from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Fund's total assets in any one investment company and no more than 10% in any combination of investment companies. A Fund may invest in Investment Company Securities of investment companies managed by the Investment Manager or its affiliates to the extent permitted under the 1940 Act or as otherwise authorized by the Securities and Exchange Commission ("SEC"). To the extent a Fund invests a portion of its assets in Investment Company Securities, those assets will be subject to the risks of the purchased investment company's portfolio securities.

The Fund also will bear its proportionate share of the expenses of the purchased investment company in addition to its own expenses.

INVESTMENT GRADE SECURITIES

Investment Grade Securities are fixed income securities rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by Standard & Poor's Ratings Group ("S&P") or Fitch, Inc. ("Fitch"), or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's")) or determined to be of equivalent quality by the Sub-Advisers. Securities rated BBB or Baa represent the lowest of four levels of Investment Grade Securities and are regarded as borderline between sound obligations and those in which the speculative element begins to predominate. Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular Fixed Income Security. Moreover, market risk also will affect the prices of even the highest rated fixed income securities so that their prices may rise or fall even if the issuer's capacity to repay its obligations remains unchanged.

LIMITED PARTNERSHIPS

A Limited Partnership interest entitles a Fund to participate in the investment return of the partnership's assets as defined by the agreement among the partners. As a limited partner, a Fund generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner's liability generally is limited to the amount of its commitment to the partnership.

LOAN PARTICIPATION AND ASSIGNMENTS

Loan Participations are interests in loans or other direct debt instruments ("Loans") relating to amounts owed by a corporate, governmental or other borrower to another party. Loans may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services (trade claims or other receivables), or to other parties ("Lenders") and may be fixed rate or floating rate. Loans also may be arranged through private negotiations between an issuer of sovereign debt obligations and Lenders.

A Fund's investments in Loans are expected in most instances to be in the form of a participation in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of a Participation, a Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of an insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation. Even under such a structure, in the event of a Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation may be impaired. A Fund will acquire Participations only if the Lender interpositioned between a Fund and the borrower is determined by the Sub-Advisers to be creditworthy.

When a Fund purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, it is likely that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund's ability to dispose of particular Assignments or Participations when necessary to meet a Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a Fund to assign a value to these securities for purposes of valuing a Fund's securities and calculating its net asset value.

Loan Participations and Assignments involve a risk of loss in case of default or insolvency of the borrower. In addition, they may offer less legal protection to a Fund in the event of fraud or misrepresentation and may involve a risk of insolvency of the Lender. Certain Loan Participations and Assignments may also include standby financing commitments that obligate the investing Fund to supply additional cash to the borrower on demand. Participations involving emerging market country issuers may relate to Loans as to which there has been or currently exists an event of default or other failure to make payment when due, and may represent amounts owed to Lenders that are themselves subject to political and economic risks, including the risk of currency devaluation, expropriation, or failure. Such Loan Participations and Assignments present additional risk of default or loss.

MONEY MARKET INSTRUMENTS

Money Market Instruments are high quality short-term fixed income securities. Money Market Instruments may include obligations of governments, government agencies, banks, corporations and special purpose entities and Repurchase Agreements relating to these obligations. Certain Money Market Instruments may be denominated in a foreign currency.

MORTGAGE-RELATED SECURITIES

A Mortgage-Related Security is an interest in a pool of mortgage loans. Most Mortgage-Related Securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by borrowers.

Agency-Mortgage-Related Securities: The dominant issuers or guarantors of Mortgage-Related Securities today are the Government National Mortgage Association ("GNMA"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA creates pass-through securities from pools of U.S. government guaranteed or insured (such as by the Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings associations. Fannie Mae and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings associations, savings banks, commercial banks, credit unions and mortgage bankers.

Fannie Mae Securities: Fannie Mae is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. Fannie Mae uses its funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each Fannie Mae pass-through security represents a proportionate interest in one or more pools of loans, including conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. Government agency). The pools consist of one or more of the following types of loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable rate mortgage loans;
(5) other adjustable rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

Federal Home Loan Mortgage Corporation Securities: The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

The mortgage loans underlying FHLMC securities typically consist of fixed-rate or adjustable rate mortgage loans with original terms to maturity of between 10 to 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must be whole loans, participation interests in whole loans and undivided interests in whole loans or participation in another FHLMC security.

Government National Mortgage Association Securities: GNMA is a wholly-owned corporate instrumentality of the U.S. Government within the Department of Housing and Urban Development. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. Fannie Mae guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal, of its pass-through securities. Fannie Mae and FHLMC securities are not backed by the full faith and credit of the United States; however, they are generally considered to present minimal credit risks. The yields provided by these mortgage-related securities historically have exceeded the yields on other types of U.S. government securities with comparable maturities in large measure due to the risks associated with prepayment.

Adjustable rate mortgage securities ("ARMs") are a form of pass-through security representing interests in pools of mortgage loans, the interest rates of which are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. The adjustment feature of ARMs tends to make their values less sensitive to interest rate changes. As the interest rates on the mortgages underlying ARMs are reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates. Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMs allow the Funds to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Funds may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, the coupon rates may readjust downward, resulting in lower yields to the Funds. Further, because of this feature, the values of ARMs are unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments.

Collateralized mortgage obligations ("CMOs") are Mortgage-Related Securities that separate the cash flows of mortgage pools into different components called classes or "tranches." Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates. The principal of, and interest on, the collateral pool may be allocated among the several classes of a CMO in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.

The Fund considers GNMA-, Fannie Mae-, and FHLMC-issued pass-through certificates, CMOs, and other mortgage-related securities to be U.S. Government securities for purposes of each Fund's investment policies.

Non-Agency Mortgage-Related Securities: Mortgage-Related Securities offered by private issuers include pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs which are collateralized by mortgage-related securities issued by GNMA, Fannie Mae, FHLMC or by pools of conventional mortgages. The Funds limit their investments in non-agency mortgage-related securities to "mortgage related securities" within the meaning of the Secondary Mortgage Market Enhancement Act of 1984, as amended.

The Funds may invest in, among other things, "parallel pay" CMOs, Planned Amortization Class CMOs ("PAC Bonds") and REMICs. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986 (the "Code") and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICS, which are known as "regular" interests, or "residual" interests. The Funds will not invest in residual REMICs. Guaranteed REMIC pass-through certificates (REMIC Certificates) issued by Fannie Mae, FHLMC or GNMA represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. GNMA REMIC certificates are supported by the full faith and credit of the U.S. Treasury.

Parallel pay CMOs, as well as REMICs, are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which like the other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.

Mortgage-related securities created by non-agency issuers generally offer a higher rate of interest (and greater credit and interest rate risk) than U.S. Government and U.S. Government Mortgage-Related Securities because they offer no direct or indirect government guarantees of payments. However, many issuers or servicers of mortgage-related securities guarantee, or provide insurance for, timely payment of interest and principal on such securities.

Additional Risk Factors: Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life. Like fixed income securities in general, mortgage-related securities will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancing of home mortgages, with the result that the average life of mortgage-related securities held by a Fund may be lengthened. As average life extends, price volatility generally increases. For that reason, extension of average life causes the market price of the mortgage-related securities to decrease further when interest rates rise than if the average lives were fixed. Conversely, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk. Prepayments in mortgages tend to increase, average life tends to decline and increases in value are correspondingly moderated.

MUNICIPALS


Municipal securities ("Municipals") are debt obligations issued by local, state and regional governments that provide interest income that is exempt from Federal income taxes and in certain instances, from state and local taxes. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those securities with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income taxes. Industrial development bonds are issued by or on behalf of public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewer works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer. Because interest on Municipals is exempt from Federal income tax, interest payments are lower than those otherwise paid. Tax exempt investors receive the lower interest rate, but do not receive the corresponding income tax benefit.


OPTIONS


Options give the holder of the option the right to buy or sell an underlying at an agreed price, while obligating the writer of the option to buy or sell at the agreed price if exercised by the buyer. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." The writer of an option may close out an option position that it has written, by entering into a "closing transaction," which is simply the purchase of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the writer is unable to effect a closing transaction, it will be obligated to honor the option until the option expires or it delivers the underlying upon exercise. When a Fund writes an option, it will "cover" its obligation by holding the underlying (in the case of a call option) or segregating or earmarking cash (in the case of a put option) needed to satisfy its obligation until it enters into a closing transaction, the option expires, or the Fund delivers the underlying security upon exercise by the option holder.

A Fund may purchase put and call options to protect against declines in the market values of the securities in its portfolio, or in anticipation of movements in the market values of securities subject to the option. When a Fund purchases put and call options it pays a premium. If price movements in the underlying securities are such that exercise of the option would not be profitable, the Fund's loss will equal the amount of the premium. In the case of a put option, where a Fund already holds the underlying security, the loss of the premium may be offset by an increase in the value of the security. In the case of a call option, where a Fund acquires the underlying security in a separate transaction, the loss of the premium may be offset by a decrease in the cost of acquisition of the security.

A Fund may write covered call and put options as a means of increasing the yield on its portfolio. When a Fund writes an option, if the underlying securities do not increase or decrease to a price that would make the exercise of the option by the option holder profitable, the holder generally will allow the option to expire without being exercised. In such a situation, the Fund will have realized as profit the premium received for writing the option. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price. This price generally will be lower than the price the Fund could have received if it sold the underlying at the market price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities from the option holder at the strike price. This price generally will be higher than the price the Fund would have paid if it bought the underlying at the market price.

The Funds may purchase and write options on an exchange or over the counter. Over the counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the counterparty. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing normally is determined by reference to information provided by a market maker. OTC options generally are considered to be illiquid.

Risk Factors: Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options.

PREFERRED STOCKS

Preferred Stocks are securities that evidence ownership in a corporation and pay a fixed or variable stream of dividends. Preferred Stocks have a preference over Common Stocks in the event of the liquidation of an issuer and usually do not carry voting rights. Because Preferred Stocks pay a fixed or variable stream of dividends, they have many of the characteristics of a Fixed Income Security and are, therefore, included in both the definition of Equity Security and Fixed Income Security.

PORTFOLIO TURNOVER


The Investment Manager uses a multimanager approach for each Fund. As a result, one manager may purchase certain securities at the same time another manager sells these securities resulting in duplicative transaction costs. The annual portfolio turnover rate may be in excess of 100%. Higher portfolio turnover may result in higher transaction costs, including brokerage costs and taxable gains being passed through to all shareholders. Distributions of taxable gains generally will affect only taxable shareholders.


REPURCHASE AGREEMENTS

Repurchase Agreements are agreements by which a Fund obtains a security in exchange for cash and simultaneously commits to return the security to the seller (typically, a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the underlying security. A Repurchase Agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase Agreements are considered to be loans by a Fund for purposes of its investment limitations. The Repurchase Agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to the resale price stated in the agreement. Under all Repurchase Agreements entered into by a Fund, the Company's Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the investing Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most Repurchase Agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may experience delays and incur costs in selling the underlying security, or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.


RESTRICTED SECURITIES

Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper.

Rule 144A securities are securities exempt from registration on resale pursuant to Rule 144A under the 1933 Act. Rule 144A securities are traded in the institutional market pursuant to this registration exemption, and, as a result, may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional investors. Due to the relatively limited size of this institutional market, these securities may affect a Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Nevertheless, Section 4(2) commercial paper and Rule 144A securities may be treated as liquid securities pursuant to guidelines adopted by the Company's Board of Directors.


RIGHTS

Rights represent the right, but not the obligation, for a fixed period of time to purchase additional shares of an issuer's Common Stock at the time of a new issuance, usually at a price below the initial offering price of the Common Stock and before the Common Stock is offered to the general public. Rights are usually freely transferable. The risk of investing in a Right is that the Right may expire prior to the market value of the Common Stock exceeding the price fixed by the Right.

TEMPORARY INVESTMENTS

When the Sub-Advisers believe that changes in economic, financial or political conditions make it advisable, each Fund may invest up to 100% of its assets in cash and certain short- and medium-term fixed income securities for temporary defensive purposes. These Temporary Investments may consist of obligations of the U.S. or foreign governments, their agencies or instrumentalities; Money Market Instruments; and instruments issued by international development agencies.

U.S. GOVERNMENT SECURITIES

U.S. Government Securities include obligations that are issued by the U.S. Treasury, and obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Repayment of principal and interest of U.S. Treasury securities is guaranteed by the full faith and credit of the U.S. Government. Repayment of principal and interest on certain obligations of U.S. Government agencies or instrumentalities is guaranteed by the U.S. Government (e.g., GNMA securities). Repayment of principal and interest for others are supported by the right of the issuer to borrow from the U.S. Treasury (e.g., Federal Farm Credit Bank securities), while certain other obligations are supported only by the creditworthiness of the issuer (e.g., Fannie Mae securities). Prices of a Fund's investments in U.S. Government Securities will still go up and down in response to changes in interest rates and other market forces.

VARIABLE AND FLOATING RATE INSTRUMENTS

Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may vary continuously, or may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

WARRANTS

Warrants give holders the right, but not the obligation, to buy common stock of an issuer at a given price, usually higher than the market price at the time of issuance, during a specific period. Warrants are usually freely transferable. The risk of investing in a Warrant is that the Warrant may expire prior to the market value of the common stock exceeding the price fixed by the Warrant.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

When-Issued Securities and Delayed Delivery Securities are securities purchased with payment and delivery taking place in the future at a price that is determined at the time the arrangement is entered into.


When-Issued or Delayed Delivery Securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. When a Fund agrees to purchase When-Issued or Delayed Delivery Securities, it will earmark or segregate cash or liquid securities in an amount equal to the Funds' commitment to purchase these securities. Although the Funds may purchase securities on a when-issued (or forward commitment) basis with the intention of actually acquiring securities for its investment portfolio, it may dispose of a When-Issued Security or forward commitment prior to settlement if it deems appropriate.

YANKEE DOLLARS

The Funds may invest in certain fixed income securities known as Yankee dollars, which are dollar-denominated obligations issued by foreign banks in the U.S. markets.

ZERO COUPONS, PAY-IN-KIND SECURITIES OR DEFERRED PAYMENT SECURITIES

Zero Coupon, Pay-In-Kind and Deferred Payment Securities are all types of fixed income securities on which the holder does not receive periodic cash payments of interest or principal. Generally, these securities are subject to greater price volatility and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular intervals. Although a Fund will not receive cash periodic coupon payments on these securities, the Fund may be deemed to have received interest income, or "phantom income" during the life of the obligation. The Fund may have to pay taxes on or distribute this phantom income to shareholders, although it has not received any cash payment.

Zero Coupons: Zero Coupons are fixed income securities that do not make regular interest payments. Instead, Zero Coupons are sold at a discount from their face value. The difference between a Zero Coupon's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero Coupons may offer investors the opportunity to earn a higher yield than that available on ordinary interest-paying obligations of similar credit quality and maturity.

Pay-In-Kind Securities: Pay-In-Kind Securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities.

Deferred Payment Securities: Deferred Payment Securities are securities that remain Zero Coupons until a predetermined date, at which time the stated coupon rate becomes effective and cash interest becomes payable at regular intervals.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds which cannot be changed with respect to the Funds without the consent of the holders of a majority of the Funds' outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Funds' shares present at a meeting, if more than 50% of the outstanding shares of the Funds are present or represented by proxy, or (ii) more than 50% of the Funds' outstanding shares, whichever is less.

The Funds may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, (i) more than 5% of the total assets of a Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of a Fund's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that a Fund may, without regard to this limitation (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that a Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Issue senior securities (as defined in 1940 Act) except as permitted by rule, regulation or order of the SEC.

7. Act as an underwriter of securities of other issuers, except as it may be deemed an underwriter in selling a portfolio security.

8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. For the purposes of fundamental restriction number 2, finance companies are not considered a single industry, but are grouped instead according to their services.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to the Funds by the Board of Directors.

The Funds may not:

1. Pledge, mortgage or hypothecate assets, except to secure borrowings permitted by the Fund's fundamental limitation on borrowing. A transfer of assets under a repurchase agreement is not considered a pledge or hypothecation subject to this restriction.

2.   Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company except as permitted by the 1940 Act, except, as a non-fundamental policy, the CIF Short Duration Fund may not invest its assets in any investment companies.

5. Purchase or hold illiquid securities (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities. Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Directors.

6. Borrow money, except for temporary or emergency circumstances in amounts not to exceed 5% of a Fund's net assets. For example, a Fund may borrow for temporary defensive purposes or to meet shareholder redemptions when it would not be in the best interests of the Fund to liquidate portfolio holdings. The Fund will not make additional purchases of securities when the Fund's borrowings exceed 5% of total assets.

THE INVESTMENT MANAGER

Commonfund Asset Management Company, Inc. (the "Investment Manager") is an indirect, wholly owned subsidiary of The Common Fund for Nonprofit Organizations ("Commonfund"). Employees of the Investment Manager are responsible for Commonfund's investment programs. For its investment advisory services, the Company will pay the Investment Manager an annual fee as a percentage of average net assets of each Fund


The following table shows, for each Fund, (i) the contractual investment advisory fee as a percentage of daily net assets, (ii) the dollar amount of advisory fees paid by the Company to the Investment Manager during the fiscal year or period ended April 30, 2001 and (iii) the dollar amount of the Investment Manager's voluntary fee waiver:

                                                    Advisory Fee
                                    Contractual     Paid (after fee    Fee
Fund                                Advisory Fee    waivers)           Waiver
----                                ------------    --------           ------
CIF Inflation-Indexed Bond Fund+    0.15-0.35%*     $0                 $131,882
CIF Short Duration Fund+                 0.19%      $0                 $99,455
CIF Low Duration Bond Fund+              0.30%      $15,748            $83,171
CIF Core Plus Bond Fund+                 0.35%      $43,014            $91,930
CIF Core Equity Fund+                    0.45%      $64,578            $78,993
CIF Small Cap Growth Fund+               0.90%      $104,379           $65,854
CIF Small Cap Value Fund+                0.90%      $119,866           $65,207
CIF International Equity Fund+           0.70%      $133,484           $91,406


* The Investment Advisory Fees vary with Fund performance. The total advisory fee payable by the Fund will be 0.25% (25 basis points) per annum of assets under management if the return on the Fund is 50 basis points above the Lehman Brothers U.S. TIPS Index for the prior twelve months ("fulcrum point"), and will vary upwards or downwards by an amount equal to 20% of any performance above or below the fulcrum point. In no event will the fee exceed 35 basis points or decline below 15 basis points.

+ The Investment Manager has contractually agreed to waive its Advisory fees and to the extent necessary reimburse expenses, so long as it serves as Investment Manager to the Funds, in order to keep total operating expenses from exceeding:
0.25% of the average daily net assets of the CIF Short Duration Fund; 0.40% of the CIF Low Duration Bond Fund; 0.45% of the average daily net assets of the CIF Core Plus Bond Fund; 0.55% of the average daily net assets of the CIF Core Equity Fund; 1.00% of the average daily net assets of the CIF Small Cap Growth and CIF Small Cap Value Funds; 0.80% of the average daily net assets of the CIF International Equity Fund; and to keep other expenses of the CIF Inflation Indexed Bond Fund from exceeding 0.10%. This fee waiver and expense reimbursement agreement may be amended or terminated only with the consent of the Board of Directors of the Company.

The Investment Manager serves as the investment adviser for the Funds under an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of, and policies established by, the Company's Board of Directors, the Investment Manager determines the investment structure and strategy of each Fund, selects Sub-Advisers to implement those strategies, and supervises adherence by the Sub-Advisers to the Funds' investment policies and guidelines. The Investment Manager also recommends the appointment of additional or replacement Sub-Advisers to the Company's Board of Directors. The Investment Manager makes recommendations to the Board of Directors with respect to the appropriate allocation of assets to each of the Sub-Advisers. The Funds and the Investment Manager have applied for exemptive relief from the SEC necessary to permit the Investment Manager to add or terminate Sub-Advisers without shareholder approval. There is no assurance that the SEC will grant such relief. The Advisory Agreement provides that the Investment Manager shall not be protected against any liability to the Company or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.



The continuance of the Advisory Agreement after the first two years must be specifically approved at least annually (i) by the vote of the Board of Directors or by a vote of the shareholders of the Funds, and (ii) by the vote of a majority of the Directors who are not parties to the Advisory Agreement or "interested persons" of any party thereto (the "Independent Directors"), cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board of Directors of the Company or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Investment Manager, or by the Investment Manager on 90 days' written notice to the Company.


THE SUB-ADVISERS

The Funds currently have twenty-four sub-advisers (each a "Sub-Adviser and, collectively, the "Sub-Advisers"), which are listed below. Each Sub-Adviser will manage the portion of the Funds' assets allocated to it, which allocation is determined by the Investment Manager. Each Sub-Adviser makes the investment decisions for its portion of the allocated assets of its Fund subject to the supervision of, and in accordance with policies established by, the Board of Directors. The percentage of assets of each Fund allocated to each Sub-Adviser is described in more detail below.


ADVANCED INVESTMENT TECHNOLOGY, INC. ("AIT"), one of the State Street Global Advisors Companies, comprised of all of the advisory affiliates of State Street Corporation, acts as Sub-Adviser to the CIF Core Equity Fund. As of June 30, 2001, AIT had approximately $762 million in assets under management. For its services, AIT is entitled to receive a fee from the CIF Core Equity Fund, which is calculated daily and paid quarterly, equal to the following percentage of the average daily net assets of the Fund allocated to it: 0.28% for the first $250 million, 0.24% for the next $250 million and 0.22% thereafter. For the fiscal period of January 2, 2001 (commencement of operations) through April 30, 2001, AIT has yet to receive payment from the Investment Manager.


ARTISAN PARTNERS LIMITED PARTNERSHIP ("Artisan") acts as Sub-Adviser to the CIF Small Cap Growth Fund. As of June 30, 2001, Artisan had approximately $13.5 billion in assets under management. For its services, Artisan is entitled to receive a fee from the CIF Small Cap Growth Fund, which is calculated daily and paid quarterly, at an annual rate of 0.75% of the average daily net assets of the Fund allocated to it. For the fiscal period of January 2, 2001 (commencement of operations) through April 30, 2001, Artisan has yet to receive payment from the Investment Manager.

BLACKROCK ADVISORS, INC. ("BlackRock") acts as Sub-Adviser to the CIF Core Plus Bond Fund. As of June 30, 2001, BlackRock had approximately $213.0 billion in assets under management. For its services, BlackRock is entitled to receive a fee from CIF Core Plus Bond Fund, which is calculated daily and paid quarterly, equal to the following percentage of the average daily net assets of the Fund allocated to it: 0.172% for the first $300 million, 0.15% for next $200 million, 0.10% for next $500 million and 0.08% thereafter.

CAPITAL GUARDIAN TRUST COMPANY ("Capital Guardian") acts as Sub-Adviser to the CIF International Equity Fund. As of June 30, 2001, Capital Guardian had approximately $119.7 billion in assets under management. As of July 2, 2001, for its services, Capital Guardian is entitled to receive a fee from the CIF International Equity Fund, which is calculated daily and paid quarterly, equal to the following percentage of the average daily net assets of the CIF International Equity Fund allocated it: 0.75% for the first $25 million, 0.60% for the next $25 million, 0.425% for the next $200 million and 0.375% thereafter. Additionally, the following fee discount will apply upon the total aggregated fees: 5% discount for clients between $1.25 million and $4 million, 7.5% discount for clients between $4 million and $8 million, 10% discount for clients between $8 million and $12 million and 12.5% discount for clients over $12 million. Presently and based on total aggregated fees, the CIF International Equity Fund qualifies for a 7.5% fee discount. For the fiscal period of January 2, 2001 (commencement of operations) through April 30, 2001, Capital Guardian has yet to receive payment from the Investment Manager.

CAPITALWORKS INVESTMENT PARTNERS ("CapitalWorks") acts as Sub-Adviser to the CIF Small Cap Growth Fund. As of June 30, 2001, CapitalWorks had approximately $1.1 billion in assets under management. For its services, CapitalWorks is entitled to receive a fee from the CIF Small Cap Growth Fund, which is calculated daily and paid quarterly, equal to the following percentage of the average daily net assets of the Fund allocated to it: 0.75% for the first $50 million and 0.65% thereafter. For the fiscal period of January 2, 2001 (commencement of operations) through April 30, 2001, CapitalWorks received fees from the Investment Manager of $25,083.67.

CONSTITUTION RESEARCH & MANAGEMENT, INC. ("Constitution Research") acts as Sub-Adviser to the CIF Small Cap Growth Fund. As of June 30, 2001, Constitution Research had approximately $605 million in assets under management. For its services, Constitution Research is entitled to receive a fee from the CIF Small Cap Growth Fund, which is calculated daily and paid quarterly, equal to the following percentage of the average daily net assets of the Fund allocated to it: 0.75% for the first $50 million and 0.60% thereafter. For the fiscal period of January 2, 2001 (commencement of operations) through April 30, 2001, Constitution Research has yet to receive payment from the Investment Manager.

GLOBEFLEX CAPITAL, L.P. ("GlobeFlex Capital") acts as Sub-Adviser to the CIF Small Cap Growth Fund. As of June 30, 2001, GlobeFlex Capital had approximately $727 million in assets under management. For its services, GlobeFlex Capital is entitled to receive a fee from the CIF Small Cap Growth Fund, which is calculated daily and paid quarterly, equal to the following percentage of the average daily net assets of the Fund allocated to it: 0.75% for the first $25 million and 0.70% thereafter. For the fiscal period of January 2, 2001 (commencement of operations) through April 30, 2001, GlobeFlex Capital has yet to receive payment from the Investment Manager.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC ("GMO") acts as Sub-Adviser to the CIF International Equity Fund. As of June 30, 2001, GMO had approximately $22.2 billion in assets under management. For its services, GMO is entitled to receive a fee from the CIF International Equity Fund, which is calculated daily and paid quarterly, at an annual rate of 0.69% of the average daily net assets of the Fund allocated to it. For the fiscal period of January 2, 2001 (commencement of operations) through April 30, 2001, GMO has yet to receive payment from the Investment Manager.

HIGH ROCK CAPITAL LLC ("High Rock Capital") acts as Sub-Adviser to the CIF Small Cap Value Fund. As of June 30, 2001, High Rock Capital had approximately $2.4 billion in assets under management. For its services, High Rock Capital is entitled to receive a fee from the CIF Small Cap Value Fund, which is calculated daily and paid quarterly, equal to the following percentage of the average daily net assets of the Fund allocated to it: 1.00% for the first $50 million and 0.95% thereafter. For the fiscal period of January 2, 2001 (commencement of operations) through April 30, 2001, High Rock Capital has yet to receive payment from the Investment Manager.

IRIDIAN ASSET MANAGEMENT LLC ("Iridian") acts as Sub-Adviser to the CIF Core Equity Fund. As of June 30, 2001, Iridian had approximately $11.7 billion in assets under management. For its services, Iridian is entitled to receive a fee from the CIF Core Equity Fund, which is calculated daily and paid quarterly, equal to the following percentage of the average daily net assets of the Fund allocated to it: 0.85% for the first $20 million and 0.50% thereafter. For the fiscal period of January 2, 2001 (commencement of operations) through April 30, 2001, Iridian has yet to receive payment from the Investment Manager.

JOHN A. LEVIN & CO., INC. ("John A. Levin") acts as Sub-Adviser to the CIF Core Equity Fund. As of June 30, 2001, John A. Levin had approximately $13.2 billion in assets under management. For its services, John A. Levin is entitled to receive a fee from the CIF Core Equity Fund, which is calculated daily and paid quarterly, at an annual rate of 0.375% of the average daily net assets of the Fund allocated to it. For the fiscal period of January 2, 2001 (commencement of operations) through April 30, 2001, John A. Levin has yet to receive payment from the Investment Manager.

MARSICO CAPITAL MANAGEMENT LLC ("Marsico Capital") acts as Sub-Adviser to the CIF Core Equity Fund. As of June 30, 2001, Marsico Capital had approximately $13.3 billion in assets under management. For its services, Marsico Capital is entitled to receive a fee from the CIF Core Equity Fund, which is calculated daily and paid quarterly, equal to the following percentage of the average daily net assets of the Fund allocated to it: 0.50% for the first $300 million, 0.45% for the next $100 million and 0.40% thereafter. For the fiscal period of January 2, 2001 (commencement of operations) through April 30, 2001, Marsico Capital has yet to receive payment from the Investment Manager.

MARTINGALE ASSET MANAGEMENT, L.P. ("Martingale") acts as Sub-Adviser to the CIF Small Cap Value Fund. As of June 30, 2001, Martingale had approximately $1.0 billion in assets under management. For its services, Martingale is entitled to receive a fee from the CIF Small Cap Value Fund, which is calculated daily and paid quarterly, at an annual rate of 0.30% of the average daily net assets of the Fund allocated to it. For the fiscal period of January 2, 2001 (commencement of operations) through April 30, 2001, Martingale has yet to receive payment from the Investment Manager.

METROPOLITAN WEST ASSET MANAGEMENT ("MetWest") serves as Sub-Adviser to the CIF Low Duration Bond Fund. As of June 30, 2001, MetWest had approximately $13.0 billion in assets under management. For its services, MetWest is entitled to receive a fee from the CIF Low Duration Bond Fund, which is calculated daily and paid quarterly, equal to the following percentage of the average daily net assets of the Fund allocated to it: 0.188% for the first $100 million and 0.15% thereafter. For the fiscal period of January 2, 2001 (commencement of operations) through April 30, 2001, MetWest has yet to receive payment from the Investment Manager.

NORTHPOINTE CAPITAL LLC ("NorthPointe") serves as Sub-Adviser to the CIF Small Cap Value Fund. As of June 30, 2001, NorthPointe had approximately $948 million in assets under management. For its services, NorthPointe is entitled to receive a fee from the CIF Small Cap Value Fund, which is calculated daily and paid quarterly, equal to the following percentage of the average daily net assets of the Fund allocated to it: 0.75% for the first $30 million and 0.60% thereafter. For the fiscal period of January 2, 2001 (commencement of operations) through April 30, 2001, NorthPointe has yet to receive payment from the Investment Manager.

SEIX INVESTMENT ADVISORS ("SEIX") serves as a Sub-Adviser to the CIF Low Duration Bond Fund. As of June 30, 2001, SEIX had approximately $9.0 billion in assets under management. For its services, SEIX is entitled to receive a fee from the CIF Small Cap Value Fund, which is calculated daily and paid quarterly, equal to the following percentage of the average daily net assets of the Fund allocated to it: 0.218% for the first $150 million, 0.20% for the next $100 million, 0.15% for the next $100 million and 0.10% thereafter. For the fiscal period of January 2, 2001 (commencement of operations) through April 30, 2001, SEIX has yet to receive payment from the Investment Manager.

SHAPIRO CAPITAL MANAGEMENT COMPANY, INC. ("Shapiro Capital") acts as Sub-Adviser to the CIF Small Cap Value Fund. As of June 30, 2001, Shapiro Capital had approximately $1.1 billion in assets under management. For its services, Shapiro Capital is entitled to receive a fee from the CIF Small Cap Value Fund, which is calculated daily and paid quarterly, at an annual rate of 0.75% of the average daily net assets of the Fund allocated to it. For the fiscal period of January 2, 2001 (commencement of operations) through April 30, 2001, Shapiro Capital has yet to receive payment from the Investment Manager.

SKYLINE ASSET MANAGEMENT, L.P. ("Skyline") acts as Sub-Adviser to the CIF Small Cap Value Fund. As of June 30, 2001, Skyline had approximately $1.1 billion in assets under management. For its services, Skyline is entitled to receive a fee from the CIF Small Cap Value Fund, which is calculated daily and paid quarterly, at an annual rate of 1.00% of the average daily net assets of the Fund allocated to it. For the fiscal period of January 2, 2001 (commencement of operations) through April 30, 2001, Skyline has yet to receive payment from the Investment Manager.

SSGA FUNDS MANAGEMENT, INC ("SSgA"), one of the State Street Global Advisors Companies, comprised of all of the advisory affiliates of State Street Corporation, acts as Sub-Adviser to the CIF Core Equity Fund, As of June 30, 2001, SSgA had approximately $50.5 billion in assets under management. For its services, SSgA is entitled to receive a fee from the CIF Core Equity Fund, which is calculated daily and paid quarterly, at an annual rate of 0.15% of the average daily net assets of the Fund allocated to it. For the fiscal period of January 2, 2001 (commencement of operations) through April 30, 2001, SSgA has yet to receive payment from the Investment Manager.

TT INTERNATIONAL INVESTMENT MANAGEMENT ("TT International") acts as Sub-Adviser to the CIF International Equity Fund. As of June 30, 2001, TT International had approximately $7.9 billion in assets under management. For its services, TT International is entitled to receive a fee from the CIF International Equity Fund, which is calculated daily and paid quarterly, equal to the following percentage of the average daily net assets of the Fund allocated to it: 0.60% for the first $100 million, 0.40% for the next $200 million and 0.35% thereafter. For the fiscal period of January 2, 2001, (commencement of operations) through April 30, 2001 TT International has yet to receive payment from the Investment Manager.

VEREDUS ASSET MANAGEMENT, LLC ("Veredus") acts as Sub-Adviser to the CIF Small Cap Growth Fund. As of June 30, 2001, Veredus had approximately $906 million in assets under management. For its services, Veredus is entitled to receive a fee from the CIF Small Cap Growth Fund, which is calculated daily and paid quarterly, at an annual rate of 0.75% of the average daily net assets of the Fund allocated to it. For the fiscal period of January 2, 2001 (commencement of operations) through April 30, 2001, Veredus has yet to receive payment from the Investment Manager.

WELLINGTON MANAGEMENT COMPANY, LLP ("Wellington Management") acts as Sub-Adviser to the CIF Short Duration Fund. As of June 30, 2001, Wellington Management had approximately $294.8 billion in assets under management. For its services, Wellington Management is entitled to receive a fee from the CIF Short Duration Fund, which is calculated daily and paid quarterly, equal to the following percentage of the average daily net assets of the Fund allocated to it: 0.10% for the first $100 million, 0.075% for the next $100 million, and 0.055% thereafter. For the fiscal period of May 1, 2000 (commencement of operations) through April 30, 2001, Wellington Management received fees from the Investment Manager of $9,100.94.

WESTERN ASSET MANAGEMENT COMPANY ("WAMCO") acts as Sub-Adviser to the CIF Inflation-Indexed Bond Fund, CIF Short Duration Fund and CIF Core Plus Bond Fund. As of June 30, 2001, WAMCO had approximately $82.8 billion in assets under management. For its services to the CIF Inflation-Indexed Bond Fund, WAMCO is entitled to receive a base fee at an annual rate of 0.05% of the average daily net assets of the Fund, which is calculated daily and paid quarterly, and an incentive fee. The incentive fee is equal to 20% of any performance in excess of 50 basis points above the Lehman U.S. TIPS Index for the prior twelve months, but shall not cause the total fee payable to exceed 0.25% (25 bpts) annually. For its services, to the CIF Short Duration Fund and CIF Core Plus Bond Fund, WAMCO is entitled to receive a fee which is calculated daily and paid quarterly, at an annual rate of 0.055% and 0.135% of the average daily net assets of the Fund allocated to it, respectively. For the fiscal period of May 1, 2000 (commencement of operations) through April 30, 2001, WAMCO received fees from the Investment Manager for the CIF Short Duration Fund of $4,994.72. For the fiscal period of January 2, 2001(commencement of operations) through April 30, 2001, WAMCO has yet to receive payment from the Investment Manager.

WESTERN ASSET MANAGEMENT COMPANY LIMITED ("WAMCO Limited") acts as Sub-Adviser to the CIF Core Plus Bond Fund. As of June 30, 2001, WAMCO Limited had approximately $6.8 billion in assets under management. For its services to the CIF Core Plus Bond Fund, WAMCO Limited is paid by WAMCO pursuant to the fee sharing agreement between WAMCO and WAMCO Limited rather than paid directly by the Fund. For the fiscal period of January 2, 2001 (commencement of operations) through April 30, 2001, WAMCO Limited has yet to receive payment from the Investment Manager.

FUND ADMINISTRATION


The Company and Investors Bank & Trust Company ("IBT Co.") have entered into an administration agreement (the "Administration Agreement"), a custodian agreement and a transfer agency and service agreement, pursuant to which IBT Co. will provide general fund administration services to the Funds including, Fund Administration, Fund Accounting, Custody and Transfer Agent services. For the services rendered by IBT Co., the Company pays IBT Co. a graduated fee based on a percentage of the average daily net assets of the Funds. For the fiscal year ended April 30, 2001, IBT Co. was paid $186,894.


The Administration Agreement provides that IBT Co. shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

The Administration Agreement has an initial term of three years and is automatically renewed for an additional three year term unless terminated by either party on 90 days prior notice. Either party may terminate the Administration Agreement in the event of a material breach of the Administration Agreement that is not cured within 90 days of notice thereof, and the Company may terminate this Administrative Agreement in the event that IBT Co. fails to cure identified deficiencies within 30 days after a written notice thereof.

CUSTODIAN

IBT Co., 200 Clarendon Street, Boston, MA, 02116, acts as the Custodian of the Company. The Custodian holds cash, securities and other assets of the Company as required by the 1940 Act.

EXPERTS

The Independent Accountants for the Company are PricewaterhouseCoopers LLP located at 1177 Avenue of the Americas, New York, NY 10036.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Company.

DISTRIBUTION

Commonfund Securities, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of Commonfund, serves as the distributor of interests in the Company under a Distribution Agreement. The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually thereafter with the approval of a majority of the Board of Directors and a majority of the Independent Directors. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Directors who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Company upon not more than 60 days' written notice by either party or upon assignment by the Distributor. The Distributor receives no compensation from the Funds. The

Investment Manager pays the Distributor, from its own assets, an annual fee equal to the costs it incurs in distributing shares of the Funds, plus 5% of such costs.

DIRECTORS AND OFFICERS OF THE COMPANY


The management and affairs of the Company are supervised by the Directors under the laws of the State of Delaware. The Directors have approved contracts under which, as described above, certain companies provide essential management services to the Company. The Directors and executive officers of the Company and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Director and each Executive Officer is c/o Commonfund Institutional Funds, 15 Old Danbury Road, P.O. Box 812, Wilton, CT 06897-0812.

DIRECTORS

     Robert L. Bovinette* - age 61


Mr. Bovinette has served as President and Chief Executive Officer of Commonfund since January, 1996. Prior to that time, he served as President and Chief Executive Officer of Albuquerque Academy in Albuquerque, New Mexico, a private day school with a substantial endowment.


     John B. Carroll - age 65


Mr. Carroll was President of GTE (Verizon) Investment Management Corporation from 1984-1997, and Vice President of Investment Management for GTE (Verizon) Corporation from 1984 to 2000, at which time total asset responsibility was in excess of $80 billion.

Prior to 1984, Mr. Carroll was Executive Vice President and Director of Consulting for Evaluation Associates, Inc. (EAI), an investment consulting firm. Prior to EAI, Mr. Carroll was Vice President and Head of Pension Investment Consulting at Chemical Bank of New York (now The Chase Manhattan Bank).


Mr. Carroll is also a Director of iShares and the J.P. Morgan Private Equity Fund. He is a former member of the Institutional Investment Committee of the New York Stock Exchange, a past Vice Chairman of CIEBA and a past Chairman of the Noyes Foundation. He is also a former Trustee and Member of the Executive Committee of Commonfund. He resides in Ridgefield, CT and Kerry, Ireland.

     David M. Lascell, Esq.* - age 60


David M. Lascell has been a partner in the law firm of Harter, Secrest & Emery, LLP since June 2000. From August 1991 to May 2000, Mr. Lascell was an attorney at Hallenbeck, Lascell et. al. Mr. Lascell received his A.B. from Hamilton College, his Bachelor of Laws Degree from Cornell University Law School, and has been practicing law since 1966. He is a Fellow of the American College of Trial Lawyers, the American Law Institute and the Defense Research Institute.

Mr. Lascell has served on the Board of Trustees of Commonfund since 1990 and is currently the Chair. He is a Trustee of Grove City College in Pennsylvania and is its Treasurer. Mr. Lascell has been a Director of United Insurance Management Company since 1991. He also is a part owner, Director, Vice President and General Counsel of AWH Corporation, a privately held corporation that finishes the interiors of ships in major shipyards around the world, and manufactures interior fixtures for convenience stores and the petroleum industry in the United States.

Mr. Lascell served as Chairman of the Board of Trustees of Wells College from 1977 to 1989, and is now an Honorary Trustee of the College. From 1986 to 1988 he was a Director of the American Council on Education and served as a Trustee of Rochester Area Colleges from 1980 to 1981, a consortium of public and private colleges in upstate New York. From 1980 through 1991, he was a Director of the Association of Governing Boards of Universities and Colleges, serving two terms as its Chairperson, from 1986 to 1988. For eleven years beginning in 1988, Mr. Lascell was a Director of the National Center for Non-Profit Boards and was its first Chairman.

Mr. Lascell was a founding Director of SCUUL, Ltd in 1986, an offshore for-profit stock insurance company that acts as a reinsurer and also writes various liability coverages. From 1989 to 1993 he was also Chairman of the Board of United Educators Insurance Risk Retention Group, the leading provider of liability coverages for colleges, universities, and independent schools in the United States. He has published material dealing with trustees' fiduciary duties, legal guidelines for college and university administrators, and comparing nonprofit and business corporation boards of directors.


     Louis W. Moelchert - age 59


Mr. Moelchert is a registered investment adviser and has been President & Owner of Private Advisor, LLC since 1996. Since 1975 he has been employed by the University of Richmond, first as Vice President for Business and Finance from 1975 through 1997, and since 1997 as Vice President for Investments.

Mr. Moelchert served on the Investment Advisory Committee of the Virginia State Retirement System, first as Vice Chairman from 1996 through 1997, and as Chairman from 1998-2000. He serves on the investment advisory and/or valuation committees of approximately ten private capital investment funds, on the Boards of Directors of Venture Lending and Leasing II and the Mentor Family of Funds. He is President of the Endowment Fund of the River Road Baptist Church.


From 1986 to 1998, Mr. Moelchert was a member of the Board of Trustees of Commonfund, serving as Vice Chairman from 1991 through 1993 and as Chairman from 1994 through 1998. Mr. Moelchert resides in Richmond, Virginia.

     Jerald L. Stevens - age 60


Since 1985, Mr. Stevens has been a consultant in the areas of investment and financial management to a range of clients including American Express, Rockefeller & Company, James Wolfenson & Co., Indiana University and Xerox Financial Services where he served as Executive Vice President and Chief of Staff from 1988 through 1990. From 1983 through 1985 he was President and Chief Operating Officer of Vanguard Group, and from 1978 through 1983 he served as Vice President, Finance and Administration, and Treasurer of Yale University where he had overall responsibility for all investment activities where major initiatives were launched in real estate, venture capital, index investing and international markets.

Mr. Stevens was Secretary of Human Services and Commissioner of Public Welfare for the Commonwealth of Massachusetts from 1975 through 1978, Senior Vice President of the Boston Company, from 1973 through 1975, and Senior Vice President and Director of Wellington Management Company from 1967 through 1973.

Mr. Stevens has served as Trustee of Bryn Mawr College 1984-1994 and has been a Board Member of the Long Wharf Theatre 1991-1993, University City Science Center 1983-1988, Thomas Jefferson University 1983-1988 and Yale New Haven Hospital 1978-1983. He was a trustee of the Hospital Fund, Inc. from 1991 through 1999, serving as Chairman from 1995 through 1999. Mr. Stevens resides in Chester, VT.

     *Messrs. Bovinette and Lascell are "interested persons" within the meaning of the 1940 Act.

OFFICERS

     President - Robert L. Bovinette - see above.


     Secretary - John W. Auchincloss - age 43


Mr. Auchincloss is General Counsel and Secretary of Commonfund. He joined that organization as Assistant General Counsel in July 1996.


     Assistant Secretary - Susan C. Mosher - age 46


Ms. Mosher is a Senior Director of Mutual Fund Administration at IBT Co. She has been employed by the organization in such capacity since 1995.


     Assistant Secretary - Jill Grossberg - age 55


Ms. Grossberg is a Director and Counsel of Mutual Fund Administration at IBT Co. Prior to joining IBT Co., Ms. Grossberg served as Associate Counsel at Putnam Investments, Inc. from 1995 to 2000.


     Treasurer - Marita K. Wein - age 39


Ms. Wein is Senior Vice President and Treasurer of Commonfund. She has been employed by that organization for 14 years in the fund accounting area and, since her appointment to her present position in June 1997, she has been responsible for general investor accounting and reporting functions of the company.


     Assistant Treasurer - Timothy F. Osborne - age 34


Mr. Osborne serves as a Director of Mutual Fund Administration at IBT Co., a position he assumed in 1998. Mr. Osborne joined IBT Co. in 1995 as a Manager. Prior to that time, Mr. Osborne was an Account Supervisor at Chase Global Funds Services Company from 1992 to 1995.

     COMPENSATION OF DIRECTORS AND OFFICERS


The Officers of the Company serve without compensation as such. The following table shows the compensation paid by the Company to the non-interested Directors for the fiscal year ending April 30, 2001.

Compensation Table*

Director                   Aggregate            Pension or             Estimated Annual       Total Compensation
                           Compensation From    Retirement Benefits    Benefits Upon          From Funds and Fund
                           Funds                Accrued As Part of     Retirement             Complex Paid to
                                                Funds Expenses                                Directors
--------------------------------------------------------------------------------------------------------------------
Robert L.                  None                 None                   None                   None
Bovinette,
Director

John B. Carroll,           $4,000               None                   None                   $4,000
Director

David M. Lascell           None                 None                   None                   None
--------------------------------------------------------------------------------------------------------------------
Louis W.                   $4,000               None                   None                   $4,000
Moelchert,
Director
--------------------------------------------------------------------------------------------------------------------
Jerald L. Stevens,         $4,000               None                   None                   $4,000
Director


* Beginning May 1, 2001, the Company will pay Mr. Carroll, Mr. Lascell, Mr. Moelchert, and Mr. Stevens each an annual fee of $8,000, plus reasonable out-of-pocket expenses.


COMPUTATION OF YIELD AND TOTAL RETURN, PERFORMANCE COMPARISONS

From time to time the Company may advertise yield and total return of the Funds. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of the Funds refers to the annualized income generated by an investment in a Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd + 1)(6) - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of any reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The total return of a Fund is determined by finding the average annual compounded rates of return over one, five, and ten year periods (or over the life of the Fund) that would equate an initial hypothetical investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

The average annual compounded rates of return (unless otherwise noted) for the Funds for the one year, five year and ten year periods ended April 30, 2001 and for the period from inception through April 30, 2001, are as follows:



----------------------------------------------------------------------------------------------------------------------------
                    Fund                        Inception       One Year        Average      Average Annual      Since
                                                   Date                       Annual Five      Ten Years       Inception
                                                                                 Years
----------------------------------------------------------------------------------------------------------------------------
CIF Inflation-Indexed Bond Fund*                  January 2,       N/A             N/A            N/A             5.27%
                                                        2001
----------------------------------------------------------------------------------------------------------------------------
CIF Short Duration Fund                               May 1,       6.95%           N/A            N/A             6.95%
                                                        2000
----------------------------------------------------------------------------------------------------------------------------
CIF Low Duration Bond Fund*                       January 2,       N/A             N/A            N/A             2.93%
                                                        2001
----------------------------------------------------------------------------------------------------------------------------
CIF Core Plus Bond Fund*                          January 2,       N/A             N/A            N/A             1.33%
                                                        2001
----------------------------------------------------------------------------------------------------------------------------
CIF Core Equity Fund*                             January 2,       N/A             N/A            N/A            -4.09%
                                                        2001
----------------------------------------------------------------------------------------------------------------------------
CIF Small Cap Growth Fund*                        January 2,       N/A             N/A            N/A            -3.90%
                                                        2001
----------------------------------------------------------------------------------------------------------------------------
CIF Small Cap Value Fund*                         January 2,       N/A             N/A            N/A             7.51%
                                                        2001
----------------------------------------------------------------------------------------------------------------------------
CIF International Equity Fund*                    January 2,       N/A             N/A            N/A            -5.89%
                                                        2001
----------------------------------------------------------------------------------------------------------------------------

* For the period January 2, 2001 through April 30, 2001.

Had the Investment Manager not waived fees or reimbursed expenses, total returns would have been lower.


PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through IBT Co. (the "Transfer Agent") on days when the Federal Reserve System and the New York Stock Exchange ("NYSE") are both open for business. Currently, the weekdays on which the Funds are closed for business are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. Shares of the Fund are offered on a continuous basis.


It is currently the Company's policy to pay all redemptions in cash. The Company retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur transaction charges on the sale of any such securities so received in payment of redemptions. In addition, the securities will be subject to market risks until shareholders sell them.

The Company reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Company also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Investment Manager, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE


The securities of the Funds are valued by the IBT Co. (the "Custodian"), with assistance of the Sub-Advisers, under the general supervision of a Valuation Committee appointed by the Board of Directors. The Custodian may use independent pricing services to obtain valuations of securities. The pricing services rely primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. However, a pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing services and their valuations are reviewed by the officers of the Company under the general supervision of the Board of Directors. If there is no readily ascertainable market value for a security, the Valuation Committee may make a good faith determination as to the "fair value" of the security in accordance with procedures adopted by the Board of Directors.

Securities with remaining maturities of 60 days or less may be valued by the amortized cost method, unless it is determined not to represent fair value in accordance with procedures adopted by the Board of Directors. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter (unless amortized cost is determined in accordance with procedures approved by the Board of Directors not to represent fair value) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument.


TAXES

The following is only a summary of certain tax considerations generally affecting the Funds and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX

The following is only a summary of certain additional federal tax considerations generally affecting the Funds that are not discussed in the Funds' prospectuses. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Funds or their shareholders and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning.

The discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Funds intend to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Funds expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, the Funds must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Funds' gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or certain other income (including gains from options, futures or forward contracts); (ii) at the close of each quarter of the Funds' taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of that Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, or of two or more issuers which are engaged in the same, similar or related trades or business if that Fund owns at least 20% of the voting power of such issuer.

Notwithstanding the Distribution Requirement described above, which requires only that the Funds distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Funds will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short-and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

The Funds intend to make sufficient distributions to avoid liability for the federal excise tax. The Funds may in certain circumstances be required to liquidate their investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the Investment Manager or Sub-Adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Funds to satisfy the requirements for qualification as a RIC.

Any gain or loss recognized on a sale, exchange or redemption of shares of the Funds by a taxable shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months, and otherwise will be treated as short-term capital gain or loss. However, if shares on which a taxable shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution.

Generally, shareholders should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in October, November or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by the Fund in the year in which the dividends were declared.

In certain cases, a Fund will be required to withhold, and remit to the U.S. Treasury, up to 30.50% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to that Fund that such shareholder is not subject to backup withholding.

If a Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Funds' current and accumulated earnings and profits, and such distributions may generally be eligible for the corporate dividends-received deduction. The Board reserves the right to cause a Fund not to qualify for a RIC for a taxable year if it determines that it would be beneficial to the Fund's shareholders.

STATE TAXES

The Funds are not liable for any income or franchise tax in Delaware if they qualify as a RIC for federal income tax purposes. Distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes.

PORTFOLIO TRANSACTIONS


The Sub-Advisers are authorized to select brokers and dealers to effect securities transactions for their respective Funds. The Sub-Advisers will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of execution, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Sub-Advisers generally seek competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The Sub-Advisers seek to select brokers or dealers that offer a Fund the best price and execution and other services which are of benefit to the Fund.

The Sub-Advisers may, consistent with the interests of a Fund, consider research services that a broker or a dealer provides in selecting brokers and dealers for the Fund. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Sub-Advisers will be in addition to and not in lieu of the services required to be performed by them under their Sub-Advisory Agreements. If, in the judgment of a Sub-Adviser, Fund or other accounts managed by the Sub-Adviser will be benefited by supplemental research services, the Sub-Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively with respect to the Fund or account generating the brokerage, and there can be no guarantee that the Sub-Adviser will find all of such services of value in advising the Fund.


For the fiscal year ended April 30, 2001, the aggregate amount of brokerage commissions paid by the Funds were as follows:


----------------------------------------------------------------------
                    Fund                            Commissions
----------------------------------------------------------------------

CIF Inflation-Indexed Bond Fund*               $0
----------------------------------------------------------------------
CIF Short Duration Fund                        $0
----------------------------------------------------------------------
CIF Low Duration Bond Fund*                    $0

----------------------------------------------------------------------
CIF Core Plus Bond Fund*                       $14,754.89
----------------------------------------------------------------------
CIF Core Equity Fund*                          $90,150.45
----------------------------------------------------------------------
CIF Small Cap Growth Fund*                     $224,285.75
----------------------------------------------------------------------
CIF Small Cap Value Fund*                      $202,871.75
----------------------------------------------------------------------
CIF International Equity Fund*                 $243,808.99
----------------------------------------------------------------------

* For the period January 2, 2001 through April 30, 2001.


CODE OF ETHICS

The Board of Directors of the Company has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Investment Manager, Sub-Advisers, and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of directors, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, which may include, subject to limitations contained in those policies, securities that may be purchased or held by the Funds. Access persons are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings ("IPOs") or private placements or are prohibited from investing in IPOs or private placements. Copies of these Codes of Ethics are on file with SEC, and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote. Shares issued by the Funds have no preemptive, conversion, or subscription rights. Each whole share shall be entitled to one vote and each fractional share shall be entitled to a proportionate fractional vote. The Funds, as separate series of the Company, vote separately on matters affecting only the Funds. Voting rights are not cumulative. As a Delaware business trust, the Company is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Company and for the election of Directors under certain circumstances.


DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares thereof. Each share of a Fund represents an equal proportionate interest in the Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of a Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Directors of the Company may create additional series of shares or separate classes of funds. All consideration received by the Company for shares of any Fund (or separate class) and all assets in which such consideration is invested would belong to that Fund (or separate class) and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.


                                 CONTROL PERSONS

As of August 1, 2001, the following shareholders of each Fund owned more than 25% of the shares of the Funds as indicated below and may be deemed a "control person" of the Funds as such term is defined in the 1940 Act.



CIF INFLATION-INDEXED BOND FUND
-------------------------------

         THE COMMON FUND FOR NONPROFIT ORGANIZATIONS          57.2%
         15 Old Danbury Road
         P.O. Box 812
         Wilton, CT 06897-0812


CIF LOW DURATION BOND FUND
--------------------------

         THE COMMON FUND FOR NONPROFIT ORGANIZATIONS          96.6%
         15 Old Danbury Road
         P.O. Box 812
         Wilton, CT 06897-0812


CIF CORE PLUS BOND FUND
-----------------------

         THE COMMON FUND FOR NONPROFIT ORGANIZATIONS          65.5%
         15 Old Danbury Road
         P.O. Box 812
         Wilton, CT 06897-0812

         THE HEALTHCARE FOUNDATION OF NEW JERSEY              25.3%
         ---------------------------------------
         75 Livingston Avenue
         Roseland, NJ 07068

CIF CORE EQUITY FUND
--------------------

         THE COMMON FUND FOR NONPROFIT ORGANIZATIONS          76.7%
         15 Old Danbury Road

         P.O. Box 812
         Wilton, CT 06897-0812


CIF SMALL CAP GROWTH FUND
-------------------------

         THE COMMON FUND FOR NONPROFIT ORGANIZATIONS          98.3%
         15 Old Danbury Road
         P.O. Box 812
         Wilton, CT 06897-0812


CIF SMALL CAP VALUE FUND
------------------------

         THE COMMON FUND FOR NONPROFIT ORGANIZATIONS          98.5%
         15 Old Danbury Road
         P.O. Box 812
         Wilton, CT 06897-0812


CIF INTERNATIONAL EQUITY FUND
-----------------------------

         THE COMMON FUND FOR NONPROFIT ORGANIZATIONS          89.7%
         15 Old Danbury Road
         P.O. Box 812
         Wilton, CT 06897-0812


     As of August 1, 2001, the following shareholders of each Fund owned 5% or more of each Fund and may be deemed a principal holder of those Funds.

CIF INFLATION-INDEXED BOND FUND
-------------------------------

         UNIVERSITY AND COMMUNITY COLLEGE SYSTEM               9.7%
         OF NEVADA
         2601 Enterprise Road
         Reno, NV 89512

         KANSAS UNIVERSITY ENDOWMENT ASSOCIATION               7.5%
         PO Box 928
         Lawrence, KS 66044-0928

         SOUTHERN METHODIST UNIVERSITY                         7.5%
         PO Box 750193
         Dallas, TX 75275-0193

         LOYOLA UNIVERSITY CHICAGO: ENDOWMENT FUND             5.7%
         840 N. Wabash Avenue 2nd Floor
         Chicago, IL 60611-2196

CIF SHORT DURATION FUND
-----------------------

         UNIVERSITY CORPORATION FOR ADVANCED                  23.8%
         INTERNET DEVELOPMENT
         3020 Boardwalk Suite 100
         Ann Arbor, MI 48108

         CENTER FOR EARLY EDUCATION                           21.6%
         563 N. Alfred Street
         West Hollywood, CA 90048

         ROBERT LOUIS STEVENSON SCHOOL                        18.0%
         3152 Forest Lake Road
         Pebble Beach, CA 93953

         CHESTNUT HILL HOSPITAL                               13.5%
         8835 Germantown Avenue
         Philadelphia, PA 19118

         SAINT MARKS SCHOOL                                    6.0%
         39 Trellis Drive
         San Rafael, CA 94903

CIF CORE EQUITY FUND
--------------------

         NEW YORK BLOOD CENTER INC.                            6.6%
         310 East 67 Street
         New York, NY 10021

         CENTER FOR NATURAL LANDS MANAGEMENT INC.              5.4%
         425 E. Alvarado Street Suite H
         Fallbrook, CA 92028-2960

         M-CARE                                                5.4%
         7024 Wolverine Tower
         3003 South State Street
         Ann Arbor, MI 48109-2209


     The amount of shares of each Fund owned by all the officers and Directors as a group is less than 1% of each Fund's outstanding securities.

FINANCIAL STATEMENTS

The financial statements and independent accountant's report thereon for the Funds are incorporated by reference to the Funds' Annual Report as of and for the period ended April 30, 2001, and have been incorporated by reference into this SAI.

APPENDIX

The following descriptions are summaries of published ratings.

DESCRIPTION OF CORPORATE BOND RATINGS

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities. Bonds rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Fitch uses plus and minus signs with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category. Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated A by Standard & Poor's Corporation ("S&P") is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1, 1 +, and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1, the highest rating category, reflect a "very strong" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a satisfactory degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") are judged by Moody's to be of "superior" quality and "strong" quality respectively on the basis of relative repayment capacity.


F-1+ (Exceptionally Strong) is the highest commercial paper rating Fitch assigns; paper rated F-1+ is regarded as having the strongest degree of assurance for timely payment. Paper rated F-1 (Highest Credit Quality) indicates the strongest capacity for timely payment of financial commitments. The rating F-2 (Good Credit Quality) reflects a satisfactory capacity for timely payment of financial commitments but the margin of safety is not as great as for issues rated F-1+ or F-1.

PART C:  OTHER INFORMATION

Item 23.  Exhibits:

   (a)(1) Certificate of Trust dated August 12, 1999, is incorporated by reference to Exhibit (a)(1) of the Registrant's Initial Registration Statement as filed via EDGAR (Accession No. 0000893220-99-000977) on August 17, 1999.

   (a)(2) Declaration of Trust of Commonfund Institutional Funds, dated August 7, 1999, is incorporated by reference to Exhibit (a)(2) of the Registrant's Initial Registration Statement as filed via EDGAR (Accession No. 0000893220-99-000977) on August 17, 1999.

   (b) By-Laws are incorporated by reference to Exhibit (b) of the Registrant's Initial Registration Statement as filed via EDGAR (Accession No. 0000893220-99-000977) on August 17, 1999.

   (c) Instruments defining rights of Security Holders incorporated by reference to the Declaration of Trust of Commonfund Institutional Funds, filed via EDGAR (Accession No. 0000893220-99-000977) as Exhibit (a)(2) to the Registrant's Initial Registration Statement on August 17, 1999, and the By-Laws, filed via EDGAR (Accession No. 0000893220-99-000977) as Exhibit (b) to the Registrant's Initial Registration Statement on August 17, 1999.


   (d)(1) Investment Advisory Agreement between the Registrant and Commonfund Asset Management Company, Inc. is incorporated by reference to Exhibit (d)(1) of the Registrant's Post-Effective Amendment No. 3 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950136-01-500746) on June 29, 2001.

   (d)(2) Investment Sub-Advisory Agreement between the Registrant and Wellington Management Company, LLP with respect to the Commonfund Short Duration Fund is filed herewith.

   (d)(3) Investment Sub-Advisory Agreement between the Registrant and Western Asset Management Company with respect to the Commonfund Short Duration Fund is filed herewith.


   (d)(4) Investment Sub-Advisory Agreement between the Registrant and Western Asset Management Company with respect to the CIF Inflation-Indexed Bond Fund and CIF Core Plus Bond Fund is incorporated by reference to Exhibit (d)(4) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

   (d)(5) Investment Sub-Advisory Agreement between the Registrant and Artisan Partners with respect to the CIF Small Cap Growth Fund is incorporated by reference to Exhibit (d)(5) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.


   (d)(6) Investment Sub-Advisory Agreement between the Registrant and Capital Guardian Trust Company with respect to the CIF International Equity Fund is filed herewith.


   (d)(7) Investment Sub-Advisory Agreement between the Registrant and Capital Works Investment Partners with respect to the CIF Small Cap Growth Fund is incorporated by reference to Exhibit (d)(7) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No.
            0000893220-00-001409) on December 14, 2000.

   (d)(8) Investment Sub-Advisory Agreement between the Registrant and Constitution Research & Management, LLC with respect to the CIF Small Cap Growth Fund is incorporated by reference to Exhibit (d)(8) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

   (d)(9) Investment Sub-Advisory Agreement between the Registrant and GlobeFlex Capital, L.P. with respect to the CIF Small Cap Growth Fund is incorporated by reference to Exhibit (d)(9) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.


   (d)(10) Investment Sub-Advisory Agreement between the Registrant and Grantham, Mayo, Van Otterloo with respect to the CIF International Equity Fund is incorporated by reference to Exhibit (d)(10) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.


   (d)(11) Investment Sub-Advisory Agreement between the Registrant and High Rock Capital LLC with respect to the CIF Small Cap Value Fund is incorporated by reference to Exhibit (d)(11) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

   (d)(12) Investment Sub-Advisory Agreement between the Registrant and Iridian Asset Management LLC with respect to the CIF Core Equity Fund is incorporated by reference to Exhibit (d)(12) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

   (d)(13) Investment Sub-Advisory Agreement between the Registrant and John A. Levin & Co., Inc. with respect to the CIF Core Equity Fund is incorporated by reference to Exhibit (d)(13) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

   (d)(14) Investment Sub-Advisory Agreement between the Registrant and Marsico Capital Management LLC with respect to the CIF Core Equity Fund is incorporated by reference to Exhibit (d)(14) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

   (d)(15) Investment Sub-Advisory Agreement between the Registrant and Martingale Asset Management, L.P. with respect to the CIF Small Cap Value Fund is incorporated by reference to Exhibit (d)(15) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

   (d)(16) Investment Sub-Advisory Agreement between the Registrant and Metropolitan West Asset Management with respect to the CIF Low Duration Bond Fund is incorporated by reference to

            Exhibit (d)(16) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.


   (d)(17) Investment Sub-Advisory Agreement between the Registrant and BlackRock Advisors, Inc. with respect to the CIF Core Plus Bond Fund is filed herewith.


   (d)(18) Investment Sub-Advisory Agreement between the Registrant and Seix Investment Advisors with respect to the CIF Low Duration Bond Fund is incorporated by reference to Exhibit (d)(18) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

   (d)(19) Investment Sub-Advisory Agreement between the Registrant and Shapiro Capital Management Company, Inc. with respect to the CIF Small Cap Value Fund is incorporated by reference to Exhibit (d)(19) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

   (d)(20) Investment Sub-Advisory Agreement between the Registrant and Skyline Asset Management, L.P. with respect to the CIF Small Cap Value Fund is incorporated by reference to Exhibit (d)(20) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

   (d)(21) Investment Sub-Advisory Agreement between the Registrant and State Street Global Advisors, Inc. with respect to the CIF Core Equity Fund, CIF Small Cap Growth Fund and CIF Small Cap Value Fund is incorporated by reference to Exhibit (d)(21) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

   (d)(22) Investment Sub-Advisory Agreement between the Registrant and TT International Investment Management with respect to the CIF International Equity Fund is incorporated by reference to Exhibit
            (d)(22) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

   (d)(23) Investment Sub-Advisory Agreement between the Registrant and Veredus Asset Management, LLC with respect to the CIF Small Cap Growth Fund is incorporated by reference to Exhibit (d)(23) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No0000893220-00-001409) on December 14, 2000.

   (d)(24) Investment Sub-Advisory Agreement between the Registrant and NorthPointe Capital, LLC with respect to the CIF Small Cap Value Fund is incorporated by reference to Exhibit (d)(24) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

   (d)(25) Investment Sub-Advisory Agreement between the Registrant and Advanced Investment Technology, Inc. with respect to the CIF Core Equity Fund is incorporated by reference to Exhibit (d)(25) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.


   (d)(26) Investment Sub-Advisory Agreement between the Registrant and Western Asset Management Company Limited with respect to CIF Core Plus Bond Fund is filed herewith.

   (e) Distribution Agreement between the Registrant and Commonfund Securities, Inc. is filed herewith.


   (f)      Not applicable.


   (g) Custodian Agreement between the Registrant and Investors Bank & Trust Company is filed herewith.

   (h)(1) Administration Agreement between the Registrant and Investors Bank & Trust Company is filed herewith.

   (h)(2) Transfer Agency Agreement between the Registrant and Investors Bank & Trust Company is filed herewith.

   (h)(3) Amended and Restated Delegation Agreement between the Registrant and Investors Bank & Trust Company is filed herewith.

   (i)      Opinion and Consent of Counsel is filed herewith.

   (j)      Accountant's Consent is filed herewith.


   (k) Subscription Agreement between the Registrant and Commonfund Asset Management Company is incorporated by reference to Exhibit (k) of the Registrant's Pre-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-000041) on January 18, 2000.

   (l)      Not applicable.

   (m)      Not applicable.

   (n)      Not applicable.

   (o)      Not applicable.

   (p)(1) Code of Ethics for the Registrant, incorporated by reference to Exhibit (p)(1) of the Registrant's Post-Effective Amendment No. 1 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001107) on September 29, 2000.


   (p)(2) Code of Ethics for Commonfund Asset Management Company, Inc. is incorporated by reference to Exhibit (p)(2) of the Registrant's Post-Effective Amendment No. 3 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950136-01-500746) on June 29, 2001.

   (p)(3) Code of Ethics for Wellington Management Company, LLP is filed herewith.

   (p)(4) Code of Ethics for Western Asset Management Company is filed herewith.

   (p)(5)   Code of Ethics for Artisan Partners is filed herewith.


   (p)(6) Code of Ethics for Capital Guardian Trust Company is incorporated by reference to Exhibit (p)(6) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.


   (p)(7) Code of Ethics for CapitalWorks Investment Partners is filed herewith.


   (p)(8) Code of Ethics for Constitution Research & Management, LLC is incorporated by reference to Exhibit (p)(8) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

   (p)(9) Code of Ethics for GlobeFlex Capital, L.P. is incorporated by reference to Exhibit (p)(9) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.


   (p)(10) Code of Ethics for Grantham, May, Van Otterloo is filed herewith.


   (p)(11) Code of Ethics for High Rock Capital LLC is incorporated by reference to Exhibit (p)(11) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

   (p)(12) Code of Ethics for Iridian Asset Management LLC is incorporated by reference to Exhibit (p)(12) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

   (p)(13) Code of Ethics for John A. Levin & Co., Inc., incorporated by reference to Exhibit (p)(13) of the Registrant's Post-Effective Amendment No. 1 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001107) on September 29, 2000.


   (p)(14) Code of Ethics for Marsico Capital Management LLC is filed herewith.


   (p)(15) Code of Ethics for Martingale Asset Management, L.P. is incorporated by reference to Exhibit (p)(15) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

   (p)(16) Code of Ethics for Metropolitan West Asset Management is incorporated by reference to Exhibit (p)(16) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.


   (p)(17)  Code of Ethics for BlackRock Advisors, Inc., is filed herewith.


   (p)(18) Code of Ethics for Seix Investment Advisors is incorporated by reference to Exhibit (p)(18) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

   (p)(19) Code of Ethics for Shapiro Capital Management Company, Inc. is incorporated by reference to Exhibit (p)(19) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

   (p)(20) Code of Ethics for Skyline Asset Management, L.P. is incorporated by reference to Exhibit (p)(20) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

   (p)(21) Code of Ethics for State Street Global Advisors, Inc., and Advanced Investment Technology, Inc. is incorporated by reference to Exhibit
            (p)(21) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

   (p)(22) Code of Ethics for TT International Investment Management is incorporated by reference to Exhibit (p)(22) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409).

   (p)(23) Code of Ethics for Veredus Asset Management is incorporated by reference to Exhibit (p)(23) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

   (p)(24) Code of Ethics for NorthPointe Capital, LLC is incorporated by reference to Exhibit (p)(24) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

   (p)(25) Code of Ethics for Advanced Investment Technology, Inc. is incorporated by reference to Exhibit (p)(25) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.


   (p)(26) Code of Ethics for Western Asset Management Company Limited is incorporated by reference to Exhibit (p)(26) of the Registrant's Post-Effective Amendment No. 3 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950136-01-500746) on June 29, 2001.

   (p)(27) Code of Ethics for Commonfund Securities, Inc., incorporated by reference to Exhibit (p)(24) of the Registrant's Post-Effective Amendment No. 1 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001107) on September 29, 2000.

   (q)(1)   Powers of Attorney for Robert L. Bovinette, John B. Carroll, Louis
            W. Moelchert, Jr. and Jerald L. Stevens are incorporated by reference to Exhibit (q) of the Registrant's Pre-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-000041) on January 18, 2000.


   (q)(2) Power of Attorney for David M. Lascell is incorporated by reference to Exhibit (q)(2) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

Item 24.  Persons Controlled by or under Common Control with the Fund

   Not applicable.

Item 25.  Indemnification

Article III, Section 8. of the Declaration of Trust filed as Exhibit (a)(2) to this Registration Statement is incorporated herein by reference.

   Section 8. Indemnification of Shareholders. If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to his or her being or having been a Shareholder, and not because of his or her acts or omissions, the Shareholder or former Shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand, but only out of the assets held with respect to the particular Series or Class of which such Person is or was a Shareholder and from or in relation to which such liability arose.

Article XI of the By-Laws filed as Exhibit (b) to this Registration Statement is incorporated herein by reference.

   Section 1. Agents, Proceedings, Expenses. For the purpose of this Article, "agent" means any Person who is or was a Director, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise; "proceeding" means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals);and "expenses" includes, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

   Section 2. Indemnification. Subject to the exceptions and limitations contained in Section 3 below, every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.

   Section 3. Limitations, Settlements. No indemnification shall be provided hereunder to an agent:

         (a) who shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or

         (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:

              (i) by the court or other body before which the proceeding was brought;

              (ii) by at least a majority of those Directors who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

              (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.

     Section 4. Insurance, Rights Not Exclusive. The rights of indemnification herein provided may be insured against by policies maintained by the Trust on behalf of any agent, shall be severable, shall not be exclusive of or affect any other rights to which any agent may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of any agent.

     Section 5. Advance of Expenses. Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding shall be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification under this Article XI; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Directors who are neither Interested Persons of the Trust nor parties to the proceedings, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification under this Article XI.

     Section 6. Fiduciaries of Employee Benefit Plan. The Article does not apply to any proceeding against any director, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such director, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

Item 26. Business and other Connections of the Investment Adviser and Sub-Advisers:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own or in the capacity of director, officer, employee, partner or trustee are as follows:

COMMONFUND ASSET MANAGEMENT COMPANY

Commonfund Asset Management Company is the Investment Adviser for the Registrant. Their principal business address is 15 Old Danbury Rd., P.O. Box 812, Wilton, CT, 06897-0812. Commonfund Asset Management Company is an investment adviser registered under the Investment Advisers Act of 1940.

NAME AND POSITION WITH                                                          POSITION WITH OTHER
INVESTMENT ADVISER                           OTHER COMPANY                      COMPANY
------------------                           -------------                      -------
John W. Auchincloss
Secretary

MaryEllen Beaudreault
Senior Vice President-Fixed Income

Robert L. Bovinette
Director and Chair

Howard Coonley, II
Director

James P. Feeney
Director of Compliance


Jeff Landle
Managing Director, Alternative
Investments

William Miller                               Chicago Mercantile Exchange        Director
Independent Risk Oversight Officer
                                             Association for Financial
                                             Professionals                      Director

                                             End-Users of Derivatives
                                             Association                        Chairman & Director

Todd Petzel
President and Chief Investment Officer

Eben M. Riordan II
Senior Vice President, CFO

Elizabeth E. Schaefer
Senior Vice President-Fixed Income

Curt R. Tobey
Senior Vice President-International

ADVANCED INVESTMENT TECHNOLOGY, INC.

AIT is a Sub-Adviser for the CIF Core Equity Fund. Their principal business address is 311 Park Place Boulevard, Suite 250, Clearwater, FL 33759. AIT is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                                                          POSITION WITH OTHER
INVESTMENT ADVISER                           OTHER COMPANY                      COMPANY
------------------                           -------------                      -------
Douglas William Case
President, Chief Investment Officer

Bryan Stypul
Chief Financial Officer

Alan Brown
Chief Investment Officer

Raymond Louis Killian
Chairman


Nicholas Lopardo
Investment Advisor Chief Executive
Officer

John Richard Snow
Managing Director

Marc Simons
Chief of Staff

Orhan Karaali
Director of Research

Dana Lee Vicander
Compliance Officer/Operations

Barry Evan Schneirov                         Eagle Asset Management             Senior Vice President (1992-2000)
Managing Director of Marketing               St. Petersburg, FL

ARTISAN PARTNERS, L.P.

Artisan Partners is a Sub-Adviser for the CIF Small Cap Growth Fund. Their principal business address is 1000 N. Water Street, Suite 1770, Milwaukee, WI 53202. Artisan Partners is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                                                          POSITION WITH OTHER
INVESTMENT ADVISER                           OTHER COMPANY                      COMPANY
------------------                           -------------                      -------
Andrew Arthur Ziegler
Chief Executive Officer

Carlene Murphy Ziegler
Portfolio Manager

Lawrence A. Totsky
Chief Financial Officer

Mark L. Yockey
Portfolio Manager

Andrew Craig Stephens
Portfolio Manager

Scott C. Satterwhite
Portfolio Manager


Marina T. Carlson                            Strong Capital Management, Inc. Portfolio Manager
Portfolio Manager                            Menomenee Falls, WI


BLACKROCK ADVISORS, INC.


BlackRock Advisors, Inc. is a Sub-Adviser for CIF Core Plus Bond Fund. Their principal business address is 345 Park Avenue, 29th floor, New York, NY 10154-0004.


--------------------------------------------------------------------------------
Name and Position with       Other Company              Position with Other
Investment Adviser                                      Company
--------------------------------------------------------------------------------
Laurence D. Fink, Chief
Executive Officer
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Ralph L. Schlosstein,
President and Director
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Robert S. Kapito, Vice
Chairman and Director
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Paul L. Audet, Director
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Robert P. Connolly,
General Counsel,
Secretary and Managing
Director
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Henry Gabbay, Managing
Director, Portfolio
Compliance
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Bartholomew A. Battista,
Director, Regulatory
Compliance
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Laurence J. Carolan,
Managing Director and
Director
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Kevin M. Klingert,
Managing Director and
Director
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
John P. Moran, Managing
Director and Director
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Thomas H. Nevin,
Managing Director and
Director
--------------------------------------------------------------------------------


CAPITAL GUARDIAN TRUST COMPANY

Capital Guardian Trust Company is a Sub-Adviser for the CIF International Equity Fund. Their principal business address is 630 Fifth Ave., 36th Floor, New York, NY 10111. Capital Guardian is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                                                          POSITION WITH OTHER
INVESTMENT ADVISER                           OTHER COMPANY                      COMPANY
------------------                           -------------                      -------
David I. Fisher                              Capital Group International,
Chairman of the Board & Director of          Inc.
the Capital Group Companies                  Capital International S.A.

                                             Capital International K.K.

                                             Capital Group Research, Inc.

                                             Capital Research Company

                                             Capital International Research,
                                             Inc.

Hartmut Giesecke                             Capital International Research,    Senior Vice President and Director
Chairman of the Board of Capital             Inc.
International K.K. & Managing
Director, Asia-Pacific, Capital Group        Capital International, Inc.        Senior Vice President and Director
International, Inc.

Richard N. Havas                             Capital International Research,    Senior Vice President and Director
Senior Vice President and Portfolio          Inc.
Manager
                                             Guardian (Canada), Inc.            Senior Vice President and Director

                                             Capital International Limited      Portfolio Manager

                                             Capital Guardian (Canada), Inc.    President and Director

Nancy J. Kyle
Sr. Vice President, Director and                        ----                                  ----
Executive Committee member of CGTC


Robert Ronus                                 Capital International Research,    Senior Vice President
President and Director of CGTC               Inc.

                                             Capital International S.A.

                                             Capital International Limited

Lionel M. Sauvage                            Capital International Research,    Vice President and Director
Vice President and Portfolio Manager,        Inc.
CGTC

CAPITAL WORKS INVESTMENT PARTNERS

Capital Works Investment Partners is a Sub-Adviser for the CIF Small Cap Growth Fund. Their principal business address is 401 West A Street, Suite 1675, San Diego, CA 92101. Capital Works is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                                                          POSITION WITH OTHER
INVESTMENT ADVISER                           OTHER COMPANY                      COMPANY
------------------                           -------------                      -------
John D. Wylie                                Nicholas- Applegate Mutual Funds   President (1996-1998)
Principal of Wylie Marshall Company,         San Diego, CA
LLC, 30% owner  of CapitalWorks

John C. Marshall, Jr.                        Nicholas-Applegate Capital         Portfolio Manager (1989-1998)
Principal of Wylie Marshall Company,         Management
LLC, 30% owner  of CapitalWorks              San Diego, CA

Mark J. Correnti                             Nicholas-Applegate Capital         Head of Global Marketing (1989-1999)
Principal of Wylie Marshall Company,         Management
LLC, 20% owner  of CapitalWorks              San Diego, CA

Donovan T. Garcia                            William O'Neil & Co.               Securities Analyst (1995-1998)
Principal of Wylie Marshall Company,         Los Angeles, CA
LLC, 20% owner  of CapitalWorks

CONSTITUTION RESEARCH & MANAGEMENT, LLC

Constitution Research is a Sub-Adviser for the CIF Small Cap Growth Fund. Their principal business address is One Financial Center, 23rd Floor, Boston, MA 02116. Constitution Research is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                                                          POSITION WITH OTHER
INVESTMENT ADVISER                           OTHER COMPANY                      COMPANY
------------------                           -------------                      -------
Wallace Windfield Wadman
Chairman

Richard Milner Drury
President

Ronald L. Cheney
Counsel

GLOBEFLEX CAPITAL, L.P.

GlobeFlex Capital is a Sub-Adviser for the CIF Small Cap Growth Fund. Their principal business address is 4365 Executive Drive, Suite 720San Diego, CA 92121. GlobeFlex Capital is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                                                          POSITION WITH OTHER
INVESTMENT ADVISER                           OTHER COMPANY                      COMPANY
------------------                           -------------                      -------
Robert James Anslw, Jr.
Chief Investment Officer

Marina Loretta Marrelli
Director, Client Services

John Eric Pihlblad
Portfolio Manager/Limited Partner

Cherrie L. St. Germain
Portfolio Manager

Eileen Delasandro
Limited Partner

Anellina Teresa Marelli
Limited Partner


Holly Melosi
Limited Partner

Elizabeth D. Pihlblad
Limited Partner

GRANTHAM, MAYO, VAN OTTERLOO

GMO is a Sub-Adviser for the CIF International Equity Fund. Their principal business address is 40 Rowes Wharf, Boston, MA 02110. GMO is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                                                          POSITION WITH OTHER
INVESTMENT ADVISER                           OTHER COMPANY                      COMPANY
------------------                           -------------                      -------
Robert Jeremy Grantham
Member

Richard Arthur Mayo
Member

Eky De Mol Van Otterloo
Member

John William Roseblum                        University of Richmond             Dean, Jepson School
Chairman, GMO Board                          Richmond, VA

Christopher Darnell
Member and Investment Director

Jon Lewis Hagler
Member, Chairman, Governance Committee

Paul Kerrison Woolley
Managing Director

Scott Evan Eston
Chairman, Management Committee, Chief
Financial Officer


Forrest Carlson Berkley
Member, Management Committee

Peter Robert Blum                            Salomon Brothers, Inc.             Manager (1976-1998)
Member, Management Committee                 Boston, MA

Arjun Bhagwan Divecha                        Dancing Elephant, Ltd.             Principal
Principal

William Lloyd Nemerever
Member and Investment Director

Ann Mari Spruill
Member and Investment Director

Thomas Franklin Cooper
Member and Investment Director

Jui Lian Lai
Member and Investment Director

William Raymond Royer
General Counsel

HIGH ROCK CAPITAL LLC

High Rock Capital is a Sub-Adviser for the CIF Small Cap Value Fund. Their principal business address is 28 State Street, Boston, MA 02109. High Rock Capital is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                                                          POSITION WITH OTHER
INVESTMENT ADVISER                           OTHER COMPANY                      COMPANY
------------------                           -------------                      -------
David L. Diamond                             High Rock Asset Management LLC     President, Portfolio Manager
President, Portfolio Manager


Edward J. McDonald                           High Rock Asset Management LLC     Vice President; Senior Equity Trader
Vice President; Senior Equity Trader

William Wiese III                            High Rock Asset Management LLC     Vice President, Analyst, Portfolio
Vice President; Analyst; Portfolio                                              Manager
Manager

Timothy S. O'Toole                           High Rock Asset Management LLC     Vice President, Analyst, Portfolio
Vice President, Analyst, Portfolio                                              Manager
Manager

IRIDIAN ASSET MANAGEMENT, LLC

Iridian is a Sub-Adviser for the CIF Core Equity Fund. Their principal business address is 276 Post Road West, Westport, CT 06880. Iridian is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                                                          POSITION WITH OTHER
INVESTMENT ADVISER                           OTHER COMPANY                      COMPANY
------------------                           -------------                      -------
David Lawrence Cohen                         Arnhold and S. Bleichroeder        Portfolio Manager
Principal, Portfolio Manager                 Advisers, Inc.
                                             New York, NY

Harold Jay Levy                              Arnhold and S. Bleichroeder        Portfolio Manager
Principal, Portfolio Manager                 Advisers, Inc.
                                             New York, NY

Alice Blackmore Hicks
Executive Vice President

Jeffrey Mitchell Elliott
Executive Vice President, Chief
Operating Officer, Secretary

JOHN A. LEVIN & CO., INC.

John A. Levin is a Sub-Adviser for the CIF Core Equity Fund. Their principal business address is One Rockefeller Plaza, 19th Floor, New York, NY 10020. John
A. Levin is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                                                          POSITION WITH OTHER
INVESTMENT ADVISER                           OTHER COMPANY                      COMPANY
------------------                           -------------                      -------
Glenn Adam Algen                             BKF Capital Group, Inc.            Senior Vice President & Chief
Senior Vice President & Chief                New York, NY                       Financial Officer
Financial Officer
                                             Levin Management Co., Inc.         Senior Vice President & Chief
                                             New York, NY                       Financial Officer

                                             LEVCO GP, Inc.                     Senior Vice President & Chief
                                             New York, NY                       Financial Officer

Daniel Edward Aron                           Levin Management Co., Inc          Head Trader
Head Trader                                  New York, NY

                                             LEVCO Securities, Inc.             Head Trader
                                             New York, NY

                                             LEVCO GP, Inc.                     Head Trader
                                             New York, NY

Joseph Ashley Austin                         Levin Management Co., Inc.         Senior Portofolio Manager &
Senior Portfolio Manager & Securities        New York, NY                       Securities Analyst
Analyst
                                             LEVCO GP, Inc.                     Senior Portfolio Manager &
                                             New York, NY                       Securities Analyst

Geoffrey I. Barton                           Levin Management Co., Inc.         Senior Portfolio Manager &
Senior Portfolio Manager & Securities        New York, NY                       Securities Analyst
Analyst
                                             LEVCO Securities, Inc.             Senior Portfolio Manager &
                                             New York, NY                       Securities Analyst

                                             LEVCO GP., Inc.                    Senior Portfolio Manager &
                                             New York, NY                       Securities Analyst

Henry Loeb Levin                             Levin Management Co., Inc.         Senior Portfolio Manager &
Senior Portfolio Manager &                   New York, NY                       Securities/Arbitrage Analyst
Securities/Arbitrage Analyst
                                             LEVOC GP, Inc.                     Senior Portfolio Manager &
                                             New York, NY                       Securities/Arbitrage Analyst


John Andrew Levin                            Levin Management Co., Inc.         Chairman, President & Chief
Chairman, President & Chief Executive        New York, NY                       Executive Officer;  Director
Officer;  Director
                                             LEVCO Securities, Inc.             Chairman, President & Chief
                                             New York, NY                       Executive Officer;  Director

                                             LEVCO GP, Inc.                     Chairman, President & Chief
                                             New York, NY                       Executive Officer;  Director

                                             BKF Capital Group, Inc.            Chairman, President & Chief
                                             New York, NY                       Executive Officer;  Director

John William Murphy                          Levin Management Co., Inc.         Senior Portfolio Manager &
Senior Portfolio Manager & Securities        New York, NY                       Securities Analyst
Analyst
                                             LEVCO Securities, Inc.             Senior Portfolio Manager &
                                             New York, NY                       Securities Analyst

                                             LEVCO GP, Inc.                     Senior Portfolio Manager &
                                             New York, NY                       Securities Analyst

Norris Nissim                                BKF Capital Group, Inc.            Vice President & General Counsel
Vice President & General Counsel             New York, NY

                                             Levin Management Co., Inc.         Vice President & General Counsel
                                             New York, NY

                                             LEVCO Securities, Inc.             Vice President & General Counsel
                                             New York, NY

                                             LEVCO GP, Inc.                     Vice President & General Counsel
                                             New York, NY

Frank Fernando Rango                         Levin Management Co., Inc.         Senior Portfolio Manager &
Senior Portfolio Manager &                   New York, NY                       Securities/Arbitrage Analyst
Securities/Arbitrage Analyst
                                             LEVCO Securities, Inc.             Senior Portfolio Manager &
                                             New York, NY                       Securities/Arbitrage Analyst

                                             LEVCO GP, Inc.                     Senior Portfolio Manager &
                                             New York, NY                       Securities/Arbitrage Analyst


Gregory Todd Rogers                          BKF Capital Group, Inc.            Chief Operating Officer
Chief Operating Officer                      New York, NY

                                             Levin Management Co., Inc.         Chief Operating Officer
                                             New York, NY

                                             LEVCO GP, Inc.                     Chief Operating Officer
                                             New York, NY

Daniel Martin Theriault                      Levin Management Co., Inc.         Senior Portfolio Manager &
Senior Portfolio Manager & Securities        New York, NY                       Securities Analyst
Analyst
                                             LEVCO GP, Inc.                     Senior Portfolio Manager &
                                             New York, NY                       Securities Analyst

MARSICO CAPITAL MANAGEMENT LLC

Marsico Capital is a Sub-Adviser for the CIF Core Equity Fund. Their principal business address is 1200 Seventeenth Street, Suite 1300, Denver, CO 80202. Marsico Capital is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                                                          POSITION WITH OTHER
INVESTMENT ADVISER                           OTHER COMPANY                      COMPANY
------------------                           -------------                      -------
Barbara Mellman Japha
President and General Counsel

Christopher James Marsico
Vice President/Chief Operating Officer

Robert John Lojkovic
Executive Vice President and Director
of Marketing

Kathleen Anne Weber
Senior Trader

James Aquinas Hillary
Senior Analyst/Portfolio


Lisa Marie Brighton
Senior Trader

MARTINGALE ASSET MANAGEMENT, L.P.

Martingale is a Sub-Adviser for the CIF Small Cap Value Fund. Their principal business address is 222 Berkely Street, Boston, MA 02116. Martingale is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                                                          POSITION WITH OTHER
INVESTMENT ADVISER                           OTHER COMPANY                      COMPANY
------------------                           -------------                      -------
Patricia J. O'Connor
Executive Vice President, Chief
Financial Officer

Alan Jay Strassman
Chairman

Arnold Seton Wood
President, Portfolio Manager

William Edward Jacques
Executive Vice President, Portfolio
Manager

Douglas Evan Stark
Investment Research, Portfolio Manager

Samuel Paul Nathans                          Miller Tabak & Hirsch, Co.         Portfolio Manager (1998-1999)
Senior Vice President, Portfolio             New York, NY
Manager

Paul Burik
Director

Mark B. Geist                                CMMAM, LLC                         President
Director
                                             Montgomery Asset Management, LLC   Chief Executive Officer; President
                                                                                (1997-1999)

METROPOLITAN WEST ASSET MANAGEMENT

Metropolitan West is a Sub-Adviser for the CIF Low Duration Bond Fund. Their principal business address is 11766 Wilshire Blvd., Los Angeles, CA 90025. Metropolitan West is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                                                          POSITION WITH OTHER
INVESTMENT ADVISER                           OTHER COMPANY                      COMPANY
------------------                           -------------                      -------
Scott Brian Dubchansky                       Metropolitan West Securities       Managing Director; Portfolio Manager
Managing Member; Chief Executive             Los Angeles, CA
Officer                                                                         Chairman, President and Principal
                                             Metropolitan West Funds            Executive Officer
                                             Los Angeles, CA
                                                                                Registered Representative
                                             PFPC Distributors, Inc.
                                             Los Angeles, CA
                                                                                Registered Representative (1999)
                                             First Date Distributors, Inc.
                                             Los Angeles, CA
                                                                                Registered Representative
                                             FPS Broker Services, Inc.          (1997-1999)
                                             Los Angeles, CA

Laird Ridings Landmann                       Metropolitan West Funds            Director
Managing Member; Portfolio Manager           Los Angeles, CA

                                             PFPC Distributors, Inc.            Registered Representative
                                             Los Angeles, CA

                                             Metropolitan West Securities       Portfolio Manager (1996-1998)
                                             Los Angeles, CA

Tad Rivelle                                  PFPC Distributors, Inc.            Registered Representative
Managing Member: Chief Investment            Los Angeles, CA
Officer
                                             Metropolitan West Securities       Managing Director; Portfolio
                                             Los Angeles, CA                    Manager (1996-1998)

Stephen Michael Kane                         PFPC Distributors, Inc.            Registered Representative
Portfolio Manager                            Los Angeles, CA

                                             Metropolitan West Securities       Portfolio Management (1996-1998)
                                             Los Angeles, CA


Brian Henghok Loo                            Metropolitan West Securities       Registered Representative;
Portfolio Manager/Analyst                    Los Angeles, CA                    Analyst (1996-1998)

Richard Scott Hollander                      Metropolitan West Financial, Inc.  Chairman & Chief Executive Officer
Director                                     Los Angeles, CA
                                                                                Chairman & Chief Executive Officer;
                                             Metropolitan West Securities, Inc. Registered Representative
                                             Los Angeles, CA
                                                                                Director
                                             Metropolitan West Capital
                                             Management, LLC
                                             Los Angeles, CA
                                                                                Chief Executive Officer
                                             Metropolitan West Financial &
                                             Strategic Services, LLC
                                             Los Angeles, CA
                                                                                Chief Executive Officer (1998-1999)
                                             Metropolitan West Washington, DC,
                                             LLC
                                             Washington, DC

Thomas William Hayes                         Metropolitan West Financial, Inc.  Director and President
Director                                     Los Angeles, CA

                                             Metropolitan West Securities, Inc. Director and President; Registered
                                             Los Angeles, CA                    Representative

                                             Metropolitan West Capital          Director
                                             Management, LLC
                                             Los Angeles, CA

                                             Metropolitan West Financial &      President
                                             Strategic Services, LLC
                                             Los Angeles, CA

                                             Metropolitan West Washington, DC,  President (1998-1999)
                                             LLC
                                             Washington, DC

NORTHPOINTE CAPITAL, LLC

NorthPointe is a Sub-Adviser for the CIF Small Cap Value Fund. Their principal business address is 201 West Big Beaver Road, Columbia Center One, 10th Floor, Troy, MI 48084. NorthPointe is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                                                          POSITION WITH OTHER
INVESTMENT ADVISER                           OTHER COMPANY                      COMPANY
------------------                           -------------                      -------
Mark Raymond Thresher                        Nationwide Financial Services, Inc.   Senior Vice President, Finance
Chairman                                     Columbus, OH

Joseph John Gasper                           Villanova Mutual Fund Capital Trust   Vice-Chairman
Vice-Chairman                                Columbus, OH

                                             Villanova SA Capital Trust
                                             Columbus, OH                          Vice-Chairman

                                             Nationwide Financial Services Inc.
                                             Columbus, OH                          President/Chief Executive Officer

                                             Nationwide Advisory Services, Inc.
                                             Columbus, OH                          President, Director

                                             Nationwide Life Insurance Comany
                                             Columbus, OH                          President

Paul James Hondros                           Villanova Mutual Fund Capital Trust   President/Chief Executive Officer
President/Chief Executive Officer            Columbus, OH

                                             Villanova SA Capital Trust
                                             Columbus, OH                          President/Chief Executive Officer


Kevin Stephen Crossett                       Nationwide Insurance                  Vice President/Associate General
Vice President/Associate General             Columbus, OH                          Counsel
Counsel
                                             Villanova Capital, Inc.               Vice President/Associate General
                                             Columbus, OH                          Counsel

                                             Villanova Mutual Fund Capital Trust   Vice President/Associate General
                                             Columbus, OH                          Counsel

                                             Villanova SA Capital Trust
                                             Columbus, OH                          Vice President/Associate General
                                                                                   Counsel

Judy Lee Howard                              Nationwide Insurance/Villanova        Chief Financial Officer
Vice President, Chief Financial              Capital, Inc.
Officer/Treasurer                            Columbus, OH

William Howard Miller                        Villanova SA Capital Trust            Senior Portfolio Manager/Interim
Senior Vice President/Senior Portfolio       Columbus, OH                          Chief Investment Officer
Manager/ Chief Investment Officer
                                             Villanova Mutual Fund Capital Trust   Senior Portfolio Manager/Interim
                                             Columbus, OH                          Chief Investment Officer

Dennis William Click                         Villanova Mutual Fund Capital Trust   Vice President/Secretary
Vice President/Secretary                     Columbus, OH

                                             Villanova SA Capital Trust
                                             Columbus, OH                          Vice President/Secretary

                                             Nationwide Advisory Services, Inc.
                                             Columbus, OH                          Vice President/Secretary

                                             Nationwide Insurance Enterprise
                                             Columbus, OH                          Senior Vice President/Secretary


Glenn Warren Soden                           Nationwide Mutual Insurance Company   Assistant Secretary
Assistant Secretary                          Columbus, OH

                                             Nationwide Mutual Fire Insurance
                                             Company                               Assistant Secretary
                                             Columbus, OH

Jeffrey Charles Petherick                    Loomis, Sayles & Company, LLP         Vice President and Portfolio
Portfolio Manager                            Bloomfield Hills, MI                  Manager (1990-2000)

Mary Catherine Champagne                     Loomis, Sayles & Company, LLP         Vice President and Portfolio
Portfolio Manager                            Bloomfield Hills, MI                  Manager (1993-2000)

Peter James Cahill                           Loomis, Sayles & Company, LLP         Quantitative Research (1997-2000)
Portfolio Manager/Research Analyst           Bloomfield Hills, MI

Michael Patrick Hayden                       Loomis, Sayles & Company, LLP         Vice President (1996-2000)
Managing Director                            Bloomfield Hills, MI

SEIX INVESTMENT ADVISORS

Seix Investment is a Sub-Adviser for the CIF Low Duration Bond Fund. Their principal business address is 300 Tice Boulevard, Woodcliff Lake, NJ 07675. Seix Investment is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                                                          POSITION WITH OTHER
INVESTMENT ADVISER                           OTHER COMPANY                      COMPANY
------------------                           -------------                      -------
Christina Seix                               Fordham University                    Trustee
Chairman, Chief Executive Officer,           Bronx, NY
Chief Investment Officer, Managing
Director

John G. Talty
President


Peter J. Bourke
Treasurer and Chief Operating Officer

Barbara Hoffmann
Managing Director, Senior Portfolio
Manager

Michael L. McEachern
Senior Portfolio Manager

Joseph F. Calabrese
Senior Portfolio Manager

Robert Ira Sherman
Marketing Director

Carla Pisciotta
Director of Marketing and Client
Services, Western Region

Ellen P. Welsh
Client Service Manager

Mary C. Walsh
Client Service Manager

Samuel J. Zona, Jr.                          Daiwa International Capital           Client Service (1995-1998)
Client Service/Marketing                     Management
                                             New York, NY

SHAPIRO CAPITAL MANAGEMENT COMPANY, INC.

Shapiro Capital is a Sub-Adviser for the CIF Small Cap Value Fund. Their principal business address is 3060 Peachtree Rd. NW, Suite 1555, Atlanta, GA 30305. Shapiro Capital is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                                                          POSITION WITH OTHER
INVESTMENT ADVISER                           OTHER COMPANY                      COMPANY
------------------                           -------------                      -------
Michael Alexander McCarthy
Portfolio Manager


Louis Steven Shapiro
Management

Samuel Robert Shapiro
Management

SKYLINE ASSET MANAGEMENT, L.P.

Skyline is a Sub-Adviser for the CIF Small Cap Value Fund. Their principal business address is 311 South Whacker Drive, Suite 4500, Chicago, IL 60606. Skyline is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                                                          POSITION WITH OTHER
INVESTMENT ADVISER                           OTHER COMPANY                      COMPANY
------------------                           -------------                      -------
William Manderville Dutton
Chief Executive Officer/Limited Partner

Kenneth Scott Kailin
Principal/Portfolio Manager/ Limited
Partner

Geoffrey Peter Lutz
Principal-Marketing/Limited Partner

Michele Marie Brennan
Director of Fund Marketing


SSGA FUNDS MANAGEMENT, INC.

 SSgA Funds Management,Inc. is a Sub-Adviser for the CIF Core Equity Fund, CIF Small Cap Growth Fund, CIF Small Cap Value Fund and CIF International Equity Fund. Their principal business address is One International Place, Boston, MA 02110. State Street is an investment adviser registered under the Advisers Act.


NAME AND POSITION WITH                                                          POSITION WITH OTHER
INVESTMENT ADVISER                           OTHER COMPANY                      COMPANY
------------------                           -------------                      -------
Tenley E. Albright, MD                       Western Resources, Inc.               Chairman
Director                                     Boston, MA


I. MacAllister Booth                         Polaroid Corporation                  Chairman, President & CEO (retired)
Director                                     Concord, MA

Marshall N. Carter                           State Street Corporation              Chairman
Chairman                                     Boston, MA

James I. Cash, Jr.                           Harvard Business School               James E. Robinson Professor of
Director                                     Boston, MA                            Business Administration

Truman S. Casner                             Ropes & Gray                          Partner
Director                                     Boston, MA

Nader F. Darehshori                          Houghton Mifflin Company              Chairman, President & CEO
Director                                     Boston, MA

Arthur L. Goldstein                          Ionics, Inc.                          Chairman and CEO
Director                                     Watertown, MA

David P. Gruber                              Wyman-Gordon Company                  Chairman and CEO (retired)
Director                                     North Grafton, MA

John M. Kucharski                            EG&G, Inc.                            Chairman and CEO (retired)
Director                                     Wellesley, MA

Charles R. LaMantia                          Arthur D. Little, Inc.                Chairman and CEO (retired)
Director                                     Cambridge, MA

Ronald E. Logue                              State Street Corporation              Vice Chairman and Chief Operating
Vice Chairman and Chief Operating            Boston, MA                            Officer
Officer

Nicholas A. Lopardo
Vice Chairman and CEO; Director

Dennis J. Picard                             Raytheon Company                      Chairman Emeritus
Director                                     Lexington, MA

Bernard W. Reznicek                          Central States Indemnity Company of   National Director - Utility
Director                                     Omaha                                 Marketing
                                             Omaha, NE

Richard P. Sergel                            National Grid U.S.A                   President and CEO
Director                                     Westborough, MA


David A. Spina                               State Street Corporation              President and Chief Executive
President and Chief Executive Officer        Boston, MA                            Officer

Diana Chapman Walsh                          Wellesley College                     President
Director                                     Wellesley, MA

Robert E. Weissman                           IMS Health                            Chairman, Executive Committee
Director                                     Westport, CT

TT INTERNATIONAL INVESTMENT MANAGEMENT

TT International is a Sub-Adviser for the CIF International Equity Fund. Their principal business address is Martin House, 5 Martin Lane, London, EC4R ODP, England. TT International is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                                                          POSITION WITH OTHER
INVESTMENT ADVISER                           OTHER COMPANY                      COMPANY
------------------                           -------------                      -------
Timothy Alexander Tacchi
Investment Manager, Partner

Alexander Stewart Malcolm Carswell
Financial Controller, Partner

James Elliott Tonner
Investment Management Partner

Mark Stephen Williams
Partner

David John Stuart Burnett
Managing Partner

Henry Ward Bedford II                        Moore Capital Management              Portfolio Manager (1996-1999)
Partner, Head of Trading                     London, England

John David Hobson                            Warburg Dillon Read                   Equity Syndication, proprietary
Investment Manager Partner                   London, England                       trading (1986-1998)


Lawrence Smith
Investment Management Partner

Michael Bullock                              Morgan Grenfall Asset Management      Group Managing Director, Chief
Partner, Country Selection                   London, England                       Investment Officer (1990-1998)

Martin Anthony Farrow Shenfield
Partner, Head of Far East Desk

VEREDUS ASSET MANAGEMENT, LLC

Veredus is a Sub-Adviser for the CIF Small Cap Growth Fund. Their principal business address is 6060 Dutchmans Lane, Suite 320, Louisville, KY 40205. Veredus is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                                                          POSITION WITH OTHER
INVESTMENT ADVISER                           OTHER COMPANY                      COMPANY
------------------                           -------------                      -------
Bruce Anthony Weber                          SMC Capital, Inc.                     Vice President (1992-1998),
President & Chief Investment Officer         Louisville, KY                        President (1993-1998).

Stuart Douglas Bilton                        Montag & Caldwell, Inc.               Director
Director                                     Atlanta, GA

                                             Chicago Title & Trust                 Head of Investment Business
                                             Chicago, IL

Jefferson W. Kirby                           Alleghany Corop                       Vice President
Vice President                               New York, NY

Charles Patrick McCurdy, Jr.                 SMC Capital, Inc.                     Director of Research (1994-1998)
Executive Vice President, Portfolio          Louisville, KY
Manager

John Stephen Poole                           SMC Capital, Inc.                     Vice President (1994-1998)
Vice President of Business Developement      Louisville, KY


James Raymond Jenkins                        Shelby County Trust Bank              Trust Officer (1993-1998)
Vice President, Chief Operating Officer      Louisville, KY

Charles Francis Mercer, Jr.                  SMC Capital, Inc.                     Research Analyst (1996-1998)
Director of Research, Vice President         Louisville, KY

WELLINGTON MANAGEMENT COMPANY, LLP

Wellington Management is a Sub-Adviser for the CIF Short Duration Fund. Their principal business address is 75 State Street, Boston, MA 02109. Wellington Management is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                                                            CONNECTION WITH
INVESTMENT ADVISER                           NAME OF OTHER COMPANY                OTHER  COMPANY
------------------                           ---------------------              -----------------
Kenneth Lee Abrams
  General Partner

Nicholas Charles Adams
  General Partner

Rand Lawrence Alexander
  General Partner

Deborah Louise Allison
  General Partner

James Halsey Averill
  General Partner

Karl E. Bandtel
  General Partner

Marie-Claude Petit Bernal
  General Partner

William Nicholas Booth
  General Partner


Paul Braverman                               Wellington International Management   Director
  General Partner                            Company Pte Ltd.

                                             Wellington Management International   Partner and Chief Financial Officer

                                             Wellington Trust Company, NA
                                                                                   Treasurer/Cashier

Robert A. Bruno
  General Partner


Maryann E. Carroll
  General Partner

Pamela Dippel
  General Partner

Charles Townsend Freeman
  General Partner

Laurie Allen Gabriel
  General Partner

Frank Joseph Gilday, III
  General Partner

John Herrick Gooch                           Wellington Management International   Partner
  General Partner
                                             Wellington Trust Compnay, NA
                                                                                   Director & Vice President


Nicholas Peter Greville                      Wellington International Management   Director
  General Partner                            Company Pte Ltd.
                                                                                   Partner
                                             Wellington Management International

Paul J. Hammel
  General Partner

Lucius T. Hill III
  General Partner


Paul David Kaplan
  General Partner

John Charles Keogh
  General Partner

George Cabot Lodge, Jr.
  General Partner

Nancy T. Lukitsh                             Wellington Trust Company, NA          Director & Vice President
  General Partner

Mark T. Lynch
  General Partner

Christine Smith Manfredi
  General Partner

Patrick John McCloskey
  General Partner

Earl Edward McEvoy
  General Partner

Duncan Mathieu McFarland                     Wellington International Management   Director
  General Partner                            Company Pte Ltd.

                                             Wellington Management International   Partner

                                             Wellington Trust Company, NA
                                                                                   Director, Chairman of the Board and
                                                                                   the Executive Committee

Paul Mulford Mecray, III
  General Partner

Matthew Edward Megargel
  General Partner

James Nelson Mordy
  General Partner

Diane Carol Nordin
  General Partner


Stephen T. O'Brien
  General Partner

Edward Paul Owens
  General Partner

Saul Joseph Pannell
  General Partner

Thomas Louis Pappas
  General Partner

Jonathan Martin Payson                       Wellington Trust Company, NA          Director & President
  General Partner

Stephen Michael Pazuk                        Wellington International Management   Director
  General Partner                            Company Pte Ltd.

                                             Wellington Management International   Retired as Partner on August 1,
                                                                                   1999.

Robert Douglas Rands
  General Partner

Eugene Edward Record, Jr. General
Partner

James Albert Rullo
 General Partner

John Robert Ryan
General Partner

Joseph Harold Schwartz
General Partner

Theodore Shasta
 General Partner

Binkley Calhoun Shorts
 General Partner

Trond Skramstad
General Partner


Catherine Anne Smith
 General Partner

Stephen Albert Soderberg
 General Partner

Brendan James Swords
General Partner

Harriett Tee Taggart
General Partner

Perry Marques Traquina
General Partner

Gene Roger Tremblay
General Partner

Michael A. Tyler
General Partner

Mary Ann Tynan                               Wellington Management International   Partner
General Partner
                                             Wellington Trust Company, NA
                                                                                   Trust Officer, Vice President

Clare Villari
 General Partner

Ernst Hans von Metzsch
 General Partner

James Leland Walters                         Wellington International Management   Director
  General Partner                            Company Pte Ltd.

                                             Wellington Trust Company, NA          Director, Senior Trust Officer &
                                                                                   Trust Counsel

Kim Williams
  General Partner

Francis Vincent Wisneski, Jr.
  General Partner

WESTERN ASSET MANAGEMENT COMPANY

Western Asset Management is a Sub-Adviser for the Commonfund Short Duration Fund, CIF Inflation-Indexed Bond Fund and CIF Core Plus Bond Fund. Their principal business address is 117 E. Colorado Blvd., Pasadena, CA 91105. Western Asset Management is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                                                          POSITION WITH OTHER
INVESTMENT ADVISER                           OTHER COMPANY                      COMPANY
------------------                           -------------                      -------
Bruce Daniel Alberts                         Southbrook Corporation                Vice President-Finance (1993-1999).
Chief Financial Officer                      Beverly Hills, CA

Joseph Gibson Cooper                         Franklin/Templeton Distributors,      Assistant Portfolio Manager
Portfolio Manager                            Inc.                                  (1994-1998).
                                             San Mateo, CA

Carl L. Eichstaedt
Portfolio Manager

Keith J. Gardner
Portfolio Manager

Scott F. Grannis
Director & Economist

Ilene Schiowitz Harker
Director of Compliance and Controls

James W. Hirschmann III
Chief Executive Officer

Stephen K. Leech
Director & CIO

William C. Livingston
Director & CEO

Raymond A. Mason                             Legg Mason, Inc.                      Chairman, President & CEO
Non-Employee Director
                                             Legg Mason Wood Walker, Inc.          Chairman, President & CEO


Ronald D. Mass
Director of Analytics/Risk Management

Edward A. Moody
Director & Sr. Portfolio Manager

James V. Nelson
Director of  Research

Timothy Charles Scheve                       Legg Mason Wood Walker                Executive Vice President & Chief
Non-Employee Director                        Baltimore, MD                         Administrative Officer

Elisabeth Nurick Spector                     Legg Mason, Inc.                      Senior Vice President
Non-Employee Director
                                             Legg Mason Wood Walker, Inc.          Senior Vice President

Edward A. Taber III                          Legg Mason, Inc.                      Sr. Exec VP & Investment Management
Non-Employee  Director
                                                                                   Director & Sr. Executive Vice
                                             Legg Mason Wood Walker, Inc.          President

Jeffrey D. Van Schaick
Director of Research

Stephen A. Walsh
Director of Portfolio Management


WESTERN ASSET MANAGEMENT COMPANY LIMITED

Western Asset Management Company Limited is a Sub-Adviser for the Commonfund CIF Core Plus Bond Fund. Their principal business address is 155 Bishopsgate, London EC2M 3XG.


--------------------------------------------------------------------------------
Name and Position with        Other Company          Position with Other
Investment Adviser                                   Company
--------------------------------------------------------------------------------
Mary Ann Cleary,
Compliance Officer and
Company Secretary
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
James W. Hirschmann III,
Managing Director and
Director
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Gavin L. James, Director
and Senior Executive
Officer
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Stephen K. Leech,
Director
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Raymond A. Mason,             Legg Mason, Inc.      Chairman, President &
Director                                            CEO
                              Legg Mason Wood       Chairman, President &
                              Walker, Inc.          CEO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Timothy C. Scheve,            Legg Mason Wood       Executive Vice President
Director                      Walker, Inc.          & Chief Administrative
                                                    Officer
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Elisabeth A. Spector,         Legg Mason, Inc.      Senior Vice President
Director                      Legg Mason Wood       Senior Vice President
                              Walker, Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Edward A. Taber III,          Legg Mason, Inc.      Director & Senior
Director                      Legg Mason Wood       Executive Vice President
                              Walker, Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Suzanne Taylor-King,
Finance Officer
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Michael B. Zelouf,
Executive Director of
Fixed  Income
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Item 27.  Principal Underwriters

   Not applicable.

Item 28.  Location of Accounts and Records

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

     (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
(8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Adviser, Sub-Advisers and Custodian:

   Adviser:
      Commonfund Asset Management Company
      15 Old Danbury Rd.
      P.O. Box 812
      Wilton, CT, 06897-0812

   Sub-Advisers:

      Advanced Investment Technology, Inc.
      311 Park Place Boulevard, Suite 250
      Clearwater, FL 33759

      Artisan Partners
      1000 N. Water Street
      Suite 1770
      Milwaukee, WI 53202

      BlackRock Advisors, Inc.
      345 Park Avenue
      29th floor
      New York, NY 10154-0004

      Capital Guardian Trust Company
      630 Fifth Avenue, 36th Floor
      New York, NY 10111


      Capital Works Investment Partners
      401 West A Street, Suite 1770
      San Diego, CA 92101

      Constitution Research & Management, LLC
      One Financial Center, 23rd Floor
      Boston, MA 02111

      GlobeFlex Capital, L.P.
      4365 Executive Drive, Suite 720
      San Diego, CA 92121

      Grantham, May, Van Otterloo & Co., LLC
      40 Rowes Wharf

      Boston, MA 02110

      High Rock Capital LLC
      28 State Street
      Boston, MA 02109

      Iridian Asset Management LLC
      276 Post Road West
      Westport, CT 06880

      John A. Levin & Co., Inc.
      One Rockefeller Plaza, 25th Floor
      New York, NY 10020

      Marsico Capital Management LLC
      1200 Seventeenth Street, Suite 1300
      Denver, CO 80202

      Martingale Asset Management, L.P.
      222 Berkley Street
      Boston, MA 02116

      Metropolitan West Asset Management
      11766 Wilshire Blvd.
      Los Angeles, CA 90025

      NorthPointe Capital, LLC
      201 West Big Beaver Road
      Columbia Center One, 10th Floor, Suite 1000
      Troy, MI 48084

      Seix Investment Advisors
      300 Tice Boulevard
      Woodcliff Lake, NJ 07675

      Shapiro Capital Management Company, Inc.
      One Buckhead Plaza, Suite 650
      3060 Peachtree Rd, NW
      Atlanta, GA 30305

      Skyline Asset Management, L.P.
      311 South Whacker Dr., Suite 4500
      Chicago, IL 60606

      State Street Global Advisors, Inc.
      One International Place
      Boston, MA 02110

      TT International Investment Management

      Martin House
      5 Martin Lane
      London, EC4R ODP
      England

      Veredus Asset Management, LLC
      6060 Dutchmans Lane, Suite 320
      Louisville, KY 40205

      Wellington Management Company, LLP
      75 State Street
      Boston, MA 02109

      Western Asset Management Company
      117 E. Colorado Blvd.
      Pasadena, CA, 91105

      Western Asset Management Company Limited
      155 Bishopsgate
      London EC2M 3XG

   Custodian:
      Investors Bank & Trust Company
      200 Clarendon Street
      Boston, Massachusetts, 02116

Item 29.  Management Services

   Not applicable

Item 30.  Undertakings

   Not applicable

                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wilton, State of Connecticut on this 30th day of August, 2001.

                                            Commonfund Institutional Funds

                                            By: /s/Robert L. Bovinette
                                                ------------------------------
                                                Robert L. Bovinette
                                                President and Director

           Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacity on the dates indicated.


By: /s/Robert L. Bovinette          President and Director       August 30, 2001
   -----------------------------
   Robert L. Bovinette

By:             *                   Director                     August 30, 2001
   -----------------------------
   John B. Carroll

By:             *                   Director                     August 30, 2001
   -----------------------------
   Louis M. Moelchert, Jr.

By:             *                   Director                     August 30, 2001
   -----------------------------
   David M. Lascell

By:             *                   Director                     August 30, 2001
   -----------------------------
   Jerald L. Stevens


By: /s/ Marita K. Wein              Chief Financial Officer      August 30, 2001
   -----------------------------
    Marita K. Wein

*By: /s/Robert L. Bovinette
     -------------------------------------
     Robert L. Bovinette, Attorney-in-Fact
     pursuant to Powers of Attorney

                                  EXHIBIT INDEX

Name                                                                Exhibit Page
----                                                                ------------

Investment Sub-Advisory Agreement between the Registrant               (d)(2)
and Wellington Management Company, LLP

Investment Sub-Advisory Agreement between the Registrant and           (d)(3)
Western Asset Management Company

Investment Sub-Advisory Agreement between the Registrant and           (d)(6)
Capital Guardian Trust Company

Investment Sub-Advisory Agreement between the Registrant and           (d)(17)
BlackRock Advisors, Inc.

Investment Sub-Advisory Agreement between the Registrant and           (d)(26)
Western Asset Management Company Limited

Distribution Agreement between the Registrant and Commonfund           (e)
Securities, Inc.

Custodian Agreement between the Registrant and Investors Bank          (g)
& Trust Company

Administration Agreement between the Registrant and Investors          (h)(1)
Bank & Trust Company

Transfer Agency Agreement between the Registrant and Investors         (h)(2)
Bank & Trust Company

Amended and Restated Delegation Agreement between the Registrant       (h)(3)
and Investors Bank & Trust Company

Opinion and Consent of Counsel                                         (i)

Accountant's Consent                                                   (j)

Code of Ethics for Wellington Management Company, LLP                  (p)(3)

Code of Ethics for Western Asset Management Company                    (p)(4)

Code of Ethics for Artisan Partners                                    (p)(5)

Code of Ethics for CapitalWorks Investment Partners                    (p)(7)

Code of Ethics for Grantham, May, Van Otterloo                         (p)(10)

Code of Ethics for Marsico Capital Management LLC                      (p)(14)

Code of Ethics for BlackRock Advisors, Inc.                            (p)(17)